          As filed with the Securities and Exchange Commission on March 2, 1999.
                                                       Registration No. 33-76684


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                          POST-EFFECTIVE AMENDMENT NO.6


            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA
                               SEPARATE ACCOUNT A
                        (formerly NASL Variable Account)
                           (Exact name of Registrant)

            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA (formerly North American Security Life Insurance Company)
                               (Name of Depositor)

                              116 Huntington Avenue
                           Boston, Massachusetts 02116
              (Address of Depositor's Principal Executive Offices)

                                 (617) 266-6004
               (Depositor's Telephone Number Including Area Code)


         James D. Gallagher, Esq.
         Vice President, Secretary                       Copy to:
            and General Counsel                     J. Sumner Jones, Esq.
The Manufacturers Life Insurance Company of        Jones & Blouch, L.L.P.
              North America                   1025 Thomas Jefferson Street, N.W.
            73 Tremont Street                       Washington, DC 20007
       Boston, Massachusetts 02108
 (Name and Address of Agent for Service)

                          -----------------------------

It is proposed that this filing will become effective:


     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     ___ on [date] pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485 _X_ on May 1, 1999 pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

     ___ this post-effective amendment designated a new effective date for a previously filed post-effective amendment.


*The Prospectus contained in this registration statement also relates to variable annuity contracts no longer being sold but for which additional purchase payments are accepted and which are covered by an earlier registration statement under File No. 33-49604.

  THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA SEPARATE ACCOUNT A

                  CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4

N-4 Item            Caption in Prospectus
Part A              ---------------------
------


1...............Cover Page
2...............Special Terms
3...............Summary
4...............Values; Performance Data; Financial Statements
5...............General Information about  Us The Variable Account and The Trust
6...............Charges and Deductions; Withdrawal Charges; Reduction or
                  Elimination of Withdrawal Charge; Administration Fees; Reduction or Elimination of Annual Administration Fee; Mortality and Expense Risk Charge; Taxes; Appendix C - Example of Calculation of Withdrawal Charge; Appendix D - State Premium Taxes
7...............Accumulation Period Provisions; Our Approval; Purchase Payments;
                  Accumulation Units; Net Investment Factor; Transfers Among Investment Options; Telephone Transactions; Special Transfer Services -Dollar Cost Averaging; Asset Rebalancing
                  Program; Withdrawals; Special Withdrawal Services - the Income Plan; Contract Owner Inquiries; Other Contract
                  Provisions; Ownership; Beneficiary; Modification
8...............Pay-out Period Provisions; General; Annuity Options;
                  Determination of Amount of the First Variable Annuity Payment; Annuity Units and the Determination of Subsequent Variable Annuity Payments; Transfers During the Pay-out Period
9...............Accumulation Period Provisions; Death Benefit During
                  Accumulation Period; Pay-out Period Provisions; Death Benefit During Pay-out Period
10..............Accumulation Period Provisions; Purchase Payments; Accumulation
                  Units; Value of Accumulation Units; Net Investment Factor; Distribution of Contracts
11..............Withdrawals; Restrictions under the Texas Optional Retirement
                  Program; Accumulation Period Provisions; Purchase Payments; Other Contract Provisions; Ten Day Right to Review
12..............Federal Tax Matters; Introduction; Our Tax Status; Taxation of
                  Annuities in General; Qualified Retirement Plans
13..............Legal Proceedings
14..............Statement of Additional Information - Table of Contents


N-4 Item        Caption in Statement of
Part B          Additional Information
------          -----------------------

15..............Cover Page
16..............Table of Contents
17..............General History and Information.
18..............Services-Accountants; Services-Servicing Agent
19..............Not Applicable
20..............Principal Underwriter
21..............Performance Data
22..............Not Applicable
23..............Financial Statements

                                     PART A



                      INFORMATION REQUIRED IN A PROSPECTUS

      MAILING ADDRESS                                     ANNUITY SERVICE OFFICE
   116 Huntington Avenue                                   Post Office Box 9230
Boston, Massachusetts 02116                                Boston, Massachusetts
      (617) 266-6004                                            02205-9230
      (800) 344-1029

                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                       OF NORTH AMERICA SEPARATE ACCOUNT A
                                       OF
            THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

                       FLEXIBLE PURCHASE PAYMENT DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING

         This Prospectus describes an annuity contract issued by The Manufacturers Life Insurance Company of North America ("WE" or "US"). The contract is a flexible purchase payment, deferred, combination fixed and variable annuity contract, including both an individual contract and a participating interest in a group contract. Participation in a group contract will be separately accounted for by the issuance of a certificate evidencing your interest under the contract. An individual contract will usually be issued only where a group contract may not be used. The certificate and individual annuity contract are hereafter referred to as the "CONTRACT." Contract values and annuity benefit payments are based upon forty-three investment options. Forty-one options are variable and five are fixed account options.

     * Contract values (other than those allocated to one of the fixed accounts) and variable annuity benefit payments will vary according to the investment performance of the sub-accounts of one of our separate accounts, The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT"). Your contract values may be allocated to, and transferred among, one or more of those sub-accounts.

     * Each sub-account's assets are invested in a corresponding portfolio of a mutual fund, Manufacturers Investment Trust (the "TRUST") or Merrill Lynch Variable Series Funds, Inc. ("MERRILL VARIABLE FUNDS"). We will provide you with prospectuses for the Trust and Merrill Variable Funds with this Prospectus.

     * SHARES OF THE TRUST AND MERRILL VARIABLE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND THE SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY.

     * Except as specifically noted here and under the caption "FIXED ACCOUNT INVESTMENT OPTION" below, this Prospectus describes only the variable portion of the contract.

     * Special terms appear in bold and are explained when first used in this Prospectus and also are defined in a glossary in Appendix A.

PLEASE READ THIS PROSPECTUS CAREFULLY AND KEEP IT FOR FUTURE REFERENCE. IT CONTAINS INFORMATION ABOUT THE VARIABLE ACCOUNT AND THE VARIABLE PORTION OF THE CONTRACT THAT YOU SHOULD KNOW BEFORE INVESTING.

THE CONTRACTS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SEC. NEITHER THE SEC NOR ANY STATE HAS DETERMINED WHETHER THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     * ADDITIONAL INFORMATION about the contract and the Variable Account is contained in a Statement of Additional Information, dated the same date as this Prospectus, which has been filed with the SEC. The Statement of Additional Information is available without charge upon request by writing us at the address on the front cover or by telephoning (800) 344-1029.

     * The SEC maintains a Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information about us, the contracts and the Variable Account.

                       STATEMENT OF ADDITIONAL INFORMATION
                                TABLE OF CONTENTS

General Information and History.................................................
Performance Data................................................................
Service
       Independent Auditors.....................................................
       Servicing Agent..........................................................
       Principal Underwriter....................................................
Voting Interest.................................................................
Cancellation of Contract........................................................
Financial Statements............................................................



                     The date of this Prospectus is__________, 1999.


VEN 20/21 AND VEN 22/23, AS OF 2/26/99

                               TABLE OF CONTENTS


SUMMARY...................................................    3
GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT,
   THE TRUST AND MERRILL VARIABLE FUNDS....................   8
     The Manufacturers Life Insurance Company of North
     America..............................................    8
     The Variable Account ................................    8
     The Trust............................................    8
     Merrill  Lynch Variable Series Funds, Inc............
DESCRIPTION OF THE CONTRACT ..............................   10
   ACCUMULATION PERIOD PROVISIONS ........................   10
     Eligible Purchasers .................................
     Purchase Payments ...................................   10
     Accumulation Units ..................................   10
     Value of Accumulation Units .........................   11
     Net Investment Factor ...............................   11
     Transfers Among Investment Options ..................   11
     Maximum Number of Investment Options.................   11
     Telephone Transactions ..............................   12
     Special Transfer Services - Dollar Cost Averaging....   12
     Asset Rebalancing Program............................   12
     Withdrawals..........................................   13
     Special Withdrawal Services - the Income Plan .......   13
     Loans................................................   14
     Death Benefit During Accumulation Period.............   15
   PAY-OUT PERIOD PROVISIONS .............................   17
     General .............................................   17
     Annuity Options .....................................   17
     Determination of Amount of the First Variable
       Annuity Payment....................................   18
     Annuity Units and the Determination of
       Subsequent Variable Annuity Payments ..............   18
     Transfers During the Pay-out Period .................   19
     Death Benefit During the Pay-out Period..............   19
   OTHER CONTRACT PROVISIONS .............................   19
     Ten Day Right to Review .............................   19
     Ownership ...........................................   19
     Annuitant ...........................................   20
     Beneficiary .........................................   20
     Modification ........................................   20
     Our Approval ........................................   20
     Discontinuance of New Owners ........................
     Misstatement and Proof of Age, Sex or Survival.......   20
   FIXED ACCOUNT INVESTMENT OPTIONS.......................   20
   GUARANTEED RETIREMENT INCOME PROGRAM ..................
CHARGES AND DEDUCTIONS ...................................   22
     Withdrawal Charges ..................................   22
     Reduction or Elimination of Withdrawal Charge .......   23
     Administration Fees..................................   24
     Reduction or Elimination of  Annual Administration
       Fees ............................................
     Distribution Fee.....................................   24
     Mortality and Expense Risk Charge ...................   24
     Taxes ...............................................   24
FEDERAL TAX MATTERS ......................................   25
   INTRODUCTION ..........................................   25
   OUR TAX STATUS ........................................   25
   TAXATION OF ANNUITIES IN GENERAL ......................   26
     Tax Deferral During Accumulation Period .............   26
     Taxation of Partial and Full Withdrawals ............   27
     Taxation of Annuity Benefit Payments ................   28
     Taxation of Death Benefit Proceeds ..................   28
     Penalty Tax on Premature Distributions ..............   28
     Aggregation of Contracts ............................   29
   QUALIFIED RETIREMENT PLANS ............................   29
     Direct Rollovers ....................................   30
   FEDERAL INCOME TAX WITHHOLDING.........................   30
GENERAL MATTERS...........................................   31
     Performance Data.....................................   31
     Asset Allocation and Timing Services.................   31
     Restrictions under the Texas Optional
       Retirement Program.................................   31
     Distribution of Contracts ...........................   31
     Contract Owner Inquiries.............................   32
     Confirmation Statements..............................   32
     Legal Proceedings ...................................   32
     Year 2000 Issues.....................................   32

APPENDIX A: SPECIAL TERMS.................................  A-1
APPENDIX B: TABLE OF ACCUMULATION UNIT VALUES
     FOR CONTRACTS DESCRIBED IN THIS PROSPECTUS ..........  B-1
APPENDIX C: EXAMPLES OF CALCULATION OF
     WITHDRAWAL CHARGE....................................  C-1
APPENDIX D: STATE PREMIUM TAXES...........................  D-1
APPENDIX E: PENNSYLVANIA MAXIMUM MATURITY
     AGE..................................................  E-1
APPENDIX F: PRIOR CONTRACTS - VEN 7 AND VEN 8
     CONTRACTS............................................  F-1
APPENDIX G: PRIOR CONTRACTS - VEN 1 AND VEN 3
     CONTRACTS............................................  G-1
APPENDIX H: EXCHANGE OFFER - VEN 7 AND VEN 8
     CONTRACTS............................................  H-1
APPENDIX I: EXCHANGE OFFER - VEN 1 AND VEN 3
     CONTRACTS............................................  I-1
APPENDIX J: EXCHANGE OFFER - MANAMERICA
     LIFESTYLE ANNUITY CONTRACTS..........................  J-1
APPENDIX K: EXCHANGE OFFER - MANAMERICA MULTI-
     ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY............  K-1
APPENDIX L: QUALIFIED PLAN TYPES..........................  L-1

                                     SUMMARY

OVERVIEW OF THE CONTRACT. The contract offered by this Prospectus is a flexible purchase payment deferred combination fixed and variable annuity contract. The contract provides for the accumulation of contract values and the payment of annuity benefits on a variable and/or fixed basis. The Prospectus describes both participating interests in group deferred annuity contracts and individual deferred annuity contracts.

Under the contract, you make one or more payments to us for a period of time (the "ACCUMULATION PERIOD") and then later, we make one or more annuity benefit payments to you (the "PAY-OUT PERIOD"). Contract values during the accumulation period and the amounts of annuity benefit payments during the pay-out period may either be variable or fixed, depending upon the investment option(s) you select. You may use the contract to fund either a non-qualified or tax-qualified retirement plan.

OTHER CONTRACTS. Prior to 1995, we issued four classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made: "Ven 1" contracts, which were sold during the period from June, 1985 until June, 1987; "Ven 3" contracts, which were sold during the period from November, 1986 until October, 1993; "Ven 8" contracts which were sold during the period from September, 1992 until February, 1995; and "Ven 7" contracts which were sold during the period from August, 1989 until March, 1999. This Prospectus principally describes the contract offered by this Prospectus but also describes the Ven 8, Ven 7, Ven 3 and Ven 1 contracts (collectively, "prior contracts"). The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, charges made by the Company, death benefit provisions and in the case of Ven 7 and Ven 8 contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contract (see "Appendices F and G").

PURCHASE PAYMENT LIMITS. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. The minimum initial purchase payment is $3,500 if the source of such payment was a direct rollover of an eligible rollover distribution from a qualified plan under Section 401(a) of the Code or a Tax Sheltered Annuity described in Section 403(b) of the Code, all or part of which assets are invested in a group annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.). Purchase payments normally may be made at any time. If a purchase payment would cause your contract value to exceed $1,000,000, or your contract value already exceeds $1,000,000, however, you must obtain our approval in order to make the payment. If permitted by state law, we may cancel your contract if you have made no payments for two years, your contract value is less than $2,000 and your payments over the life of your contract, minus your withdrawals over the life of the contract is less than $2,000.

INVESTMENT OPTIONS. During the accumulation period, contract values may be allocated among up to seventeen of the available investment options. Currently, forty-one Variable Account investment options and five fixed account investment options are available under the contract. Each of the forty-one Variable Account investment options is a sub-account of the Variable Account that invests in a corresponding portfolio of the Trust or Merrill Variable Funds. A full description of each portfolio of the Trust or Merrill Variable Funds is in the accompanying Prospectus of the Trust or Merrill Variable Funds. Your contract value during the accumulation period and the amounts of annuity benefit payments will depend upon the investment performance of the portfolio underlying each sub-account of the Variable Account you select and/or upon the interest we credit on each fixed account option you select. Subject to certain regulatory limitations, we may elect to add, subtract or substitute investment options.

TRANSFERS. During the accumulation period, you may transfer your contract values among the Variable Account investment options and from the Variable Account investment options to the fixed account investment options without charge. In addition, you may transfer contract values among the fixed account investment options and from the fixed account investment options to the Variable Account investment options, subject to a one year holding period requirement (with certain exceptions) and a market value charge which may apply to such a transfer. During the pay-out period, you may transfer your allocations among the Variable Account investment options, but transfers from Variable Account options to fixed account options or from fixed account options to Variable Account options are not permitted.

WITHDRAWALS. During the accumulation period, you may withdraw all or a portion of your contract value. The amount you withdraw from any investment account must be at least $300 or, if less, your entire balance in that investment account. If a partial withdrawal plus any applicable withdrawal charge would reduce your contract value to less than $300, we will treat your withdrawal request as a request to withdraw all of your contract value. A withdrawal charge and an administration fee may apply to your withdrawal. A withdrawal may be subject to income tax and a 10% IRS penalty tax. A systematic withdrawal plan service is available under the contract.

LOANS. If your contract is issued in connection with a Section 403(b) qualified plan that is not subject to Title I of ERISA, you may borrow money from us, using your contract as the only security for the loan. The effective cost of a contract loan is 2% per year of the amount borrowed.

CONFIRMATION STATEMENTS. We will send you confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. You should immediately report any mistakes to our Annuity Service Office (at the address or phone number shown on the cover of this Prospectus). If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

DEATH BENEFITS. We will pay the death benefit described below to your BENEFICIARY if you die during the accumulation period. If a contract is owned by more than one person, then the surviving contract owner will be deemed the beneficiary of the deceased contract owner. No death benefit is payable on the death of any ANNUITANT (a natural person or persons whose life is used to determine the duration of annuity benefit payments involving life contingencies), except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. The amount of the death benefit will be calculated as of the date on which our Annuity Service Office receives written notice and proof of death and all required claim forms. The formula used to calculate the death benefit may vary according to the age(s) of the contract owner(s) at the time the contract is issued and the age of the contract owner who dies. If there are any UNPAID LOANS (including unpaid interest) under the contract, the death benefit equals the death benefit calculated according to the applicable formula, minus the amount of the unpaid loans. If the annuitant dies during the pay-out period and annuity payment method selected called for payments for a guaranteed period, we will make the remaining guaranteed payments to the beneficiary. See F for information on death benefit provisions of Ven 7 and Ven 8 contracts and Appendix G for information on death benefit provisions of Ven 1 and Ven 3 contracts.

ANNUITY BENEFIT PAYMENTS. We offer a variety of fixed and variable annuity payment options. Periodic annuity benefit payments will begin on the "MATURITY DATE" (the first day of the pay-out period). You select the maturity date, the frequency of payment and the type of annuity benefit payment option.

GUARANTEED RETIREMENT INCOME PROGRAM. The Guaranteed Retirement Income Program (the "Income Benefit") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The Income Benefit is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals (the "Income Base"). The amount of the monthly annuity payment provided by the Income Benefit is determined by applying the Income Base to the monthly income factors set forth in the Income Benefit Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the Income Benefit Rider. If the Income Benefit is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the Income Benefit Rider, we will pay the monthly annuity payment available under the contract. The Income Benefit is available for contracts issued on or after May 1, 1998. The Income Benefit is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1.

TEN DAY REVIEW. You may cancel your contract by returning it to us within 10 days of receiving it.

MODIFICATION. In the case of a group annuity contract, we may not modify the contract or any certificate without the consent of the group holder or the owner, as applicable, except to make it conform to any law or regulation or ruling issued by a governmental agency. However, on 60 days' notice to the group holder, we may change the withdrawal charges, administration fees, mortality and expense risk charges, free withdrawal percentage, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification.

DISCONTINUANCE OF NEW OWNERS. In the case of a group annuity contract, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

TAXATION. The status of the contract as an annuity generally allows all earnings on the underlying investments to be tax-deferred until withdrawn or until annuity benefit payments begin. Normally, a portion of each annuity benefit payment is taxable as ordinary income. Partial and total withdrawals are taxable as ordinary income to the extent contract value prior to the withdrawal exceeds the purchase payments you have made, minus your prior withdrawals. A penalty tax may apply to withdrawals prior to age 59 1/2.

CHARGES AND DEDUCTIONS. The following table and Example are designed to assist you in understanding the various costs and expenses related to the contract. The table reflects expenses of the Variable Account and the underlying portfolios. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Prospectus beginning at page ____. The items listed under "Trust Annual Expenses" are described in detail in the accompanying Prospectuses of the Trust and Merrill Variable Funds.

CONTRACT OWNER TRANSACTION EXPENSES

See Appendix F for additional information regarding contract owner transaction expenses for Ven 7 and Ven 8 contracts. See Appendix G for information regarding contract owner transaction expenses for Ven 3 and Ven 1 contracts.

Deferred sales load (as percentage of purchase payments)

      NUMBER OF COMPLETE YEARS                            WITHDRAWAL CHARGE
    PURCHASE PAYMENT IN CONTRACT                              PERCENTAGE
                 0                                                6%
                 1                                                6%
                 2                                                5%
                 3                                                5%
                 4                                                4%
                 5                                                3%
                 6                                                2%
                 7+                                               0%



ANNUAL CONTRACT FEE.........................................    $30(1)

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)
Mortality and expense risk fee..............................    1.25%
Administration fee - asset based............................    0.15%
Total Separate Account Annual Expenses......................    1.40%


OPTIONAL INCOME RIDER FEE...................................    0.25%(2)
(as a percentage of the Income Base)


(1) The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000. This provision does not apply to Ven 7 or Ven 8 contracts. See Appendix F.


(2) If the Guaranteed Retirement Income Program is elected, this fee is deducted on each contract anniversary. The Guaranteed Retirement Income Program is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts (see "GUARANTEED RETIREMENT INCOME PROGRAM").

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)



                                              OTHER EXPENSES
                                  MANAGEMENT  (AFTER EXPENSE    TOTAL TRUST
TRUST PORTFOLIO                      FEES     REIMBURSEMENT)  ANNUAL EXPENSES
-----------------------------------------------------------------------------

Pacific Rim Emerging Markets...    0.850%        0.360%*         1.210%
Science & Technology...........    1.100%        0.110%*         1.210%
International Small Cap........    1.100%        0.150%          1.250%
Aggressive Growth..............    1.000%        0.090%          1.090%
Emerging Small Company.........    1.050%        0.150%          1.200%
Small Company Blend............    1.050%        0.150%*         1.200%
Mid Cap Growth.................    1.000%        0.040%          1.040%
Mid Cap Stock..................    0.925%        0.000%*         0.925%
Overseas.......................    0.950%        0.210%          1.160%
International Stock............    1.050%        0.200%          1.250%
International Value............    1.000%        0.300%*         1.300%


                                              OTHER EXPENSES
                                  MANAGEMENT  (AFTER EXPENSE    TOTAL TRUST
TRUST PORTFOLIO                      FEES     REIMBURSEMENT)  ANNUAL EXPENSES
-----------------------------------------------------------------------------

Mid Cap Blend..................    0.850%        0.050%          0.900%
Small Company Value............    1.050%        0.180%          1.230%
Global Equity..................    0.900%        0.110%          1.010%
Growth.........................    0.850%        0.050%          0.900%
Large Cap Growth...............    0.875%        0.130%          1.005%
Quantitative Equity............    0.700%        0.060%          0.760%
Blue Chip Growth...............    0.875%        0.045%          0.920%
Real Estate Securities.........    0.700%        0.060%          0.760%
Value..........................    0.800%        0.050%          0.850%
Growth and Income..............    0.750%        0.040%          0.790%
U.S. Large Cap Value...........    0.875%        0.100%*         0.975%
Equity-Income..................    0.875%        0.050%          0.925%
Income & Value.................    0.800%        0.090%          0.890%
Balanced.......................    0.800%        0.070%          0.870%
High Yield.....................    0.775%        0.065%          0.840%
Strategic Bond.................    0.775%        0.075%          0.850%
Global Bond....................    0.800%        0.110%          0.910%
Total Return...................    0.775%        0.100%*         0.875%
Investment Quality Bond........    0.650%        0.070%          0.720%
Diversified Bond...............    0.750%        0.140%          0.890%
U.S. Government Securities.....    0.650%        0.070%          0.720%
Money Market...................    0.500%        0.120%          0.540%
Lifestyle Aggressive 1000#.....        0%        1.110%**        1.110%
Lifestyle Growth 820#..........        0%        1.000%**        1.000%
Lifestyle Balanced 640#........        0%        0.920%**        0.920%
Lifestyle Moderate 460#........        0%        0.830%**        0.830%
Lifestyle Conservative 280#....        0%        0.720%**        0.720%


*Based on estimates of payments to be made during the current fiscal year.

** Reflects expenses of the Underlying Portfolios. Manufacturers Securities Services, LLC has voluntarily agreed to pay the expenses of each Lifestyle Trust (excluding the expenses of the Underlying Portfolios). This voluntary expense reimbursement may be terminated at any time. If such expense reimbursement was not in effect, Total Trust Annual Expenses would be 0.02% higher, except for the Lifestyle Conservative 280 Trust, which would be 0.03% higher (based on expenses of the Lifestyle Trusts for the fiscal year ended December 31, 1998) as noted in the chart below:

                                  MANAGEMENT     OTHER         TOTAL TRUST
TRUST PORTFOLIO                      FEES       EXPENSES     ANNUAL EXPENSES
----------------------------------------------------------------------------
Lifestyle Aggressive 1000......        0%        1.130%          1.130%
Lifestyle Growth 820...........        0%        1.020%          1.020%
Lifestyle Balanced 640.........        0%        0.940%          0.940%
Lifestyle Moderate 460.........        0%        0.850%          0.850%
Lifestyle Conservative 280.....        0%        0.750%          0.750%

#Each Lifestyle Trust will invest in shares of the Underlying Portfolios. Therefore, each Lifestyle Trust will bear its pro rata share of the fees and expenses incurred by the Underlying Portfolios in which it invests, and the investment return of each Lifestyle Trust will be net of the Underlying Portfolio expenses. Each Lifestyle Portfolio must also bear its own expenses. However, the Adviser is currently paying these expenses as described in footnote (**) above.

MERRILL VARIABLE FUNDS ANNUAL EXPENSES:  CLASS B SHARES
(as a percentage of average net assets and after waivers and reimbursements)



                                                                                        Total Annual Fund
                                                                     Other Expenses    Operating Expenses
                                                                     (After Expense      (After Expense
                                          Management     12b-1       Reimbursement        Reimbursement
              Portfolio                      Fee          Fees        and Waiver)          and Waiver)
---------------------------------------------------------------------------------------------------------
Merrill Lynch Special Value Focus           0.750%       0.150%         0.070%*              0.970%
Merrill Lynch Basic Value Focus             0.600%       0.150%         0.070%*              0.820%
Merrill Lynch Developing Capital            0.680%       0.150%         0.570%*              1.400%
Markets Focus

*Note that these are the expenses for the fiscal year ended December 31, 1998.

Merrill Lynch Asset Management, L.P. ("MLAM") and Merrill Lynch Life Agency, Inc. have entered into a Reimbursement Agreement that limits the operating expenses, exclusive of any distribution fees imposed on shares of Class B Common Stock, paid by each portfolio in a given year to 1.40% of its average net assets. This Reimbursement Agreement is expected to remain in effect for the current year. During 1998, MLAM waived management fees for the Developing Capital Markets Focus Fund in the amount totaling 0.32% of that Fund's average daily net assets of Class B shares; absent this waiver, the total expenses for Class B shares of this Fund would have been 1.72%.

EXAMPLE

I. The Optional Income Rider Fee is NOT reflected in the following example.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered the contract at the end of the applicable time period:


PORTFOLIO                               1 YEAR        3 YEARS       5 YEARS+     5 YEARS*    10 YEARS*
-------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets.........      $82          $132          $171          $181         $300
Science & Technology.................       82           132           171           181          300
International Small Cap..............       83           133           173           183          304
Aggressive Growth....................       81           128           166           176          289
Emerging Small Company...............       81           128           166           176          290
Small Company Blend*.................       82           131
Mid Cap Growth.......................       81           127           163           173          284
Mid Cap Stock*.......................       80           123
Overseas.............................       82           130           169           179          295
International Stock..................       83           133           173           183          304
International Value*.................       83           134
Mid Cap Blend........................       79           123           156           166          270
Small Company Value..................       83           132           172           182          302
Global Equity........................       81           126           162           172          281


PORTFOLIO                               1 YEAR        3 YEARS       5 YEARS+     5 YEARS*    10 YEARS*
-------------------------------------------------------------------------------------------------------
Growth...............................       79           123           156           166          270
Large Cap Growth.....................       80           126           161           171          280
Quantitative Equity..................       78           119           149           159          255
Blue Chip Growth.....................       80           123           157           167          272
Real Estate Securities...............       78           119           149           159          255
Value................................       79           121           154           164          265
Growth and Income....................       78           120           150           160          258
U.S. Large Cap Value*................       80           125
Equity-Income........................       80           123           157           167          272
Income & Value.......................       79           122           156           166          269
Balanced.............................       79           122           155           165          267
High Yield...........................       79           121           153           163          264
Strategic Bond.......................       79           121           154           164          265
Global Bond..........................       80           123           157           167          271
Total Return*........................       79           122
Investment Quality Bond..............       78           118           147           157          251
Diversified Bond.....................       79           122           156           166          269
U.S. Government Securities...........       78           118           147           157          251
Money Market.........................       77           115           142           152          241
Lifestyle Aggressive 1000............       81           129           167           177          290
Lifestyle Growth 820.................       80           126           161           171          280
Lifestyle Balanced 640...............       80           123           157           167          272
Lifestyle Moderate 460...............       79           121           153           163          263
Lifestyle Conservative 280...........       78           118           147           157          251
Merrill Lynch Special Value Focus....       80           125           160           170          277
Merrill Lynch Basic Value Focus......       79           120           152           162          262
Merrill Lynch Developing Capital
  Markets Focus......................       84           137           181           191          319



+For Ven 7 and Ven 8 contracts only (as described in Appendix F). The difference in amounts is attributable to the different withdrawal charges. See Appendix F.

*The example of expenses for these Trust portfolios contain figures for only one and three years since they are newly created portfolios.

II. The Optional Income Rider Fee is NOT reflected in the following example.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


PORTFOLIO                                   1 YEAR            3 YEARS         5 YEARS*         10 YEARS*
---------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets............       $27               $83             $141             $300
Science & Technology....................        27                83              141              300
International Small Cap.................        27                84              143              304
Aggressive Growth.......................        26                79              136              289
Emerging Small Company..................        26                80              136              290
Small Company Blend*....................        27                83
Mid Cap Growth..........................        25                78              133              284
Mid Cap Stock*..........................        24                74


PORTFOLIO                                   1 YEAR            3 YEARS          5 YEARS*         10 YEARS*
---------------------------------------------------------------------------------------------------------
Overseas................................        27                81              139              295
International Stock.....................        27                84              143              304
International Value*....................        28                86
Mid Cap Blend...........................        24                74              126              270
Small Company Value.....................        27                84              142              302
Global Equity...........................        25                77              132              281
Growth..................................        24                74              126              270
Large Cap Growth........................        25                77              131              280
Quantitative Equity.....................        23                69              119              255
Blue Chip Growth........................        24                74              127              272
Real Estate Securities..................        23                69              119              255
Value...................................        23                72              124              265
Growth and Income.......................        23                70              120              258
U.S. Large Cap Value*...................        25                76
Equity-Income...........................        24                74              127              272
Income & Value..........................        24                73              126              269
Balanced................................        24                73              125              267
High Yield..............................        23                72              123              264
Strategic Bond..........................        23                72              124              265
Global Bond.............................        24                74              127              271
Total Return*...........................        24                73
Investment Quality Bond.................        22                68              117              251
Diversified Bond........................        24                73              126              269
U.S. Government Securities..............        22                68              117              251
Money Market............................        21                65              112              241
Lifestyle Aggressive 1000...............        26                80              137              290
Lifestyle Growth 820....................        25                77              131              280
Lifestyle Balanced 640..................        24                74              127              272
Lifestyle Moderate 460..................        23                72              123              263
Lifestyle Conservative 280..............        22                68              117              251
Merrill Lynch Special Value Focus.......        25                76              130              277
Merrill Lynch Basic Value Focus.........        23                71              122              262
Merrill Lynch Developing Capital
  Markets Focus.........................        29                89              151              319

*The example of expenses for these Trust portfolios contain figures for only one and three years since they are newly created portfolios.

III. The Optional Income Rider Fee is reflected in the following example. The example assumes the Income Base is not stepped-up.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you surrendered the contract at the end of the applicable time period:


PORTFOLIO                                   1 YEAR             3 YEARS         5 YEARS*         10 YEARS*
----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets............       $85               $139            $195              $331
Science & Technology....................        85                139             195               331
International Small Cap.................        85                140             197               335
Aggressive Growth.......................        84                136             190               319

PORTFOLIO                                   1 YEAR             3 YEARS         5 YEARS*         10 YEARS*
----------------------------------------------------------------------------------------------------------
Emerging Small Company.................         84                136             190               320
Small Company Blend*....................        85                139
Mid Cap Growth..........................        83                133             185               309
Mid Cap Stock*..........................        82                131
Overseas................................        84                138             193               326
International Stock.....................        85                140             197               335
International Value*....................        86                142
Mid Cap Blend...........................        82                130             180               301
Small Company Value.....................        85                140             196               333
Global Equity...........................        83                134             186               311
Growth..................................        82                130             180               301
Large Cap Growth........................        83                133             185               311
Quantitative Equity.....................        81                126             173               287
Blue Chip Growth........................        82                131             181               303
Real Estate Securities..................        81                126             173               287
Value...................................        81                129             178               296
Growth and Income.......................        81                127             175               290
U.S. Large Cap Value*...................        83                133
Equity-Income...........................        82                131             181               303
Income & Value..........................        82                130             180               300
Balanced................................        82                130             179               298
High Yield..............................        81                129             177               295
Strategic Bond..........................        81                129             178               296
Global Bond.............................        82                131             181               302
Total Return*...........................        82                130
Investment Quality Bond.................        80                125             171               283
Diversified Bond........................        82                130             180               300
U.S. Government Securities..............        80                125             171               283
Money Market............................        79                122             166               272
Lifestyle Aggressive 1000...............        84                136             191               321
Lifestyle Growth 820....................        83                133             185               310
Lifestyle Balanced 640..................        82                131             181               303
Lifestyle Moderate 460..................        81                128             177               294
Lifestyle Conservative 280..............        80                125             171               283
Merrill Lynch Special Value Focus.......        83                132             184               307
Merrill Lynch Basic Value Focus.........        81                128             176               293
Merrill Lynch Developing Capital
  Markets Focus.........................        87                145             205               349

*The example of expenses for these Trust portfolios contain figures for only one and three years since they are newly created portfolios.

IV. The Optional Income Rider Fee is reflected in the following example. The example assumes the Income Base is not stepped-up.

You would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if you annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


PORTFOLIO                                   1 YEAR             3 YEARS         5 YEARS*         10 YEARS*
----------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets............       $30                $91            $155              $331
Science & Technology....................        30                 91             155               331
International Small Cap.................        30                 92             157               335
Aggressive Growth.......................        28                 87             150               319
Emerging Small Company.................         29                 88             150               320
Small Company Blend*....................        30                 91
Mid Cap Growth..........................        27                 84             145               309
Mid Cap Stock*..........................        27                 83
Overseas................................        29                 90             153               326
International Stock.....................        30                 92             157               335
International Value*....................        31                 94
Mid Cap Blend...........................        27                 82             140               301
Small Company Value.....................        30                 92             156               333
Global Equity...........................        28                 85             146               311
Growth..................................        27                 82             140               301
Large Cap Growth........................        28                 85             145               311
Quantitative Equity.....................        25                 78             133               287
Blue Chip Growth........................        27                 82             141               303
Real Estate Securities..................        25                 78             133               287
Value...................................        26                 80             138               296
Growth and Income.......................        25                 78             135               290
U.S. Large Cap Value*...................        27                 84
Equity-Income...........................        27                 83             141               303
Income & Value..........................        26                 81             140               300
Balanced................................        26                 81             139               298
High Yield..............................        26                 80             137               295
Strategic Bond..........................        26                 80             138               296
Global Bond.............................        27                 82             141               302
Total Return*...........................        26                 81
Investment Quality Bond.................        25                 76             131               283
Diversified Bond........................        26                 81             140               300
U.S. Government Securities..............        25                 76             131               283
Money Market............................        24                 73             126               272
Lifestyle Aggressive 1000...............        29                 88             151               321
Lifestyle Growth 820....................        28                 85             145               310
Lifestyle Balanced 640..................        27                 82             141               303
Lifestyle Moderate 460..................        26                 80             137               294
Lifestyle Conservative 280..............        25                 76             131               283
Merrill Lynch Special Value Focus.......        27                 84             144               307
Merrill Lynch Basic Value Focus.........        26                 79             136               293
Merrill Lynch Developing Capital
  Markets Focus.........................        32                 97             165               349


*The example of expenses for these Trust portfolios contain figures for only one and three years since they are newly created portfolios.

        For purposes of presenting the foregoing Example, we have made certain assumptions mandated by the SEC. We have assumed that, where applicable, the maximum sales load is deducted, that there are no transfers or other transactions and that the "Other Expenses" line item under "Trust Annual Expenses" will remain the same. Those assumptions, (each of which is mandated by the SEC in an attempt to provide prospective investors with standardized data with which to compare various annuity contracts) do not take into account certain features of the contract and prospective changes in the size of the Trust which may operate to change the expenses borne by contract owners. CONSEQUENTLY, THE AMOUNTS LISTED IN THE EXAMPLES ABOVE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES BORNE BY CONTRACT OWNERS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

         In addition, for purposes of calculating the values in the above Example, the Company has translated the $30 annual administration charge listed under "Annual Contract Fee" to a 0.060% annual asset charge based on the $50,000 approximate average size of contracts of this series. So translated, such charge would be higher for smaller contracts and lower for larger contracts.

A TABLE OF ACCUMULATION UNIT VALUES RELATING TO THE CONTRACT IS INCLUDED IN APPENDIX B TO THIS PROSPECTUS.

GENERAL INFORMATION ABOUT US, THE VARIABLE ACCOUNT, THE TRUST AND MERRILL VARIABLE FUNDS

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We are an indirect subsidiary of Manulife.
================================================================================

THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

         We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. Our ultimate parent is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, we were a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the Manulife name.

         On January 20, 1998, the Board of Directors of Manulife announced that it had asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

         The Manufacturers Life Insurance Company of North America's financial ratings are as follows:

                  AA ++ A.M. Best
                  Superior in financial strength; 1st category of 15

                  AAA Duff & Phelps
                  Highest in claims paying ability; 1st category of 18

                  Aa2 Moody's
                  Excellent in financial strength; 3rd category of 21

These ratings, which are current as of the date of this prospectus and are subject to change, are assigned as a measure of The Manufacturers Life Insurance Company of North America's ability to honor the death benefit and life annuitization guarantees but not specifically to its products, the performance (return) of these products, the value of any investment in these products upon withdrawal or to individual securities held in any portfolio.

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The Variable Account is one of our separate accounts that invests the contract values you allocate to it in the Trust portfolio(s) you select.
================================================================================

THE VARIABLE ACCOUNT

         We established the Variable Account on August 24, 1984. The income, gains and losses, whether or not realized, from assets of the Variable Account are credited to or charged against the Variable Account without regard to our other income, gains or losses. Nevertheless, all obligations arising under the contracts are our general corporate obligations. Assets of the Variable Account may not be charged with liabilities arising out of any of our other business.

         The Variable Account is registered with the SEC under the Investment Company Act of 1940, as amended (the "1940 Act") as a unit investment trust. A unit investment trust is a type of investment company which invests its assets in specified securities, such as the shares of one or more investment companies. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment policies or practices of the Variable Account. If we determine that it would be in the best interests of persons having voting rights under the contracts, the Variable Account may be operated as a management company under the 1940 Act or it may be deregistered if 1940 Act registration were no longer required.

         The Variable Account currently has forty-one sub-accounts. We reserve the right, subject to compliance with applicable law, to add other sub-accounts, eliminate existing sub-accounts, combine sub-accounts or transfer assets in one sub-account to another sub-account that we, or an affiliated company, may establish. We will not eliminate existing sub-accounts or combine sub-accounts without the prior approval of the appropriate state or federal regulatory authorities. See Appendix G for information on sub-accounts available to Ven 1 contracts.

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The Trust is a mutual fund in which the Variable Account invests that has 38 investment portfolios managed by 16 subadvisers.
================================================================================

THE TRUST

         The assets of each sub-account of the Variable Account are invested in shares of a corresponding investment portfolio of the Trust. A description of each Trust portfolio is set forth below. The Trust is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, except for the Global Government Bond Trust, Emerging Small Company Trust and the five Lifestyle Trusts which are non-diversified. The Trust receives investment advisory services from Manufacturers Securities Services, LLC, the successor to NASL Financial Services, Inc. ("MSS").

         The Trust currently has sixteen subadvisers who manage all of the portfolios:

SUBADVISER                                    TRUST PORTFOLIOS MANAGED
----------                                    ------------------------

A I M Advisors, Inc.                          Aggressive Growth Trust
                                              Mid Cap Growth Trust

AXA Rosenberg Investment Management LLC       Small Company Value Trust

Capital Guardian Trust Company                Small Company Blend Trust
                                              U.S. Large Cap Value Trust
                                              Income & Value Trust
                                              Diversified Bond Trust

SUBADVISER                                    TRUST PORTFOLIOS MANAGED
----------                                    ------------------------

Fidelity Management Trust Company             Overseas Trust
                                              Mid Cap Blend Trust
                                              Large Cap Growth Trust

Founders Asset Management LLC                 International Small Cap Trust
                                              Balanced Trust

Franklin Advisers, Inc.                       Emerging Small Company Trust

Manufacturers Adviser Corporation             Pacific Rim Emerging Markets Trust
                                              Quantitative Equity Trust
                                              Real Estate Securities Trust
                                              Money Market Trust
                                              Lifestyle Aggressive 1000 Trust*
                                              Lifestyle Growth 820 Trust*
                                              Lifestyle Balanced 640 Trust*
                                              Lifestyle  Moderate 460 Trust*
                                              Lifestyle Conservative 280 Trust*

Miller Anderson & Sherrerd, LLP               Value Trust
                                              High Yield Trust

Morgan Stanley Asset Management Inc.          Global Equity Trust

Pacific Investment Management Company         Global Bond Trust
                                              Total Return Trust

Rowe Price-Fleming International, Inc.        International Stock Trust

Salomon Brothers Asset Management Inc         Strategic Bond Trust
                                              U.S. Government Securities Trust

State Street Global Advisors                  Growth Trust

T. Rowe Price Associates, Inc.                Science & Technology Trust
                                              Blue Chip Growth Trust
                                              Equity-Income Trust

Templeton Investment Counsel, Inc.            International Value Trust

Wellington Management Company LLP             Mid Cap Stock Trust
                                              Growth and Income Trust
                                              Investment Quality Bond Trust

*Each Lifestyle Trust invests in other Trusts. The Lifestyle Trusts vary in the portion of their assets that are invested in Trusts that invest primarily in fixed income securities and those that invest in equity securities.

         The following is a brief description of each portfolio:

         The PACIFIC RIM EMERGING MARKETS TRUST seeks long-term growth of capital by investing in a diversified portfolio that is comprised primarily of common stocks and equity-related securities of corporations domiciled in countries in the Pacific Rim region.

         The SCIENCE & TECHNOLOGY TRUST seeks long-term growth of capital. Current income is incidental to the portfolio's objective.

         The INTERNATIONAL SMALL CAP TRUST seeks capital appreciation by investing primarily in securities issued by foreign companies which have total market capitalization or annual revenues of $1 billion or less. These securities may represent companies in both established and emerging economies throughout the world.

         The AGGRESSIVE GROWTH TRUST (formerly, the Pilgrim Baxter Growth Trust) seeks long-term capital appreciation by investing the portfolio's asset principally in common stocks, convertible bonds, convertible preferred stocks and warrants of companies which in the opinion of the subadviser are expected to achieve earnings growth over time at a rate in excess of 15% per year.
Many of these companies are in the small and medium-sized category.

         The EMERGING SMALL COMPANY TRUST seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's total assets in common stock equity securities of small capitalization ("small cap") growth companies. In general, companies in which the portfolios invests will have market cap values of less than $1.5 billion at the time of purchase.

         The SMALL COMPANY BLEND TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization between $50 million and $1 billion.

         The MID CAP GROWTH TRUST (formerly, the Small/Mid Cap Trust) seeks long-term capital appreciation by investing the portfolio's assets principally in common stocks, with emphasis on medium-sized and smaller emerging growth companies.

         The MID CAP STOCK TRUST seeks long-term growth of capital by investing primarily in equity securities of companies with market capitalizations that approximately match the range of capitalization of the Wilshire Mid Cap 750 Index.

         The OVERSEAS TRUST (formerly, the International Growth and Income Trust) seeks growth of capital by investing, under normal market conditions, at least 65% of the portfolios' assets in foreign securities (including American Depositary Receipts (ADRs) and European Depositary Receipts (EDRs). The portfolios expects to invest primarily in equity securities.

         The INTERNATIONAL STOCK TRUST seeks long-term growth of capital by investing primarily in common stocks of established, non-U.S. companies.

         The FOREIGN TRUST seeks long-term growth of capital by investing, under normal market conditions, primarily in equity securities of companies located outside the U.S., including in emerging markets.

         The MID CAP BLEND TRUST (formerly, the Equity Trust) seeks growth of capital by investing primarily in common stocks of United States issuers and securities convertible into or carrying the right to buy common stocks.

         The SMALL COMPANY VALUE TRUST seeks long term growth of capital by investing in equity securities of smaller companies which are traded principally in the markets of the United States.

         The GLOBAL EQUITY TRUST seeks long-term capital appreciation by investing primarily in equity securities throughout the world, including U.S. issuers and emerging markets.

         The GROWTH TRUST seeks long-term growth of capital by investing primarily in large capitalization growth securities (market capitalizations of approximately $1 billion or greater).

         The LARGE CAP GROWTH TRUST (formerly, the Aggressive Asset Allocation Trust) seeks long-term growth of capital by investing, under normal market conditions, at least 65% of the portfolio's assets in equity securities of companies with large market capitalizations.

         The QUANTITATIVE EQUITY TRUST seeks to achieve intermediate and long-term growth through capital appreciation and current income by investing in common stocks and other equity securities of well established companies with promising prospects for providing an above average rate of return.

         The BLUE CHIP GROWTH TRUST seeks to achieve long-term growth of capital (current income is a secondary objective) and many of the stocks in the portfolio are expected to pay dividends.

         The REAL ESTATE SECURITIES TRUST seeks to achieve a combination of long-term capital appreciation and satisfactory current income by investing in real estate related equity and debt securities.

         The VALUE TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in common and preferred stocks, convertible securities, rights and warrants to purchase common stocks, ADRs and other equity securities of companies with equity capitalizations usually greater than $300 million.

         The GROWTH AND INCOME TRUST seeks long-term growth of capital and income, consistent with prudent investment risk, by investing primarily in a diversified portfolio of common stocks of United States issuers which the subadviser believes are of high quality.

         The U.S. LARGE CAP TRUST seeks long-term growth of capital and income by investing the portfolio's assets, under normal market conditions, primarily in equity and equity-related securities of companies with market capitalization greater than $500 million.

         The EQUITY-INCOME TRUST seeks to provide substantial dividend income and also long-term capital appreciation by investing primarily in dividend-paying common stocks, particularly of established companies with favorable prospects for both increasing dividends and capital appreciation.

         The INCOME & VALUE TRUST (formerly, the Moderate Asset Allocation Trust) seeks the balanced accomplishment of (a) conservation of principal and
(b) long-term growth of capital and income by investing the portfolio's assets in both equity and fixed-income securities. The subadviser has full discretion to determine the allocation between equity and fixed-income securities.

         The BALANCED TRUST seeks current income and capital appreciation by investing in a balanced portfolio of common stocks, U.S. and foreign government obligations and a variety of corporate fixed-income securities.

         The HIGH YIELD TRUST seeks to realize an above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in high yield debt securities, including corporate bonds and other fixed-income securities.

         The STRATEGIC BOND TRUST seeks a high level of total return consistent with preservation of capital by giving its subadviser broad discretion to deploy the portfolio's assets among certain segments of the fixed-income market as the subadviser believes will best contribute to achievement of the portfolio's investment objective.

         The GLOBAL BOND TRUST (formerly, the Global Government Bond Trust) seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing the portfolio's asset primarily in fixed income securities denominated in major foreign currencies, baskets of foreign currencies (such as the ECU),and the U.S. dollar.

         The TOTAL RETURN TRUST seeks to realize maximum total return, consistent with preservation of capital and prudent investment management by investing, under normal market conditions, at least 65% of the portfolio's assets in a diversified portfolio of fixed income securities of varying maturities. The average portfolio duration will normally vary within a three- to six- year time frame based on PIMCO's forecast for interest rates.

         The INVESTMENT QUALITY BOND TRUST seeks a high level of current income consistent with the maintenance of principal and liquidity, by investing primarily in a diversified portfolio of investment grade corporate bonds and U.S. Government bonds with intermediate to longer term maturities. The portfolio may also invest up to 20% of its assets in non-investment grade fixed income securities.

         The DIVERSIFIED BOND TRUST (formerly, the Conservative Asset Allocation Trust) seeks high total return as is consistent with the conservation of capital by investing at least 75% of the portfolio's assets in fixed-income securities.

         The U.S. GOVERNMENT SECURITIES TRUST seeks a high level of current income consistent with preservation of capital and maintenance of liquidity, by investing in debt obligations and mortgage-backed securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities and derivative securities such as collateralized mortgage obligations backed by such securities.

         The MONEY MARKET TRUST seeks maximum current income consistent with preservation of principal and liquidity by investing in high quality money market instruments with maturities of 397 days or less issued primarily by United States entities.

         The LIFESTYLE AGGRESSIVE 1000 TRUST seeks to provide long-term growth of capital (current income is not a consideration) by investing 100% of the Lifestyle Trust's assets in other portfolios of the Trust ("Underlying Portfolios") which invest primarily in equity securities.

         The LIFESTYLE GROWTH 820 TRUST seeks to provide long-term growth of capital with consideration also given to current income by investing approximately 20% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 80% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE BALANCED 640 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to capital growth by investing approximately 40% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 60% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE MODERATE 460 TRUST seeks to provide a balance between a high level of current income and growth of capital with a greater emphasis given to high income by investing approximately 60% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 40% of its assets in Underlying Portfolios which invest primarily in equity securities.

         The LIFESTYLE CONSERVATIVE 280 TRUST seeks to provide a high level of current income with some consideration also given to growth of capital by investing approximately 80% of the Lifestyle Trust's assets in Underlying Portfolios which invest primarily in fixed income securities and approximately 20% of its assets in Underlying Portfolios which invest primarily in equity securities.

         If the shares of a Trust portfolio are no longer available for investment or in our judgment investment in a Trust portfolio becomes inappropriate, we may eliminate the shares of a portfolio and substitute shares of another portfolio of the Trust or another open-end registered investment company. Substitution may be made with respect to both existing investments and the investment of future purchase payments. However, we will make no such substitution without first notifying you and obtaining approval of the SEC (to the extent required by the 1940 Act).

================================================================================
You instruct us how to vote Trust shares.
================================================================================

         We will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting. Trust proxy material will be distributed to each person having the voting interest under the contract together with appropriate forms for giving voting instructions. We will vote all portfolio shares that we hold (including our own shares and those we hold in the Variable Account for contract owners) in proportion to the instructions so received.

         During the accumulation period, the contract owner has the voting interest under a contract. During the pay-out period, the annuitant has the voting interest under a contract. We reserve the right to make any changes in the voting rights described above that may be permitted by the federal securities laws, regulations or interpretations thereof.

         A full description of the Trust, including the investment objectives, policies and restrictions of, and the risks relating to investment in, each portfolio is contained in the Trust's Prospectus which we provided you along with this Prospectus.

MERRILL LYNCH VARIABLE SERIES FUNDS, INC.

         The variable portion of your contract contains three additional investment options. Each portfolio is a series of Merrill Lynch Variable Series Funds, Inc. ("Merrill Variable Funds"). Merrill Variable Funds is registered under the 1940 Act as an open-end management investment company. Each of the portfolios is diversified for purposes of the 1940 Act, with the exception of the Developing Capital Markets Focus Fund which is non-diversified. Merrill Variable Funds receive investment advisory services from Merrill Lynch Asset Management, L.P. The Merrill Variable Funds Class B shares are subject to a Rule 12b-1 fee of up to .15% of a portfolio's Class B net assets. The portfolios are not available for investment for Ven 1, Ven 3 and Ven 8 contract owners. Set forth below is a brief description of each portfolio's investment objectives and certain policies relating to that objective.

         The MERRILL LYNCH SPECIAL VALUE FOCUS FUND seeks long-term growth of capital by investing in a diversified portfolio of securities, primarily common stocks, of relatively small companies that management of Merrill Variable Funds believes have special investment value, and of emerging growth companies regardless of size.

         The MERRILL LYNCH BASIC VALUE FOCUS FUND seeks capital appreciation and, secondarily, income by investing in securities, primarily stocks, that management of the portfolio believes are undervalued (stock price is less than what management of the fund believes it is worth)and therefore represent basic investment value.

         The MERRILL LYNCH DEVELOPING CAPITAL MARKETS FOCUS FUND seeks long-term capital appreciation by investing in securities, principally equities, of issuers in countries having smaller capital markets. For purposes of its objective, the portfolio considers countries having smaller capital markets to be all countries other than the U.S., United Kingdom, Japan and Germany. The fund may also invest in fixed-income securities of companies and governments in these countries. The fund's management anticipates that under most circumstances the fund will have substantial investments in emerging markets.

         A full description of Merrill Variable Funds, including the investment objectives, policies and restrictions of each portfolio is contained in Merrill Variable Funds' prospectus which accompanies this prospectus and should be read by a prospective purchaser before investing.

         PLEASE NOTE THE MERRILL VARIABLE FUNDS ARE NOT AVAILABLE FOR ERISA GOVERNED PLANS.

                          DESCRIPTION OF THE CONTRACT

ELIGIBLE GROUPS

         The contract may be issued to fund plans qualifying for special income tax treatment under the Code, such as individual retirement accounts and annuities, pension and profit-sharing plans for corporations and sole proprietorships/partnerships ("H.R. 10"and "Keogh" plans), tax-sheltered annuities, and state and local government deferred compensation plans (see "QUALIFIED RETIREMENT PLANS"). The contract is also designed so that it may be used with non-qualified retirement plans, such as deferred compensation and payroll savings plans and such other groups (with or without a trustee) as may be eligible under applicable law. Contracts have been issued to Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with MSS, the principal underwriter of the contracts.

         An eligible member of a group to which a contract has been issued may become an owner under the contract by submitting a completed application, if required by us, and a minimum purchase payment. A certificate summarizing the rights and benefits of the owner under the contract will be issued to an applicant acceptable to us. We reserve the right to decline to issue a certificate to any person in our sole discretion. All rights and privileges under the contract may be exercised by each owner as to his or her interest unless expressly reserved to the group holder. However, provisions of any plan in connection with which the contract was issued may restrict an owner's ability to exercise such rights and privileges.

ACCUMULATION PERIOD PROVISIONS

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Initial purchase payments usually must be at least $5,000, subsequent ones at least $30, and total payments no more than $1 million (without our approval).
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PURCHASE PAYMENTS

         Your purchase payments are made to us at our Annuity Service Office. Except as noted below, the minimum initial purchase payment is $5,000 for Non-Qualified Contracts and $2,000 for Qualified Contracts. The minimum initial purchase payment is $3,500 if the source of such payment was a direct rollover of an eligible rollover distribution from a qualified plan under Section 401(a) of the Code or a Tax Sheltered Annuity described in Section 403(b) of the Code, all or part of which assets are invested in a group annuity contract issued by The Manufacturers Life Insurance Company (U.S.A.). Purchase payments may be made at any time. We may provide for purchase payments to be automatically withdrawn from your bank account on a periodic basis. If a purchase payment would cause your contract value to exceed $1,000,000 or your contract value already exceeds $1,000,000, you must obtain our approval in order to make the payment.

         If permitted by state law, we may cancel a contract at the end of any two consecutive contract years in which no purchase payments have been made, if both:

     * the total purchase payments made over the life of the contract, less any withdrawals, are less than $2,000; and
     * the contract value at the end of such two year period is less than $2,000.

We may vary the cancellation of contract privileges in certain states in order to comply with state insurance laws and regulations. If we cancel your contract, we will pay you the contract value computed as of the valuation period during which the cancellation occurs, minus the amount of any outstanding loan and minus the annual $30 administration fee. The amount paid will be treated as a withdrawal for federal tax purposes and thus may be subject to income tax and to a 10% IRS penalty tax (see "FEDERAL TAX MATTERS").

         You designate how your purchase payments are to be allocated among the investment options. You may change the allocation of subsequent purchase payments at any time by notifying us in writing (or by telephone if you comply with our telephone transfer procedures described below).

         In addition, you have the option to participate in our Guarantee Plus Program. Under the Guarantee Plus Program the initial purchase payment is split between the fixed and variable investment options. The percentage of the initial purchase payment allocated to a fixed account will assure that the fixed account allocation will have grown to an amount at least equal to the total initial purchase payment at the end of the guaranteed period. The balance of the initial purchase payment is allocated among the investment options as indicated on the contract specifications page. You may elect to participate in the Guarantee Plus Program and may obtain full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office.

         See Appendix G for information on purchase payments applicable to Ven 3 and Ven 1 contracts.

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The value of an investment account is measured in "accumulation units," which vary in value with the performance of the underlying Trust portfolio.
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ACCUMULATION UNITS

         During the accumulation period, we will establish an "INVESTMENT ACCOUNT" for you for each Variable Account investment option to which you allocate a portion of your contract value. Amounts are credited to those investment accounts in the form of "ACCUMULATION UNITS" (units of measure used to calculate the value of the variable portion of your contract during the accumulation period). The number of accumulation units to be credited to each investment account is determined by dividing the amount allocated to that investment account by the value of an accumulation unit for that investment account next computed after the purchase payment is received at our Annuity Service Office complete with all necessary information or, in the case of the first purchase payment, pursuant to the procedures described below.

         Initial purchase payments received by mail will usually be credited on the business day (any date on which the New York Stock Exchange is open and the net asset value of a Trust portfolio is determined) on which they are received at our Annuity Service Office, and in any event not later than two business days after our receipt of all information necessary for issuing the contract. You will be informed of any deficiencies preventing processing if your contract cannot be issued. If the deficiencies are not remedied within five business days after receipt, your purchase payment will be returned promptly, unless you specifically consent to our retaining your purchase payment until all necessary information is received.

Initial purchase payments received by wire transfer from broker-dealers will be credited on the business day received by us if the broker-dealers have made special arrangements with us.

VALUE OF ACCUMULATION UNITS

         The value of your accumulation units will vary from one business day to the next depending upon the investment results of the investment options you select. The value of an accumulation unit for each sub-account was arbitrarily set at $10 or $12.50 for the first business day under other contracts we have issued. The value of an accumulation unit for any subsequent business day is determined by multiplying the value of an accumulation unit for the immediately preceding business day by the net investment factor for that sub-account (described below) for the business day for which the value is being determined. Accumulation units will be valued as of the end of each Business Day. A Business Day is deemed to end at the time of the determination of the net asset value of the Trust shares.

NET INVESTMENT FACTOR

         The net investment factor is an index used to measure the investment performance of a sub-account from one business day to the next (the "valuation period"). The net investment factor may be greater or less than or equal to one; therefore, the value of an accumulation unit may increase, decrease or remain the same. The net investment factor for each sub-account for any valuation period is determined by dividing (a) by (b) and subtracting (c) from the result:

     *   Where (a) is:

               * the net asset value per share of a portfolio share held in the sub-account determined at the end of the current valuation period, plus

               * the per share amount of any dividend or capital gain distributions made by the portfolio on shares held in the sub-account if the "ex-dividend" date occurs during the current valuation period.

     * Where (b) is the net asset value per share of a portfolio share held in the sub-account determined as of the end of the immediately preceding valuation period.

     * Where (c) is a factor representing the charges deducted from the sub-account on a daily basis for administrative expenses and mortality and expense risks. That factor is equal on an annual basis to 1.40% (0.15% for administrative expenses and 1.25% for mortality and expense risks). See Appendix G for the mortality and expense risk fees for Ven 1 contracts.

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Amounts invested may be transferred among investment options.
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TRANSFERS AMONG INVESTMENT OPTIONS

         During the accumulation period, you may transfer amounts among the variable account investment options and from those investment options to the fixed account investment options at any time and without charge upon written notice to us or by telephone if you authorize us in writing to accept your telephone transfer requests. Accumulation units will be canceled from the investment account from which you transfer amounts transferred and credited to the investment account to which you transfer amounts. Your contract value on the date of the transfer will not be affected by a transfer. You must transfer at least $300 or, if less, the entire value of the investment account. If after the transfer the amount remaining in the investment account is less than $100, then we will transfer the entire amount instead of the requested amount. We reserve the right to limit, upon notice, the maximum number of transfers you may make to one per month or six at any time within a contract year. In addition, we reserve the right to defer a transfer at any time we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time (to the extent permitted by applicable law). See Appendix G for information on Transfer Among Investment Options applicable to Ven 1 and Ven 3 contracts.

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No more than 17 investment options.
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MAXIMUM NUMBER OF INVESTMENT OPTIONS

         You currently are limited to a maximum of seventeen investment options (including all fixed account investment options) during the accumulation period. In calculating this limit, investment options to which you have allocated purchase payments at any time during the accumulation period will be counted toward the seventeen maximum even if you no longer have contract value allocated to these investment options.

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Telephone transfers and withdrawals are permitted.
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TELEPHONE TRANSACTIONS

         You are permitted to request transfers and withdrawals by telephone. We will not be liable for following instructions communicated by telephone that we reasonably believe to be genuine. To be permitted to request a transfer or withdrawal by telephone, you must elect the option on the Application. (If you do not initially elect an option in the Application form, you may request authorization by executing an appropriate authorization form that we will provide you upon request.) We will employ reasonable procedures to confirm that instructions communicated by telephone are genuine and may only be liable for any losses due to unauthorized or fraudulent instructions where we fail to employ our procedures properly. Such procedures include the following. Upon telephoning a request, you will be asked to provide information that verifies that it is you calling. For both your and our protection, we will tape record all conversations with you. All telephone transactions will be followed by a confirmation statement of the transaction. We reserve the right to impose maximum withdrawal amounts and other new procedural requirements regarding transfer privileges.

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Dollar Cost Averaging and Asset Rebalancing programs are available.
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SPECIAL TRANSFER SERVICES - DOLLAR COST AVERAGING

         We administer a Dollar Cost Averaging ("DCA") program. If you enter into a DCA agreement, you may instruct us to transfer monthly a predetermined dollar amount from any sub-account or the one year fixed account investment option to other sub-accounts until the amount in the sub-account from which the transfer is made or one year fixed account investment option is exhausted. In states where approved by the state insurance department, a DCA fixed account investment option may be established under the DCA program to make automatic transfers. Only purchase payments (and not existing contract values) may be allocated to the DCA fixed account investment option. The DCA program is generally suitable if you are making a substantial deposit and desire to control the risk of investing at the top of a market cycle. The DCA program allows investments to be made in equal installments over time in an effort to reduce that risk. If you are interested in the DCA program, you may elect to participate in the program on the application or by separate application. You may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the DCA program. See Appendix G for information on the DCA Program applicable to Ven 1 and Ven 3 contracts.

ASSET REBALANCING PROGRAM

         We administer an Asset Rebalancing Program which enables you to specify the percentage levels you would like to maintain in particular portfolios. Your contract value will be automatically rebalanced pursuant to the schedule described below to maintain the indicated percentages by transfers among the portfolios. (The Fixed Account Investment Options are not eligible for participation in the Asset Rebalancing Program.) The entire value of the variable investment accounts must be included in the Asset Rebalancing Program. Other investment programs, such as the DCA program, or other transfers or withdrawals may not work in concert with the Asset Rebalancing Program. Therefore, you should monitor your use of these other programs and any other transfers or withdrawals while the Asset Rebalancing Program is being used. If you are interested in the Asset Rebalancing Program, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. There is no charge for participation in the Asset Rebalancing Program.

         For rebalancing programs begun on or after October 1, 1996, asset rebalancing will only be permitted on the following time schedules:

         * quarterly on the 25th day of the last month of the quarter (or the next business day if the 25th is not a business day);

         * semi-annually on June 25th or December 26th (or the next business day if these dates are not business days); or

         * annually on December 26th (or the next business day if December 26th is not a business day).

Rebalancing will continue to take place on the last business day of every calendar quarter for rebalancing programs begun prior to October 1, 1996.

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You may withdraw all or a portion of your contract value, but may incur tax liability as a result.
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WITHDRAWALS

         During the accumulation period, you may withdraw all or a portion of your contract value upon written request (complete with all necessary information) to our Annuity Service Office. You may make withdrawals by telephone if you have authorized telephone withdrawals, as described above under "Telephone Transactions." For certain qualified contracts, exercise of the withdrawal right may require the consent of the qualified plan participant's spouse under the Internal Revenue Code of 1986, as amended (the "CODE") and related Treasury Department regulations. In the case of a total withdrawal, we will pay the contract value as of the date of receipt of the request at our Annuity Service Office, minus the annual $30 administration fee (if applicable), any unpaid loans and any applicable withdrawal charge. The contract then will be canceled. In the case of a partial withdrawal, we will pay the amount requested and cancel accumulation units credited to each investment account equal in value to the amount withdrawn from that investment account plus any applicable withdrawal charge deducted from that investment account.

         When making a partial withdrawal, you should specify the investment options from which the withdrawal is to be made. The amount requested from an investment option may not exceed the value of that investment option minus any applicable withdrawal charge. If you do not specify the investment options from which a partial withdrawal is to be taken, the withdrawal will be taken from the variable account investment options until exhausted and then from the fixed account investment options, beginning with the shortest guarantee period first and ending with the longest guarantee period last. If the partial withdrawal is less than the total value in the variable account investment options, the withdrawal will be taken proportionately from all of your variable account investment options. For rules governing the order and manner of withdrawals from the fixed account investment options, see "FIXED ACCOUNT INVESTMENT OPTIONS".

         There is no limit on the frequency of partial withdrawals; however, the amount withdrawn must be at least $300 or, if less, the entire balance in the investment option. If after the withdrawal (and deduction of any withdrawal charge) the amount remaining in the investment option is less than $100, we will treat the partial withdrawal as a withdrawal of the entire amount held in the investment option. If a partial withdrawal plus any applicable withdrawal charge would reduce the contract value to less than $300, we will treat the partial withdrawal as a total withdrawal of the contract value.

         The amount of any withdrawal from the variable account investment options will be paid promptly, and in any event within seven days of receipt of the request, complete with all necessary information at our Annuity Service Office, except that we reserve the right to defer the right of withdrawal or postpone payments for any period when:

         * the New York Stock Exchange is closed (other than customary weekend and holiday closings),

         *   trading on the New York Stock Exchange is restricted,

         * an emergency exists as a result of which disposal of securities held in the Variable Account is not reasonably practicable or it is not reasonably practicable to determine the value of the Variable Account's net assets, or

         * the SEC, by order, so permits for the protection of security holders; provided that applicable rules and regulations of the SEC shall govern as to whether trading is restricted or an emergency exists.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax. Withdrawals are permitted from contracts issued in connection with Section 403(b) qualified plans only under limited circumstances.

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Systematic "Income Plan" withdrawals are available.
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SPECIAL WITHDRAWAL SERVICES - THE INCOME PLAN

         We administer an Income Plan ("IP") which permits you to pre-authorize a periodic exercise of the contractual withdrawal rights described above. After entering into an IP agreement, you may instruct us to withdraw a level dollar amount from specified investment options on a periodic basis. The total of IP withdrawals in a contract year is limited to not more than 10% of the purchase payments made (to ensure that no withdrawal or market value charge will ever apply to an IP withdrawal). If an additional withdrawal is made from a contract participating in an IP, the IP will terminate automatically and may be reinstated only on or after the next contract anniversary pursuant to a new application. The IP is not available to contracts participating in the dollar cost averaging program or for which purchase payments are being automatically deducted from a bank account on a periodic basis. IP withdrawals will be free of withdrawal and market value charges. IP withdrawals, like other withdrawals, may be subject to income tax and a 10% IRS penalty tax. If you are interested in an IP, you may obtain a separate application and full information concerning the program and its restrictions from your securities dealer or our Annuity Service Office. The IP program is free.

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Some qualified contracts have a loan feature.
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LOANS

         We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you are not an owner of such a contract, none of this discussion about loans applies to your contract. If you are an owner of such a contract, you may borrow from us, using your contract as the only security for the loan. Loans are subject to certain tax law restrictions and to applicable retirement program rules (collectively, "loan rules"). You should consult your tax advisor and retirement plan fiduciary prior to taking a loan under the contract.

         The maximum loan value of a contract is normally 80% of the contract value, although loan rules may serve to reduce that maximum in some cases. The amount available for a loan at any given time is the loan value less any unpaid prior loans. Unpaid prior loans equal the amount of any prior loans plus interest accrued on those loans. Loans will be made only upon written request from the owner. We will make loans within seven days of receiving a properly completed loan application (applications are available from our Annuity Service Office), subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

         When you request a loan, we will reduce your investment in the investment accounts and transfer the amount of the loan to the "LOAN ACCOUNT," a part of our general account. You may designate the investment accounts from which the loan is to be withdrawn. Absent such a designation, the amount of the loan will be withdrawn from the investment accounts in accordance with the rules for making partial withdrawals (see "WITHDRAWALS"). The contract provides that you may repay unpaid loans at any time. Under applicable loan rules, loans generally must be repaid within five years, repayments must be made at least quarterly and repayments must be made in substantially equal amounts. When a loan is repaid, the amount of the repayment will be transferred from the loan account to the investment accounts. You may designate the investment accounts to which a repayment is to be allocated. Otherwise, the repayment will be allocated in the same manner as your most recent purchase payment. On each anniversary of the date your contract was issued, we will transfer from the investment accounts to the loan account the excess of the balance of your loan over the balance in your loan account.

         We charge interest of 6% per year on contract loans. Loan interest is payable in arrears and, unless paid in cash, the accrued loan interest is added to the amount of the debt and bears interest at 6% as well. We credit interest with respect to amounts held in the loan account at a rate of 4% per year. Consequently, the net cost of loans under the contract is 2%. If on any date unpaid loans under your contract exceed your contract value, your contract will be in default. In such case you will receive a notice indicating the payment needed to bring your contract out of default and will have a thirty-one day grace period within which to pay the default amount. If the required payment is not made within the grace period, your contract may be terminated without value.

         The amount of any unpaid loans will be deducted from the death benefit otherwise payable under the contract. In addition, loans, whether or not repaid, will have a permanent effect on contract value because the investment results of the investment accounts will apply only to the unborrowed portion of the contract value. The longer a loan is unpaid, the greater the effect is likely to be. The effect could be favorable or unfavorable. If the investment results are greater than the rate being credited on amounts held in your loan account while your loan is unpaid, your contract value will not increase as rapidly as it would have if no loan were unpaid. If investment results are below that rate, contract value will be greater than it would have been had no loan been outstanding.

         See Appendix G for information on Loans applicable to Ven 1 and Ven 3 contracts.

DEATH BENEFIT DURING THE ACCUMULATION PERIOD

         For information on the death benefit applicable to Ven 7 and Ven 8 contracts see Appendix F, and to Ven 1 and Ven 3 contracts see Appendix G.

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If you die during the accumulation period, your beneficiary will receive a death benefit that might exceed your contract value.
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         IN GENERAL. The following discussion applies principally to contracts that are not issued in connection with qualified plans, i.e., "non-qualified contracts." Tax law requirements applicable to qualified plans, and the tax treatment of amounts held and distributed under such plans, are quite complex. Accordingly, if your contract is to be used in connection with a qualified plan, you should seek competent legal and tax advice regarding the suitability of the contract for the situation involved and the requirements governing the distribution of benefits, including death benefits, from a contract used in the plan. In particular, if you intend to use the contract in connection with a qualified plan, you should consider that the contract provides a death benefit (described below) that could be characterized as an "incidental death benefit." There are limits on the amount of incidental benefits that may be provided under certain qualified plans and the provision of such benefits may result in currently taxable income to plan participants (see "FEDERAL TAX MATTERS"). See Appendix F for information on different death benefit provisions applicable to certain prior contracts and to contracts sold in Washington and Maryland.

         AMOUNT OF DEATH BENEFIT.

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                *       the contract value or
                * the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                *       the contract value or
                * the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

                *       the contract value or
                * the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                *       the contract value or
                * the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in the states of Washington, Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1 1999         Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                *   the contract value or
                * the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                *   the contract value or
                * the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

                *   the contract value or
                * the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         The determination of the death benefit will be made on the date we receive written notice and "proof of death" as well as all required claims forms, at our Annuity Service Office. No one is entitled to the death benefit until this time. Death benefits will be paid within 7 days of that determination. Proof of death occurs when we receive one of the following at our Annuity Service Office within one year of the date of death:

         *   a certified copy of a death certificate;
         * a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
         *   any other proof satisfactory to us.

If there are any unpaid loans, the death benefit equals the death benefit, as described above, minus the amount of unpaid loans (including unpaid interest).

         PAYMENT OF DEATH BENEFIT. We will pay the death benefit to the beneficiary if any contract owner dies before the maturity date. If there is a surviving contract owner, that contract owner will be deemed to be the beneficiary. No death benefit is payable on the death of any annuitant, except that if any contract owner is not a natural person, the death of any annuitant will be treated as the death of an owner. On the death of the last surviving annuitant, the contract owner, if a natural person, will become the annuitant unless the contract owner designates another person as the annuitant.

         The death benefit may be taken in the form of a lump sum immediately. If not taken immediately, the contract will continue subject to the following:

         *   The beneficiary will become the contract owner.

         * Any excess of the death benefit over the contract value will be allocated to the owner's investment accounts in proportion to their relative values on the date of receipt at our Annuity Service Office of due proof of the owner's death.

         *   No additional purchase payments may be made.

         * If the beneficiary is not the deceased's owner spouse, distribution of the contract owner's entire interest in the contract must be made within five years of the owner's death, or alternatively, distribution may be made as an annuity, under one of the annuity options described below, which begins within one year of the owner's death and is payable over the life of the beneficiary or over a period not extending beyond the life expectancy of the beneficiary. Upon the death of the beneficiary, the death benefit will equal the contract value and must be distributed immediately in a single sum.

         * If the owner's spouse is the beneficiary, the spouse continues the contract as the new owner. In such a case, the distribution rules applicable when a contract owner dies will apply when the spouse, as the owner, dies. In addition, a death benefit will be paid upon the death of the spouse. For purposes of calculating the death benefit payable upon the death of the spouse, the death benefit paid upon the first owner's death will be treated as a purchase payment to the contract. In addition, the death benefit on the last day of the previous contract year (or the last day of the contract year ending just prior to the owner's 81st birthday, if applicable) shall be set to zero as of the date of the first owner's death.

         * If any contract owner dies and the oldest owner had an attained age of less than 81 on the date as of which the contract is issued, withdrawal charges are not applied on payment of the death benefit (whether taken through a partial or total withdrawal or applied under an annuity option). If any contract owner dies and the oldest owner had an attained age greater than 80 on the date as of which the contract was issued, any applicable withdrawal charges will be assessed only upon payment of the death benefit (so that if the death benefit is paid in a subsequent year, a lower withdrawal charge will be applicable).For contracts issued after October 1, 1997, any withdrawal charge applied against the death benefit shall be waived.

         If any annuitant is changed and any contract owner is not a natural person, the entire interest in the contract must be distributed to the contract owner within five years. The amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

         A substitution or addition of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change. For purposes of subsequent calculations of the death benefit prior to the maturity date, the contract value on the date of the change will be treated as a payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the date of the change will not be considered in the determination of the death benefit. No such change in death benefit will be made if the person whose death will cause the death benefit to be paid is the same after the change in ownership or if ownership is transferred to the owner's spouse.

         Death benefits will be paid within seven days of the date the amount of the death benefit is determined, as described above, subject to postponement under the same circumstances that payment of withdrawals may be postponed (see "WITHDRAWALS").

PAY-OUT PERIOD PROVISIONS

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You have a choice of several different ways of receiving annuity benefit payments from us.
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GENERAL

         You or your beneficiary may elect to have any amounts that we are obligated to pay you or your beneficiary on withdrawal or death, or as of the maturity date, paid by means of periodic annuity benefit payments rather than in one lump sum (subject to the distribution of death benefit provisions described below).

         Generally, we will begin paying annuity benefits under the contract on the contract's maturity date (the first day of the pay-out period). The maturity date is the date specified on your contract's specifications page, unless you change that date. If no date is specified, the maturity date is the maximum maturity date described below. The maximum maturity date is the first day of the month following the later of the 85th birthday of the annuitant or the tenth contract anniversary. (See Appendix E for contracts issued in Pennsylvania, Appendix F for Ven 7 and Ven 8 contracts, and Appendix G for Ven 3 and Ven 1 contracts.) You may specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date may not be later than the maximum maturity date unless we consent. Maturity dates which occur at advanced ages, e.g., past age 85, may in some circumstances have adverse income tax consequences (see "FEDERAL TAX MATTERS"). Distributions from qualified contracts may be required before the maturity date.

         You may select the frequency of annuity payments. However, if the contract value at the maturity date is such that a monthly payment would be less than $20, we may pay the contract value, minus any unpaid loans, in one lump sum to the annuitant on the maturity date.

ANNUITY OPTIONS

         Annuity benefit payments are available under the contract on a fixed, variable, or combination fixed and variable basis. Upon purchase of the contract, and at any time during the accumulation period, you may select one or more of the annuity options described below on a fixed and/or variable basis (except Option 5 which is available on a fixed basis only) or choose an alternate form of payment acceptable to us. If an annuity option is not selected, we will provide as a default option variable fixed, or combined fixed and variable annuity payments in proportion to the Investment Account Value of each investment option at the maturity date, with payments to be made for a period certain of 10 years and continuing thereafter during the lifetime of the annuitant. Treasury Department regulations may preclude the availability of certain annuity options in connection with certain qualified contracts.

         The following annuity options are guaranteed in the contract.

         OPTION 1(a): NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetime of the annuitant. No payments are due after the death of the annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant may receive only one payment if the annuitant dies prior to the date the second payment is due.

         OPTION 1(b): LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         OPTION 2(a): JOINT & SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with payments during the lifetimes of the annuitant and a designated co-annuitant. No payments are due after the death of the last survivor of the annuitant and co-annuitant. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 2(b): JOINT & SURVIVOR LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 10 YEARS - An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetimes of the annuitant and a designated co-annuitant. Because payments are guaranteed for 10 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the tenth year.

         In addition to the foregoing annuity options which we are contractually obligated to offer at all times, we currently offer the following annuity options. We may cease offering the following annuity options at any time and may offer other annuity options in the future.

         OPTION 3: LIFE ANNUITY WITH PAYMENTS GUARANTEED FOR 5, 15 OR 20 YEARS - An Annuity with payments guaranteed for 5, 15 or 20 years and continuing thereafter during the lifetime of the annuitant. Because payments are guaranteed for the specific number of years, annuity payments will be made to the end of the last year of the 5, 15 or 20 year period.

         OPTION 4: JOINT & TWO-THIRDS SURVIVOR NON-REFUND LIFE ANNUITY - An annuity with full payments during the joint lifetime of the annuitant and a designated co-annuitant and two-thirds payments during the lifetime of the survivor. Because there is no guarantee that any minimum number of payments will be made, an annuitant or co-annuitant may receive only one payment if the annuitant and co-annuitant die prior to the date the second payment is due.

         OPTION 5: PERIOD CERTAIN ONLY ANNUITY FOR 5, 10, 15 OR 20 YEARS - An annuity with payments for a 5, 10, 15 or 20 year period and no payments thereafter.

DETERMINATION OF AMOUNT OF THE FIRST VARIABLE ANNUITY PAYMENT

         The first variable annuity payment is determined by applying that portion of the contract value used to purchase a variable annuity, measured as of a date not more than ten business days prior to the maturity date (minus any applicable premium taxes), to the annuity tables contained in the contract. (The amount of the first and all subsequent fixed annuity payments is determined on the same basis using the portion of the contract value used to purchase a fixed annuity.) The rates contained in the annuity tables vary with the annuitant's sex and age and the annuity option selected (except for contracts issued in connection with certain employer-sponsored retirement plans where sex-based tables may not be used). Under such tables, the longer the life expectancy of the annuitant under any life annuity option or the duration of any period for which payments are guaranteed under the option, the smaller will be the amount of the first monthly variable annuity payment. For information on annuity rates for Ven 1 and Ven 3 contracts see Appendix G. For information on assumed interest rates applicable to Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

ANNUITY UNITS AND THE DETERMINATION OF SUBSEQUENT VARIABLE ANNUITY PAYMENT

         Variable annuity payments after the first one will be based on the investment performance of the sub-accounts selected during the pay-out period. The amount of a subsequent payment is determined by dividing the amount of the first annuity payment from each sub-account by the annuity unit value of that sub-account (as of the same date the contract value to effect the annuity was determined) to establish the number of annuity units which will thereafter be used to determine payments. This number of annuity units for each sub-account is then multiplied by the appropriate annuity unit value as of a uniformly applied date not more than ten business days before the annuity payment is due, and the resulting amounts for each sub-account are then totaled to arrive at the amount of the annuity benefit payment to be made. The number of annuity units remains constant throughout the pay-out period (assuming no transfer is made). A pro-rata portion of the administration fee will be deducted from each annuity payment.

         The value of an annuity unit for each sub-account for any business day is determined by multiplying the annuity unit value for the immediately preceding business day by the net investment factor for that sub-account (see "NET INVESTMENT FACTOR") for the valuation period for which the annuity unit value is being calculated and by a factor to neutralize the assumed interest rate.

         A 3% assumed interest rate is built into the annuity tables in the contract used to determine the first variable annuity payment. If the actual net investment performance:

           *  is exactly 3% annually, annuity payments will be level;
           *  exceeds 3% annually, annuity payments will increase; or
           *  is less than 3% annually, annuity payments will decrease.

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Some transfers are permitted during the pay-out period, but subject to a few more limitations than during the accumulation period.
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TRANSFERS DURING THE PAY-OUT PERIOD

         Once variable annuity payments have begun, you may transfer all or part of the investment upon which those payments are based from one sub-account to another. You must submit your transfer request to our Annuity Service Office at least 30 days before the due date of the first annuity payment to which your transfer will apply. Transfers after the maturity date will be made by converting the number of annuity units being transferred to the number of annuity units of the sub-account to which the transfer is made, so that the next annuity payment if it were made at that time would be the same amount that it would have been without the transfer. Thereafter, annuity payments will reflect changes in the value of the annuity units for the new sub-account selected. We reserve the right to limit, upon notice, the maximum number of transfers a contract owner may make per contract year to four. Once annuity payments have commenced, no transfers may be made from a fixed annuity option to a variable annuity option or from a variable annuity option to a fixed annuity option. In addition, we reserve the right to defer the transfer privilege at any time that we are unable to purchase or redeem shares of the Trust portfolios. We also reserve the right to modify or terminate the transfer privilege at any time in accordance with applicable law.

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Some annuity options have a death benefit feature.
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DEATH BENEFIT DURING THE PAY-OUT PERIOD

         If an annuity option providing for payments for a guaranteed period has been selected, and the annuitant dies during the pay-out period, we will make the remaining guaranteed payments to the beneficiary. Any remaining payments will be made as rapidly as under the method of distribution being used as of the date of the annuitant's death. If no beneficiary is living, we will commute any unpaid guaranteed payments to a single sum (on the basis of the interest rate used in determining the payments) and pay that single sum to the estate of the last to die of the annuitant and the beneficiary.

OTHER CONTRACT PROVISIONS

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You have a ten-day right to cancel your contract.
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TEN DAY RIGHT TO REVIEW

         You may cancel the contract by returning it to our Annuity Service Office or agent at any time within 10 days after receiving it. Within 7 days of receiving a returned contract, we will pay you the contract value (minus any unpaid loans), computed at the end of the business day on which we receive your returned contract.

         No withdrawal charge is imposed upon return of a contract within the ten day right to review period. The ten day right to review may vary in certain states in order to comply with the requirements of state insurance laws and regulations. When the contract is issued as an individual retirement annuity under Sections 408 or 408A of the Code, during the first 7 days of the 10 day period, we will return all purchase payments if this is greater than the amount otherwise payable.

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You, the "contract owner," are entitled to exercise all rights under your contract.
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OWNERSHIP

         See Appendix F for information on ownership applicable to certain contracts which are no longer being issued (Ven 8 contracts).

         The contract owner is the person entitled to exercise all rights under the contract. Prior to the maturity date, the contract owner is the person designated in the contract specifications page or as subsequently named. On and after the maturity date, the annuitant is the contract owner. If amounts become payable to any beneficiary under the contract, the beneficiary is the contract owner.

         In the case of non-qualified contracts, ownership of the contract may be changed or the contract may be collaterally assigned at any time prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract, or changing the ownership of a contract, may be treated as a (potentially taxable) distribution of the contract value for federal tax purposes. A change of any contract owner may result in resetting the death benefit to an amount equal to the contract value as of the date of the change and treating that value as a purchase payment made on that date for purposes of computing the amount of the death benefit.

         Any change of ownership or assignment must be made in writing. We must approve any change. Any assignment and any change, if approved, will be effective as of the date we receive the request at our Annuity Service Office. We assume no liability for any payments made or actions taken before a change is approved or an assignment is accepted or responsibility for the validity or sufficiency of any assignment. An absolute assignment will revoke the interest of any revocable beneficiary.

         In the case of qualified contracts, ownership of the contract generally may not be transferred except by the trustee of an exempt employees' trust which is part of a retirement plan qualified under Section 401 of the Code or as otherwise permitted by applicable Internal Revenue Service ("IRS") regulations. Subject to the foregoing, a qualified contract may not be sold, assigned, transferred, discounted or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than us.

ANNUITANT

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The "annuitant" is either you or someone you designate.
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         The annuitant is any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The annuitant is as designated on the contract specifications page or in the application, unless changed.

         On the death of the annuitant, the co-annuitant, if living, becomes the annuitant. If there is no living co-annuitant, the owner becomes the annuitant. In the case of certain qualified contracts, there are limitations on the ability to designate and change the annuitant and the co-annuitant.

BENEFICIARY

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The "beneficiary" is the person you designate to receive the death benefit if you die.
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         The beneficiary is the person, persons or entity designated in the contract specifications page (or as subsequently changed). However, if there is a surviving contract owner, that person will be treated as the beneficiary. The beneficiary may be changed subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by us, and (if approved) will be effective as of the date on which written. We assume no liability for any payments made or actions taken before the change is approved. If no beneficiary is living, the contingent beneficiary will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. If no beneficiary or contingent beneficiary is living, the beneficiary is the estate of the deceased contract owner. In the case of certain qualified contracts, Treasury Department regulations may limit designations of beneficiaries. For information regarding the beneficiary for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

MODIFICATION

         See Appendix F for information on modification applicable to certain contracts which are no longer being issued (Ven 8 contracts).

          We may not modify your contract or certificate without your consent, except to the extent required to make it conform to any law or regulation or ruling issued by a governmental agency. However, in the case of group contracts, on 60 days' notice to the group holder, we may change the administration fees, mortality and expense risk charges, annuity purchase rates and the market value charge as to any certificates issued after the effective date of the modification. The provisions of the contract shall be interpreted so as to comply with the requirements of Section 72(s) of the Code.

OUR APPROVAL

         We reserve the right to accept or reject any contract application at our sole discretion.

DISCONTINUANCE OF NEW OWNERS

          In the case of group contracts, on thirty days' notice to the group holder, we may limit or discontinue acceptance of new applications and the issuance of new certificates.

MISSTATEMENT AND PROOF OF AGE, SEX OR SURVIVAL

         We may require proof of age, sex or survival of any person upon whose age, sex or survival any payment depends. If the age or sex of the annuitant has been misstated, the benefits will be those that would have been provided for the annuitant's correct age and sex. If we have made incorrect annuity payments, the amount of any underpayment will be paid immediately and the amount of any overpayment will be deducted from future annuity payments.

FIXED ACCOUNT INVESTMENT OPTIONS

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The fixed account investment options are not securities.
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         For information on Fixed Account Investment Options for Ven 7 and Ven 8 contracts see Appendix F and for Ven 1 and Ven 3 contracts see Appendix G.

         SECURITIES REGISTRATION. Interests in the fixed account investment options are not registered under the Securities Act of 1933, as amended, (the "1933 Act") and our general account is not registered as an investment company under the 1940 Act. Neither interests in the fixed account investment options nor the general account are subject to the provisions or restrictions of the 1933 Act or the 1940 Act. Disclosures relating to interests in the fixed account investment options and the general account nonetheless may be required by the federal securities laws to be accurate.

         GUARANTEE. Pursuant to a Guarantee Agreement dated March 31, 1996, Manulife, our ultimate parent, unconditionally guarantees to us, on behalf of and for the benefit of us and owners of fixed annuity contracts we issue, that it will, on demand, make funds available to us for the timely payment of contractual claims under certain of our fixed annuity contracts. This guarantee covers the fixed portion of the contracts described in this Prospectus. The guarantee may be terminated by Manulife, on notice to us. Termination will not affect Manulife's continuing liability with respect to all fixed annuity contracts issued prior to the termination of the guarantee except if:

         * the liability to pay contractual claims under the contracts is assumed by another insurer, or

         * we are sold and the buyer's guarantee is substituted for the Manulife guarantee.

         REINSURANCE. Effective June 30, 1995, we entered into a Reinsurance Agreement with Peoples Security Life Insurance Company ("Peoples") pursuant to which Peoples reinsures certain amounts with respect to the fixed account portion of the contract described in this prospectus which were issued prior to January 1, 1999. Under this Reinsurance Agreement, we remain liable for the contractual obligations of the contracts' fixed account and Peoples agrees to reimburse us for certain amounts and obligations in connection with the fixed account. Peoples contractual liability runs solely to us, and no contract owner shall have any right of action against Peoples. The Manufacturers Life Insurance Company (U.S.A.) reinsures certain amounts with respect to the fixed account portion of the contract for contracts issued after January 1, 1999 under a reinsurance agreement with substantially similar terms to the Peoples reinsurance agreement.

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Fixed account investment options guarantee interest of at least 3%.
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         INVESTMENT OPTIONS. Currently, there are five fixed account investment options available under the contract in states where approved by the state insurance department: one, three, five and seven year investment accounts and, a DCA fixed investment account which may be established under the DCA program to make automatic transfers to one or more variable investment options. In Florida, Maryland and Oregon only the one year fixed investment account and the DCA fixed investment account will be offered; the three, five and seven year investment accounts will not be available. We may offer additional fixed account investment options for any yearly period from two to ten years. Fixed investment accounts provide for the accumulation of interest on purchase payments at guaranteed rates for the duration of the guarantee period. We determine the guaranteed interest rates on new amounts allocated or transferred to a fixed investment account from time-to-time, according to market conditions. In no event will the guaranteed rate of interest be less than 3%. Once an interest rate is guaranteed for a fixed investment account, it is guaranteed for the duration of the guarantee period, and we may not change it.

         Notwithstanding the foregoing, with respect to contracts issued in the State of Oregon, no purchase payments may be invested, transferred or reinvested into any fixed account investment option with a guarantee period of more than one year within 15 years of the maturity date, and no purchase payments may be invested in the one year fixed account investment option within six years of the maturity date.

         INVESTMENT ACCOUNTS. You may allocate purchase payments, or make transfers from the variable investment options, to fixed account investment options at any time prior to the maturity date. We establish a separate investment account each time you allocate or transfer amounts to fixed account investment options, except that, for amounts allocated or transferred to the same fixed account investment option on the same day, we will establish a single investment account. Amounts may not be allocated to a fixed account investment option that would extend the guarantee period beyond the maturity date.

         RENEWALS. At the end of a guarantee period, you may establish a new investment account with the same guarantee period at the then current interest rate, select a different fixed account investment option or transfer the amounts to a variable account investment option, all without the imposition of any charge. You may not select a guarantee period that would extend beyond the maturity date. In the case of renewals within one year of the maturity date, the only fixed account investment option available is to have interest accrued up to the maturity date at the then current interest rate for one year guarantee periods.

         If you do not specify the renewal option desired, we will select the same guarantee period as has just expired, so long as such period does not extend beyond the maturity date. In the event a renewal would extend beyond the maturity date, we will select the longest period that will not extend beyond such date, except in the case of a renewal within one year of the maturity date in which case we will credit interest up to the maturity date at the then current interest rate for one year guarantee periods.

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A market value charge may apply to certain transactions.
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         MARKET VALUE CHARGE. Any amount withdrawn, transferred or borrowed from an investment account prior to the end of the guarantee period may be subject to a market value charge. A market value charge will be calculated separately for each investment account affected by a transaction to which a market value charge may apply. The market value charge for an investment account will be calculated by multiplying the amount withdrawn or transferred from the investment account by the adjustment factor described below. In the case of group contracts, we reserve the right to modify the market value charge as to any certificates issued after the effective date of a change specified in written notice to the group holder.

         The adjustment factor is determined by the following formula:
         0.75x(B-A)xC/12 where:

         A - The guaranteed interest rate on the investment account.
         B - The guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.
         C - The number of complete months remaining to the end of the guarantee period.

For purposes of applying this calculation, the maximum difference between "B" and "A" will be 3%. The adjustment factor may never be less than zero.

         The total market value charge will be the sum of the market value charges for each investment account being withdrawn. Where the guaranteed rate available on the date of the request is less than the rate guaranteed on the investment account from which the amounts are being withdrawn (B-A in the adjustment factor is negative), there is no market value charge. There is only a market value charge when interest rates have increased (B-A in the adjustment factor is positive).

         We make no market value charge on withdrawals from the fixed account investment options in the following situations:

         *   death of the owner;
         *   amounts withdrawn to pay fees or charges;
         * amounts applied at the maturity date to purchase an annuity at the guaranteed rates provided in the contract;
         * amounts withdrawn from investment accounts within one month prior to the end of the guarantee period;
         *   amounts withdrawn from a one-year fixed investment account;
             and
         * amounts withdrawn in any contract year that do not exceed 10% of (i) total purchase payments less (ii) any prior partial withdrawals in that contract year.

Notwithstanding application of the foregoing formula, in no event will the market value charge

         * be greater than the amount by which the earnings attributable to the amount withdrawn or transferred from an investment account exceed an annual rate of 3%,
         * together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or
         * reduce the amount payable on withdrawal or transfer below the amount required under the non-forfeiture laws of the state with jurisdiction over the contract.

The cumulative effect of the market value and withdrawal charges could result in a contract owner receiving total withdrawal proceeds of less than the contract owner's investment in the contract. See Appendix F for information on the market value charge applicable to Ven 7 and Ven 8 contracts.

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Withdrawals and some transfers from fixed account investment options are permitted during the accumulation period.
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         TRANSFERS. During the accumulation period, you may transfer amounts among your fixed account investment options and from your fixed account investment options to the variable account investment options; provided that no transfer from a fixed account investment option may be made unless the amount to be transferred has been held in such account for at least one year, except for transfers made pursuant to the DCA program. Any transfer other than one made at the end of a guarantee period may be subject to a market value charge. Where there are multiple investment accounts within a fixed account investment option, amounts must be transferred from the fixed account investment option on a first-in-first-out basis.

         WITHDRAWALS. You may make total and partial withdrawals of amounts held in the fixed account investment options at any time during the accumulation period. Withdrawals from the fixed account investment options will be made in the same manner and be subject to the same limitations as set forth under "WITHDRAWALS" plus the following provisions also apply to withdrawals from the fixed account investment options:

         * We reserve the right to defer payment of amounts withdrawn from the fixed account investment options for up to six months from the date we receive the written withdrawal request. If a withdrawal is deferred for more than 30 days pursuant to this right, we will pay interest on the amount deferred at a rate not less than 3% per year (or a higher rate if required by applicable law). See Appendix F for information on the interest rate applicable to Ven 7 and Ven 8 contracts.

         * If there are multiple investment accounts under the fixed account investment options, amounts must be withdrawn from those accounts on a first-in-first-out basis.

         * The market value charge described above may apply to withdrawals from any investment option except for a one year investment option. In the event a market value charge applies to a withdrawal from a fixed investment account, it will be calculated with respect to the full amount in the investment account and deducted from the amount payable in the case of a total withdrawal. In the case of a partial withdrawal, the market value charge will be calculated on the amount requested and deducted, if applicable, from the remaining investment account value.

         If you request a partial withdrawal in excess of your amount in the variable account investment options and do not specify the fixed account investment options from which the withdrawal is to be made, such withdrawal will be made from your investment options beginning with the shortest guarantee period. Within such sequence, where there are multiple investment accounts within a fixed account investment option, withdrawals will be made on a first-in-first-out basis.

         Withdrawals from the contract may be subject to income tax and a 10% IRS penalty tax. Withdrawals are permitted from contracts or certificates issued in connection with Section 403(b) qualified plans only under limited circumstances (see "FEDERAL TAX MATTERS" below).

         LOANS. We offer a loan privilege only to owners of contracts issued in connection with Section 403(b) qualified plans that are not subject to Title I of ERISA. If you own such a contract, you may borrow from us, using your contract as the only security for the loan, in the same manner and subject to the same limitations as described under "LOANS" above. The market value charge described above may apply to amounts transferred from the fixed investment accounts to the loan account in connection with such loans and, if applicable, will be deducted from the amount so transferred.

         FIXED ANNUITY OPTIONS. Subject to the distribution of death benefits provisions (see "DEATH BENEFIT DURING ACCUMULATION PERIOD" above), on death, withdrawal or the maturity date of the contract, the proceeds may be applied to a fixed annuity option (see "ANNUITY OPTIONS" above). The amount of each fixed annuity payment is determined by applying the portion of the proceeds (minus any applicable premium taxes) applied to purchase the fixed annuity to the appropriate table in the contract. If the table we are then using is more favorable to you, we will substitute that table. We guarantee the dollar amount of fixed annuity payments.

GUARANTEED RETIREMENT INCOME PROGRAM

         The Guaranteed Retirement Income Program (the "Income Benefit") guarantees a minimum lifetime fixed income benefit in the form of fixed monthly annuity payments. The Income Benefit is based on the aggregate net purchase payments applied to the contract, accumulated at interest, minus an adjustment for any partial withdrawals. The amount of the monthly annuity payment provided by the Income Benefit is determined by applying the Income Base, described below, to the annuity purchase rates set forth in the Income Benefit Rider. Because the fixed annuity options provided for in the contract are based on the contract value at the time of annuitization, the amount of the monthly payments under such options may exceed the monthly payments provided by the Income Benefit Rider. If the Income Benefit is exercised and the annuity payment available under the contract is greater than the monthly payment provided by the Income Benefit Rider, we will pay the monthly annuity payment available under the contract. The Income Benefit is available for contracts issued on or after May 1, 1998. The Income Benefit is not available in all states and is not available for Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

         Income Base.  The Income Base is equal to (a) less (b), where

     (a) is the sum of all payments made, accumulated at the growth factor indicated below starting on the date each payment is allocated to the contract, and

     (b) is the sum of Income Base reductions on a pro rata basis in connection with partial withdrawals taken, accumulated at the growth factor indicated below starting on the date each deduction occurs.

The growth factor is 6% per annum for annuitant issue ages up to age 75, and 4% per annum for annuitant issue ages 76 or older. The growth factor is reduced to 0% once the annuitant has attained age 85. Income Base reduction on a pro rata basis is equal to the Income Base immediately prior to a partial withdrawal multiplied by the percentage reduction in contract value resulting from a partial withdrawal.

         If the Income Benefit is added to the contract after the contract date, the Income Base on the date the rider is issued (the "Rider Date") is the contract value on the Rider Date. For purposes of subsequent calculation of the Income Base, the contract value on the Rider Date will be treated as a purchase payment made on the Rider Date. In addition, all purchase payments made and all amounts deducted in connection with partial withdrawals prior to the Rider Date will not be considered in determining the Income Base.

         The Income Base is also reduced for any withdrawal charge remaining on the date the Income Benefit is exercised. We reserve the right to reduce the Income Base by any premium taxes that may apply.

         The Income Base is used solely for purposes of calculating the Income Benefit and does not provide a contract value or guarantee performance of any investment option.

         Step-Up of Income Base. Within 30 days immediately following any contract anniversary, you may elect to step-up the Income Base to the contract value on that contract anniversary by sending us a written request. If you elect to step-up the Income Base, the earliest date that you may exercise the

Income Benefit is extended to the seventh contract anniversary following the most recent date the Income Base was stepped-up to contract value (the "Step-Up Date").

         Following a step-up of the Income Base, the Income Base as of the Step-Up Date is equal to the contract value on the Step-Up Date. For purposes of subsequent calculation of the Income Base, the contract value on the Step-Up Date will be treated as a purchase payment made on that date. In addition, all payments made and all amounts deducted in connection with partial withdrawals prior to the Step-Up Date will not be considered in determining the Income Base.

         Conditions of Exercise of the Income Benefit. The Income Benefit may be exercised subject to the following conditions:

         1. The Income Benefit must be exercised within 30 days immediately following an Election Date. An Election Date is the seventh or later contract anniversary following the date the income benefit is elected or, in the case of a step-up of the Income Base, the seventh or later contract anniversary following the Step-Up Date.

         2. The Income Benefit must be exercised by the later of (i) the contract anniversary immediately prior to the annuitant's 85th birthday or (ii) the tenth contract anniversary.

         Monthly Income Factors. The Income Benefit may be used to purchase a guaranteed lifetime income under the following annuity options: (1) Life Annuity with a 10-Year Period Certain or (2) Joint and Survivor Life Annuity with a 20-Year Period Certain.

         Option 1: Life Annuity with a 10-Year Period certain. An annuity with payments guaranteed for 10 years and continuing thereafter during the lifetime of the annuitant. Since payments are guaranteed for 10 years, annuity payments will be made to the end of such period if the annuitant dies prior to the end of the tenth year.

         Option 2: Joint and Survivor Life Annuity with a 20-Year Period Certain. An annuity with payments guaranteed for 20 years and continuing thereafter during the lifetime of the annuitant and a designated co-annuitant. Since payments are guaranteed for 20 years, annuity payments will be made to the end of such period if both the annuitant and the co-annuitant die prior to the end of the twentieth year.

         The monthly income factors depend upon the annuitant's (and co-annuitant's, if any) sex and age (nearest birthday) and the annuity option selected. The factors are based on the 1983 Table A projected at Scale G, and reflect an assumed interest rate of 3% per year. The annuitant may only be changed to an individual that is the same age or younger than the current annuitant.

         Illustrated below are Income Benefit amounts per $100,000 of initial payments, for a male annuitant and a female co-annuitant both age 60 (at issue), on contract anniversaries as indicated below, assuming no subsequent payments or withdrawals and assuming there was no step-up of the Income Base. We will, upon request, provide illustrations of the Income Benefit for an annuitant based on other assumptions.


                                     Income Benefit-Annual Income         Income Benefit-Annual Income
      Contract Anniversary         Life Annuity with 10 Year Period       Joint & Survivor Life Annuity
           at Election                          Ceratin                   with 20 Year Period Certain
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                7                                $ 9,797                             $ 7,830
               10                                $12,593                             $ 9,842



               15                                $19,124                             $14,293


         Income Rider Fee. The risk assumed by us associated with the Income Benefit is that the annuity benefits payable under the Income Benefit are greater than the annuity benefits that would have been payable had the owner selected another annuity benefit permitted by the contract (see "ANNUITY PROVISIONS"). To compensate us for this risk, we charge an annual Income Rider Fee (the "Rider Fee"). On or before Maturity Date, the Rider Fee is deducted on each contract anniversary. The amount of the Rider Fee is equal to .25% multiplied by the Income Base in effect on that contract anniversary. The fee is withdrawn from each investment option in the same proportion that the value of the investment account of each investment option bears to the contract value.

         In the case of full withdrawal of contract value on any date other than the contract anniversary, we will deduct the Rider Fee from the amount paid upon withdrawal. In the case of a full withdrawal, the Rider Fee is equal to .25% multiplied by the Income Base immediately prior to withdrawal. The Rider Fee will not be deducted during the annuity period. For purposes of determining the Rider Fee, annuity payment commencement shall be treated as a full withdrawal.

         THE INCOME BENEFIT DOES NOT PROVIDE CONTRACT VALUE OR GUARANTEE PERFORMANCE OF ANY INVESTMENT OPTION. BECAUSE THIS BENEFIT IS BASED ON CONSERVATIVE ACTUARIAL FACTORS, THE LEVEL OF LIFETIME INCOME THAT IT GUARANTEES MAY OFTEN BE LESS THAN THE LEVEL THAT WOULD BE PROVIDED BY APPLICATION OF CONTRACT VALUE AT CURRENT ANNUITY FACTORS. THEREFORE, THE INCOME BENEFIT SHOULD BE REGARDED AS A SAFETY NET. AS DESCRIBED ABOVE UNDER "INCOME BENEFIT," WITHDRAWALS WILL REDUCE THE INCOME BENEFIT.

                             CHARGES AND DEDUCTIONS

         Charges and deductions under the contracts are assessed against purchase payments, contract values or annuity payments. Currently, there are no deductions made from purchase payments, except for premium taxes in certain states. In addition, there are deductions from and expenses paid out of the assets of the Trust portfolios that are described in the accompanying Prospectus of the Trust.

WITHDRAWAL CHARGES

         For information on Withdrawal Charges for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

         If you make a withdrawal from your contract during the accumulation period, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract less than seven complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than seven complete contract years. In no event may the total withdrawal charges exceed 6% of the amount invested. The amount of the withdrawal charge and when it is assessed is discussed below.

         Each withdrawal from the contract is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments". In any contract year, the free withdrawal amount for that year is the greater of

         * the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or

         *   the excess of (i) over (ii), where

           (i) is 10% of total purchase payments and

           (ii) is all prior partial withdrawals in contract year.

         Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge. The free withdrawal amount will be applied to a requested withdrawal, first, to withdrawals from variable account investment options and then to withdrawals from fixed account investment options beginning with those with the shortest guarantee period first and the longest guarantee period last.

         If the amount of a withdrawal exceeds the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, we will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

         Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

        NUMBER OF COMPLETE YEARS                       WITHDRAWAL CHARGE
     PURCHASE PAYMENT IN CONTRACT                          PERCENTAGE
     --------------------------------------------------------------------
                     0                                        6%
                     1                                        6%
                     2                                        5%
                     3                                        5%
                     4                                        4%
                     5                                        3%
                     6                                        2%
                     7+                                       0%

         The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

         The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         There is generally no withdrawal charge on distributions made as a result of the death of the contract owner or, if applicable, the annuitant, and no withdrawal charges are imposed on the maturity date if the contract owner annuitizes as provided in the contract.

         The amount collected from the withdrawal charge will be used to reimburse us for the compensation paid to cover selling concessions to broker-dealers, preparation of sales literature and other expenses related to sales activity.

         For examples of calculation of the withdrawal charge, see Appendix C. Withdrawals from the fixed account investment options may be subject to a market value charge in addition to the withdrawal charge described above. In the case of group annuity contracts, we reserve the right to modify the withdrawal charge as to certificates issued after the effective date of a change specified in written notice to the group holder.

REDUCTION OR ELIMINATION OF WITHDRAWAL CHARGE

         The amount of the withdrawal charge on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of sales expenses. We will determine entitlement to such a reduction in the withdrawal charge in the following manner:

* The size and type of group to which sales are to be made will be considered. Generally, sales expenses for a larger group are smaller than for a smaller group because of the ability to implement large numbers of contracts with fewer sales contacts.

* The total amount of purchase payments to be received will be considered. Per-dollar sales expenses are likely to be less on larger purchase payments than on smaller ones.

* Any prior or existing relationship with us will be considered. Per-contract sales expenses are likely to be less when there is a prior or existing relationship because of the likelihood of implementing the contract with fewer sales contacts.

* The level of commissions paid to selling broker-dealers will be considered. Certain broker-dealers may offer the contract in connection with financial planning programs offered on a fee-for-service basis. In view of the financial planning fees, such broker-dealers may elect to receive lower commissions for sales of the contracts, thereby reducing our sales expenses.

* There may be other circumstances of which we are not presently aware, which could result in reduced sales expenses.

         If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, we will provide a reduction in the withdrawal charge. The withdrawal charge will be eliminated when a contract is issued to officers, directors or employees (or a relative thereof), of us or of Manulife, the Trust or any of their affiliates. In no event will reduction or elimination of the withdrawal charge be permitted where that reduction or elimination will be unfairly discriminatory to any person. For further information, contact your registered representative.

ADMINISTRATION FEES

         For information on the Administration Fee applicable to Ven 7 and Ven 8 contracts see Appendix F and to Ven 3 and Ven 1 contracts see Appendix G.

         Except as noted below, we will deduct each year an annual administration fee of $30 as partial compensation for the cost of providing all administrative services attributable to the contracts and the operations of the Variable Account and us in connection with the contracts. However, if prior to the maturity date the contract value is equal to or greater than $100,000 at the time of the fee's assessment, the fee will be waived. During the accumulation period, this administration fee is deducted on the last day of each contract year. It is withdrawn from each investment option in the same proportion that the value of such investment option bears to the contract value. If the entire contract is withdrawn on other than the last day of any contract year, the $30 administration fee will be deducted from the amount paid. During the payout period, the fee is deducted on a pro-rata basis from each annuity payment.

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We deduct asset-based charges totaling 1.40% on an annual basis for administration and mortality and expense risks.
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         A daily charge in an amount equal to 0.15% of the value of each variable investment account on an annual basis is also deducted from each sub-account to reimburse us for administrative expenses. This asset based administrative charge will not be deducted from the fixed account investment options. The charge will be reflected in the contract value as a proportionate reduction in the value of each variable investment account. Even though administrative expenses may increase, we guarantee that it will not increase the amount of the administration fees.

REDUCTION OR ELIMINATION OF ANNUAL ADMINISTRATION FEE

         The amount of the annual administration fee on a contract may be reduced or eliminated when sales of the contracts are made to individuals or to a group of individuals in such a manner that results in savings of administration expenses. The entitlement to such a reduction or elimination of the administration charges will be determined by us in the following manner:

         1. The size and type of group to which administrative services are to be provided will be considered.

         2. The total amount of purchase payments to be received will be considered.

         3. There may be other circumstances of which we are not presently aware, which could result in reduced administrative expense.

         If, after consideration of the foregoing factors, it is determined that there will be a reduction or elimination of administration expenses, we will provide a reduction in the annual administration fee. In no event will reduction or elimination of the administration fees be permitted where such reduction or elimination will be unfairly discriminatory to any person. We may waive all or a portion of the administration fee when a contract is issued to an officer, director or employee, or relative thereof, of us, Manulife, the Trust or any of our or their affiliates.

MORTALITY AND EXPENSE RISK CHARGE

         For information on mortality and expense risk charges for Ven 1 contracts see Appendix G.

         The mortality risk we assume is the risk that annuitants may live for a longer period of time than we estimate. We assume this mortality risk by virtue of annuity benefit payment rates incorporated into the contract which cannot be changed. This assures each annuitant that his or her longevity will not have an adverse effect on the amount of annuity benefit payments. We also assume mortality risks in connection with our guarantee that, if the contract owner dies during the accumulation period, we will pay a death benefit. (See "Death Benefit During Accumulation Period") The expense risk we assume is the risk that the administration charges, distribution charge, or withdrawal charge may be insufficient to cover actual expenses.

         To compensate us for assuming these risks, we deduct from each of the sub-accounts a daily charge in an amount equal to 1.25% of the value of the variable investment accounts on an annual basis. In the case of individual contracts, the rate of the mortality and expense risk charge cannot be increased. In the case of group contracts, the rate of the mortality and expense risk charge can be increased, but only as to certificates issued after the effective date of the increase and upon 60 days' prior written notice to the group holder. In the case of group contracts, we may issue contracts and certificates with a mortality or expense risk charge at rates less than those set out above, if we conclude that the mortality or expense risks of the groups involved are less than the risks it has determined for persons for whom the contracts and certificates have been generally designed. If the charge is insufficient to cover the actual cost of the mortality and expense risks assumed, we will bear the loss. Conversely, if the charge proves more than sufficient, the excess will be profit to us and will be available for any proper corporate purpose including, among other things, payment of distribution expenses.

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We will charge you for state premium taxes to the extent we incur them and reserve the right to charge you for new taxes we may incur.
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TAXES

         We reserve the right to charge, or provide for, certain taxes against purchase payments, contract values or annuity payments. Such taxes may include premium taxes or other taxes levied by any government entity which we determine to have resulted from our:

     *   establishment or maintenance of the Variable Account,
     *   receipt of purchase payments,
     *   issuance of the contacts, or
     *   commencement or continuance of annuity payments under the contracts.

In addition, we will withhold taxes to the extent required by applicable law.

         Except for residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted from the contract value used to provide for fixed or variable annuity payments. For residents of those states which apply premium taxes upon receipt of purchase payments, premium taxes will be deducted upon payment of any withdrawal benefits, upon any annuitization, or payment of death benefits. The amount deducted will depend on the premium tax assessed in the applicable state. State premium taxes currently range from 0% to 3.5% depending on the jurisdiction and the tax status of the contract and are subject to change by the legislature or other authority (see Appendix D).

                               FEDERAL TAX MATTERS

INTRODUCTION

         The following discussion of the federal income tax treatment of the contract is not exhaustive, does not purport to cover all situations, and is not intended as tax advice. The federal income tax treatment of a group annuity contract is unclear in certain circumstances, and you should consult a qualified tax advisor with regard to the application of the law to your circumstances. This discussion is based on the Code, Treasury Department regulations, and interpretations existing on the date of this Prospectus. These authorities, however, are subject to change by Congress, the Treasury Department, and judicial decisions.

         This discussion does not address state or local tax consequences associated with the purchase of a contract. In addition, WE MAKE NO GUARANTEE REGARDING ANY TAX TREATMENT -- FEDERAL, STATE, OR LOCAL -- OF ANY CONTRACT OR OF ANY TRANSACTION INVOLVING A CONTRACT.

OUR TAX STATUS

         We are taxed as a life insurance company. Because the operations of the Variable Account are a part of, and are taxed with, our operations, the Variable Account is not separately taxed as a "regulated investment company" under the Code. Under existing federal income tax laws, we are not taxed on the investment income and capital gains of the Variable Account. We do not anticipate that we will be taxed on the income and gains of the Variable Account, but if we are, then we may impose a corresponding charge against the Variable Account.

TAXATION OF ANNUITIES IN GENERAL

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Gains inside the contract are usually tax-deferred until you make a withdrawal, start receiving annuity benefit payments, or receive a death benefit payment.
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TAX DEFERRAL DURING THE ACCUMULATION PERIOD

         Under existing provisions of the Code, except as described below, any increase in the contract value is generally not taxable to the contract owner or annuitant until received, either in the form of annuity payments, or in some other form of distribution. Certain requirements must be satisfied in order for this general rule to apply, including:

         * the contract must be owned by an individual (or treated as owned by an individual),

         * the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department regulations,

         * we, rather than the contract owner, must be considered the owner of the assets of the Variable Account for federal tax purposes, and

         * the contract must provide for appropriate amortization, through annuity benefit payments, of the contract's purchase payments and earnings, e.g., the pay-out period must not occur near the end of the annuitant's life expectancy.

         NON-NATURAL OWNERS. As a general rule, deferred annuity contracts held by "non-natural persons" (such as a corporation, trust or other similar entity) are not treated as annuity contracts for federal income tax purposes. The investment income on such contracts is taxed as ordinary income that is received or accrued by the owner of the contract during the taxable year. There are several exceptions to this general rule for non-natural contract owners. First, contracts will generally be treated as held by a natural person if the nominal owner is a trust or other entity which holds the contract as an agent for a natural person. This special exception will not apply, however, in the case of any employer who is the nominal owner of an annuity contract under a non-qualified deferred compensation arrangement for its employees.

         Exceptions to the general rule for non-natural contract owners will also apply with respect to:

         * contracts acquired by an estate of a decedent by reason of the death of the decedent,
         *    certain qualified contracts,
         * certain contracts purchased by employers upon the termination of certain qualified plans,
         * certain contracts used in connection with structured settlement agreements, and
         * contracts purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period.

LOSS OF INTEREST DEDUCTION WHERE CONTRACTS ARE HELD BY OR FOR THE BENEFIT OF CERTAIN NON-NATURAL PERSONS.

         In the case of contracts issued after June 8, 1997 to a non-natural taxpayer (such as a corporation or a trust), or held for the benefit of such an entity, recent changes in the tax law may result in otherwise deductible interest no longer being deductible by the entity, regardless of whether the interest relates to debt used to purchase or carry the contract. However, this interest deduction disallowance does not affect a contract if the income on the contract is treated as ordinary income that is received or accrued by the owner during the taxable year. Entities that are considering purchasing the contract, or entities that will be beneficiaries under a contract, should consult a tax advisor.

         DIVERSIFICATION REQUIREMENTS. For a contract to be treated as an annuity for federal income tax purposes, the investments of the Variable Account must be "adequately diversified" in accordance with Treasury Department Regulations. The Secretary of the Treasury has issued regulations which prescribe standards for determining whether the investments of the Variable Account are "adequately diversified." If the Variable Account failed to comply with these diversification standards, a contract would not be treated as an annuity contract for federal income tax purposes and the contract owner would generally be taxable currently on the excess of the contract value over the premiums paid for the contract.

         Although we do not control the investments of the Trust, we expect that the Trust will comply with such regulations so that the Variable Account will be considered "adequately diversified."

         OWNERSHIP TREATMENT. In certain circumstances, a variable annuity contract owner may be considered the owner, for federal income tax purposes, of the assets of the insurance company separate account used to support his or her contract. In those circumstances, income and gains from such separate account assets would be includible in the contract owner's gross income. The IRS has stated in published rulings that a variable contract owner will be considered the owner of separate account assets if the owner possesses "incidents of ownership" in those assets, such as the ability to exercise investment control over the assets. In addition, the Treasury Department announced, in connection with the issuance of regulations concerning investment diversification, that those regulations "do not provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the investor, rather than the insurance company, to be treated as the owner of the assets in the account." This announcement also stated that guidance would be issued in the form of regulations or rulings on the "extent to which Policyholders may direct their investments to particular sub-accounts of a separate account without being treated as owners of the underlying assets." As of the date of this Prospectus, no such guidance has been issued.

         The ownership rights under this contract are similar to, but different in certain respects from, those described by the IRS in rulings in which it was determined that contract owners were not owners of separate account assets. For example, the owner of this contract has the choice of many more investment options to which to allocate premiums and contract values, and may be able to transfer among investment options more frequently than in such rulings. THESE DIFFERENCES COULD RESULT IN THE CONTRACT OWNER BEING TREATED AS THE OWNER OF THE ASSETS OF THE VARIABLE ACCOUNT AND THUS SUBJECT TO CURRENT TAXATION ON THE INCOME AND GAINS FROM THOSE ASSETS. In addition, we do not know what standards will be set forth in the regulations or rulings which the Treasury Department has stated it expects to issue. We therefore reserve the right to modify the contract as necessary to attempt to prevent contract owners from being considered the owners of the assets of the Variable Account.

         DELAYED PAY-OUT PERIODS. If the contract's pay-out period commences (or is scheduled to commence) at a time when the annuitant has reached an advanced age, (e.g., past age 85), it is possible that the contract would not be treated as an annuity for federal income tax purposes. In that event, the income and gains under the contract could be currently includible in the owner's income.

         The remainder of this discussion assumes that the contract will be treated as an annuity contract for federal income tax purposes and that we will be treated as the owner of the Variable Account assets.

TAXATION OF PARTIAL AND FULL WITHDRAWALS

         In the case of a partial withdrawal, amounts received are includible in income to the extent the contract value before the withdrawal exceeds the "investment in the contract." In the case of a full withdrawal, amounts received are includible in income to the extent they exceed the "investment in the contract." For these purposes the investment in the contract at any time equals the total of the purchase payments made under the contract to that time (to the extent such payments were neither deductible when made nor excludible from income as, for example, in the case of certain employer contributions to qualified plans) less any amounts previously received from the contract which were not included in income.

         Other than in the case of certain qualified contracts, any amount received as a loan under a contract, and any assignment or pledge (or agreement to assign or pledge) any portion of the contract value, is treated as a withdrawal of such amount or portion. (Loans, assignments and pledges are permitted only in limited circumstances under qualified contracts.) The investment in the contract is increased by the amount includible in income with respect to such assignment or pledge, though it is not affected by any other aspect of the assignment or pledge (including its release). If an individual transfers his or her interest in an annuity contract without adequate consideration to a person other than the owner's spouse (or to a former spouse incident to divorce), the owner will be taxed on the difference between the "contract value" and the "investment in the contract" at the time of transfer. In such a case, the transferee's investment in the contract will be increased to reflect the increase in the transferor's income.

         The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. As described elsewhere in this Prospectus, we impose certain charges with respect to the death benefit. It is possible that those charges (or some portion thereof) could be treated for federal income tax purposes as a partial withdrawal from the contract.

         There may be special income tax issues present in situations where the owner and the annuitant are not the same person and are not married to one another. A tax advisor should be consulted in those situations.

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A portion of each annuity payment is usually taxable as ordinary income.
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TAXATION OF ANNUITY BENEFIT PAYMENTS

         Normally, a portion of each annuity benefit payment is taxable as ordinary income. The taxable portion of an annuity benefit payment is equal to the excess of the payment over the "exclusion amount." In the case of variable annuity payments, the exclusion amount is the "investment in the contract" (defined above) allocated to the variable annuity option, adjusted for any period certain or refund feature, when payments begin to be made divided by the number of payments expected to be made (determined by Treasury Department regulations which take into account the annuitant's life expectancy and the form of annuity benefit selected). In the case of fixed annuity payments, the exclusion amount is the amount determined by multiplying the payment by the ratio of (a) to (b), where:

         (a) is the investment in the contract allocated to the fixed annuity option (adjusted for any period certain or refund feature) and
         (b) is the total expected value of fixed annuity payments for the term of the contract (determined under Treasury Department regulations).

A simplified method of determining the taxable portion of annuity payments applies to contracts issued in connection with certain qualified plans other than IRAs.

         Once the total amount of the investment in the contract is excluded using these ratios, annuity payments will be fully taxable. If annuity payments cease because of the death of the annuitant and before the total amount of the investment in the contract is recovered, the unrecovered amount generally will be allowed as a deduction to the annuitant in his or her last taxable year.

TAXATION OF DEATH BENEFIT PROCEEDS

         Amounts may be distributed from a contract because of the death of an owner or the annuitant. During the accumulation period, death benefit proceeds are includible in income as follows:

         * if distributed in a lump sum, they are taxed in the same manner as a full withdrawal, as described above, or
         * if distributed under an annuity option, they are taxed in the same manner as annuity payments, as described above.

During the pay-out period, where a guaranteed period exists under an annuity option and the annuitant dies before the end of that period, payments made to the beneficiary for the remainder of that period are includible in income as follows:

         * if received in a lump sum, they are includible in income to extent that they exceed the unrecovered investment in the contract at that time, or

         * if distributed in accordance with the existing annuity option selected, they are fully excludable from income until the remaining investment in the contract is deemed to be recovered, and all annuity payments thereafter are fully includible in income.

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Withdrawals prior to age 59 1/2 may incur a 10% IRS penalty tax.
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PENALTY TAX ON PREMATURE DISTRIBUTIONS

         There is a 10% IRS penalty tax on the taxable amount of any payment from a non-qualified contract unless the payment is:

         *   received on or after the contract owner reaches age 59 1/2;

         * attributable to the contract owner becoming disabled (as defined in the tax law);

         * made to a beneficiary on or after the death of the contract owner or, if the contract owner is not an individual, on or after the death of the primary annuitant (as defined in the tax law);

         * made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the annuitant or for the joint lives (or joint life expectancies) of the annuitant and designated beneficiary (as defined in the tax law);

         * made under an annuity contract purchased with a single premium when the annuity starting date (as defined in the tax law) is no later than a year from purchase of the annuity and substantially equal periodic payments are made, not less frequently than annually, during the annuity period; or

         * made with respect to certain annuities issued in connection with structured settlement agreements.

A similar penalty tax, applicable to distributions from certain qualified contracts, is discussed below.

AGGREGATION OF CONTRACTS

         In certain circumstances, the amount of an annuity payment or a withdrawal from a contract that is includible in income may be determined by combining some or all of the non-qualified contracts owned by an individual. For example, if a person purchases a contract offered by this Prospectus and also purchases at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract. In addition, if a person purchases two or more deferred annuity contracts from the same insurance company (or its affiliates) during any calendar year, all such contracts will be treated as one contract. The effects of such aggregation are not clear; however, it could affect the amount of a withdrawal or an annuity payment that is taxable and the amount which might be subject to the penalty tax described above.

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Special tax provisions apply to qualified plans. Consult your tax advisor and plan fiduciary prior to taking a loan.
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QUALIFIED RETIREMENT PLANS

         The contracts are also designed for use in connection with certain types of retirement plans which receive favorable treatment under the Code ("QUALIFIED PLANS"). Numerous special tax rules apply to the participants in qualified plans and to the contracts used in connection with qualified plans. Therefore, no attempt is made in this Prospectus to provide more than general information about use of the contract with the various types of qualified plans. Brief descriptions of various types of qualified plans in connection with which we may issue a contract are contained in Appendix L to this Prospectus. Appendix L also discusses certain potential tax consequences associated with the use of the contract with certain qualified plans which should be considered by a purchaser.

         The tax rules applicable to qualified plans vary according to the type of plan and the terms and conditions of the plan itself. For example, for both withdrawals and annuity payments under certain qualified contracts, there may be no "investment in the contract" and the total amount received may be taxable. Also, loans from qualified contracts, where allowed, are subject to a variety of limitations, including restrictions as to the amount that may be borrowed, the duration of the loan, and the manner in which the loan must be repaid. (You should always consult your tax advisor and retirement plan fiduciary prior to exercising your loan privileges.) Both the amount of the contribution that may be made, and the tax deduction or exclusion that you may claim for that contribution, are limited under qualified plans.

         If this contract is used in connection with a qualified plan, the owner and annuitant must be the same individual. If a co-annuitant is named, all distributions made while the annuitant is alive must be made to the annuitant. Also, if a co-annuitant is named who is not the annuitant's spouse, the annuity options which are available may be limited, depending on the difference in ages between the annuitant and co-annuitant. Furthermore, the length of any guarantee period may be limited in some circumstances to satisfy certain minimum distribution requirements under federal tax laws.

         In addition, special rules apply to the time at which distributions must commence and the form in which the distributions must be paid. For example, failure to comply with minimum distribution requirements applicable to qualified plans will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan. In the case of IRAs (other than Roth IRAs), distributions of minimum amounts (as specified in the tax law) must generally commence by April 1 of the calendar year following the calendar year in which the owner attains age 70 1/2. In the case of certain other qualified plans, distributions of such minimum amounts must generally commence by the later of this date or April 1 of the calendar year following the calendar year in which the employee retires.

         There is also a 10% IRS penalty tax on the taxable amount of any payment from certain qualified contracts (but not Section 457 plans). (The amount of the penalty tax is 25% of the taxable amount of any payment received from a "SIMPLE retirement account" during the 2-year period beginning on the date the individual first participated in any qualified salary reduction arrangement (as defined in the tax law) maintained by the individual's employer.) There are exceptions to this penalty tax which vary depending on the type of qualified plan. In the case of an "Individual Retirement Annuity" or an "IRA," including a "SIMPLE IRA," exceptions provide that the penalty tax does not apply to a payment:

         *        received on or after the contract owner reaches age 59 1/2,
         * received on or after the owner's death or because of the owner's disability (as defined in the tax law), or
         * made as a series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the owner or for the joint lives (or joint life expectancies) of the owner and designated beneficiary (as defined in the tax law).

These exceptions, as well as certain others not described herein, generally apply to taxable distributions from other qualified plans (although, in the case of plans qualified under Sections 401 and 403, the exception for substantially equal periodic payments applies only if the owner has separated from service). In addition, the penalty tax does not apply to certain distributions from IRAs taken after December 31, 1997 which are used for qualified first time home purchases or for higher education expenses. Special conditions must be met to quality for these two exceptions to the penalty tax. If you wish to take a distribution from an IRA for these purposes, you should consult your tax advisor.

         When issued in connection with a qualified plan, a contract will be amended as generally necessary to conform to the requirements of the plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the contract. In addition, we will not be bound by terms and conditions of qualified plans to the extent those terms and conditions contradict the contract, unless we consent.

DIRECT ROLLOVERS

         If the contract is used in connection with a retirement plan that is qualified under Sections 401(a), 403(a), or 403(b) of the Code, any "eligible rollover distribution" from the contract will be subject to "direct rollover" and mandatory withholding requirements. An eligible rollover distribution generally is any taxable distribution from such qualified plans, excluding certain amounts such as (i) minimum distributions required under Section 401(a)(9) of the Code, and (ii) certain distributions for life, life expectancy, or for 10 years or more which are part of a "series of substantially equal periodic payments."

         Under these requirements, federal income tax equal to 20% of the eligible rollover distribution will be withheld from the amount of the distribution. Unlike withholding on certain other amounts distributed from the contract, discussed below, the owner cannot elect out of withholding with respect to an eligible rollover distribution. However, this 20% withholding will not apply if, instead of receiving the eligible rollover distribution, the person receiving the distribution elects to have it directly transferred to certain qualified plans. Prior to receiving an eligible rollover distribution, a notice will be provided explaining generally the direct rollover and mandatory withholding requirements and how to avoid the 20% withholding by electing a direct rollover.

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We may be required to withhold amounts from some payments for federal income tax payments.
================================================================================

FEDERAL INCOME TAX WITHHOLDING

         We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under a contract unless the person receiving the distribution notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, we may be required to withhold tax. The withholding rates applicable to the taxable portion of periodic annuity payments are the same as the withholding rates generally applicable to payments of wages. In addition, the withholding rate applicable to the taxable portion of non-periodic payments (including withdrawals prior to the maturity date and rollovers from non-Roth IRAs to Roth
IRAs) is 10%. As discussed above, the withholding rate applicable to eligible rollover distributions is 20%.

                                GENERAL MATTERS

================================================================================
We may advertise our investment performance.
================================================================================

PERFORMANCE DATA

         Each of the sub-accounts may quote total return figures in its advertising and sales materials. PAST PERFORMANCE FIGURES ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE OF ANY SUB-ACCOUNT. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures. Standardized figures will include average annual total return figures for one, five and ten years, or from the inception date of the relevant sub-account of the Variable Account (if that period since inception is shorter than one of those periods). Non-standardized total return figures also may be quoted, including figures that do not assume redemption at the end of the time period. Non-standardized figures may also include total return numbers from the inception date of the portfolio or ten years, whichever period is shorter. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period.

         Average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of that purchase payment on the last day of the period for which the return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which the return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated. For total return figures quoted for periods prior to the commencement of the offering of the contract, standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts that we offer, adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.

ASSET ALLOCATION AND TIMING SERVICES

         We are aware that certain third parties are offering asset allocation and timing services in connection with the contracts. In certain cases we have agreed to honor transfer instructions from such asset allocation and timing services where we have received powers of attorney, in a form acceptable to us, from the contract owners participating in the service. WE DO NOT ENDORSE, APPROVE OR RECOMMEND SUCH SERVICES IN ANY WAY AND YOU SHOULD BE AWARE THAT FEES PAID FOR SUCH SERVICES ARE SEPARATE AND IN ADDITION TO FEES PAID UNDER THE CONTRACTS.
RESTRICTIONS UNDER THE TEXAS OPTIONAL RETIREMENT PROGRAM

         Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon:

         * termination of employment in the Texas public institutions of higher education,
         *   retirement,
         *   death, or
         *   the participant's attainment of age 70 1/2.

Accordingly, before any amounts may be distributed from the contract, proof must be furnished to us that one of these four events has occurred. The foregoing restrictions on withdrawal do not apply in the event a participant in the ORP transfers the contract value to another contract or another qualified custodian during the period of participation in the ORP. Loans are not available under contracts subject to the ORP.

================================================================================
We pay brokers to sell the contracts.
================================================================================

DISTRIBUTION OF CONTRACTS

         MSS is a Delaware limited liability company that we control, is the principal underwriter of the contracts. MSS also is the investment adviser to the Trust. MSS is a broker-dealer registered under the Securities Exchange Act of 1934 (the "1934 Act") and a member of the National Association of Securities Dealers, Inc. (the "NASD") and is located at 73 Tremont Street, Boston, Massachusetts 02108. MSS has entered into a non-exclusive promotional agent agreement with Wood Logan Associates, Inc. ("Wood Logan"). Wood Logan is a broker-dealer registered under the 1934 Act and a member of the NASD. Wood Logan is a wholly owned subsidiary of a holding company that is 62.5% owned by The Manufacturers Life Insurance Company (U.S.A.), 22.5% owned by MRL Holding, LLC and approximately 15% owned by the principals of Wood Logan. Sales of the contracts will be made by registered representatives of broker-dealers authorized by MSS to sell the contracts. Those registered representatives will also be our licensed insurance agents. Under the promotional agent agreement, Wood Logan will recruit and provide sales training and licensing assistance to those registered representatives. In addition, Wood Logan will prepare sales and promotional materials for our approval. MSS will pay distribution compensation to selling brokers in varying amounts which under normal circumstances are not expected to exceed 6% of purchase payments plus 0.75% of the contract value per year commencing one year after each purchase payment. MSS may from time to time pay additional compensation pursuant to promotional contests. Additionally, in some circumstances, MSS will provide reimbursement of certain sales and marketing expenses. MSS will pay the promotional agent for providing marketing support for the distribution of the contracts.

CONTRACT OWNER INQUIRIES

         Your inquiries should be directed to our Annuity Service Office mailing address at P.O. Box 9230, Boston, Massachusetts 02205-9230.

CONFIRMATION STATEMENTS

         You will be sent confirmation statements for certain transactions in your account. You should carefully review these statements to verify their accuracy. Any mistakes should immediately be reported to our Annuity Service Office. If you fail to notify our Annuity Service Office of any mistake within 60 days of the mailing of the confirmation statement, you will be deemed to have ratified the transaction.

LEGAL PROCEEDINGS

         There are no legal proceedings to which the Variable Account is a party or to which the assets of the Variable Account are subject. Neither we nor MSS are involved in any litigation that is of material importance to either, or that relates to the Variable Account.

YEAR 2000 ISSUES

         Like other business organizations and individuals, we would be adversely affected if our computer systems and those of our service providers do not properly process and calculate date-related information and data from and after January 1, 2000. We are completing an assessment of the Year 2000 impact on our systems and business processes. We believe that we will complete our Year 2000 project for all critical systems and processes by September 30, 1998, prior to any anticipated impact on the critical systems and processes

         The date on which we believe we will complete our Year 2000 project is based on our best estimates, based on numerous assumptions of future events. However, there can be no guarantee that our estimates will be achieved and actual results could differ materially from those anticipated. Specific factors that might cause such material differences include, but are not limited to, the availability and cost of personnel trained in this area, the ability to locate and correct all relevant computer code, and other similar uncertainties.

                                   APPENDIX A

                                  SPECIAL TERMS

        The following terms as used in this Prospectus have the indicated meanings:

        Accumulation Period - The period during which you make purchase payments to us.

        Accumulation Unit - A unit of measure that is used to calculate the value of the variable portion of the contract before the maturity date.

        Annuitant - Any natural person or persons whose life is used to determine the duration of annuity payments involving life contingencies. If the contract owner names more than one person as an "annuitant," the second person named shall be referred to as "co-annuitant." The "annuitant" and "co-annuitant" will be referred to collectively as "annuitant." The "annuitant" is as designated on the contract or certificate specification page or in the application, unless changed.

        Annuity Option - The method selected by the contract owner (or as specified in the contract if no selection is made) for annuity payments made by the Company.

        Annuity Service Office - The service office of the Company is P.O. Box 9230, Boston, Massachusetts 02205-9230.

        Annuity Unit - A unit of measure that is used after the maturity date to calculate variable annuity payments.

        Beneficiary - The person, persons or entity entitled to the death benefit under the contract upon the death of a contract owner or, in certain circumstances, an annuitant. The beneficiary is as specified in the application, unless changed. If there is a surviving contract owner, that person will be deemed the beneficiary. (See also "Successor Owner".)

        Certificate - The document issued to each owner which summarizes the rights and benefits of the owner under the contract.

        Contingent Beneficiary - The person, persons or entity to become the beneficiary if the beneficiary is not alive. The contingent beneficiary is as specified in the application, unless changed.

        Contract Anniversary - In the case of an individual annuity contract, the anniversary of the contract date. For a group contract, the anniversary of the date of issue of a certificate under the contract.

        Contract Date - In the case of an individual annuity contract, the date of issue of the contract. In the case of a group annuity contract, the effective date of participation under the group annuity contract as designated in the certificate specifications page.

        Contract Value - The total of the investment account values and, if applicable, any amount in the loan account attributable to the contract.

        Contract Year - The period of twelve consecutive months beginning on the contract date or any anniversary thereof.

        Debt - Any amounts in the loan account attributable to the contract plus any accrued loan interest. The loan provision is applicable to certain qualified contracts only.

        Due Proof of Death - Due Proof of Death is required upon the death of the contract owner or annuitant, as applicable. One of the following must be received at the Annuity Service Office within one year of the date of death:


        (a) A certified copy of a death certificate;
        (b) A certified copy of a decree of a court of competent jurisdiction as to the finding of death; or
        (c) Any other proof satisfactory to us.

Death benefits will be paid within 7 days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office.

        Fixed Annuity - An annuity option with payments which are predetermined and guaranteed as to dollar amount.

        General Account - All the assets of the Company other than assets in separate accounts.

        Group Holder - In the case of a group annuity contract, the person, persons or entity to whom the contract is issued.

        Investment Account - An account established by the Company which represents a contract owner's interest in an investment option prior to the maturity date.

        Investment Account Value - The value of a contract owner's investment in an investment account.

        Investment Options - The investment choices available to contract owners. Currently, there are forty-one variable and five fixed investment options under the contract.

        Loan Account - The portion of the general account that is used for collateral when a loan is taken.

        Market Value Charge - A charge that may be assessed if amounts are withdrawn or transferred from the three, five or seven year investment options prior to the end of the interest rate guarantee period.

        Maturity Date - The date on which annuity benefits commence. The maturity date is the date specified on the contract specifications page and is generally the first day of the month following the later of the annuitant's 85th birthday or the tenth contract anniversary, unless changed. See Appendix F for information on the Maturity Date for Ven 7 and Ven 8 contracts and Appendix G for information on the Maturity Date for Ven 3 and Ven 1 contracts.

        Net Purchase Payment - The purchase payment less the amount of premium tax.

        Non-Qualified Certificates - Certificates issued under non-qualified Contracts.

        Non-Qualified Contracts - Contracts which are not issued under qualified plans.

        Owner or Contract Owner - In the case of an individual contract, the person, persons (co-owner) or entity entitled to all of the ownership rights under the contract. In the case of a group annuity contract, the person, persons or entity named in a certificate and entitled to all of the ownership rights under the contract not expressly reserved to the group holder. The owner has the legal right to make all changes in contractual designations where specifically permitted by the contract. The owner is as specified in the application, unless changed. The maximum issue age is 85.

        Pay-out Period - The pay-out period is the period when we make annuity benefit payments to you.

        Portfolio or Trust Portfolio - A separate investment portfolio of the Trust, a mutual fund in which the Variable Account invests, or of any successor mutual fund.

        Purchase Payment - An amount paid by a contract owner to the Company as consideration for the benefits provided by the contract.

        Qualified Certificates - Certificates issued under qualified contracts.

        Qualified Contracts - Contracts issued under qualified plans.

        Qualified Plans - Retirement plans which receive favorable tax treatment under Section 401, 403, 408, 408A or 457 of the Internal Revenue Code of 1986, as amended.

        Separate Account - A segregated account of the Company that is not commingled with the Company's general assets and obligations.

        Sub-Account(s) - One or more of the sub-accounts of the Variable Account. Each sub-account is invested in shares of a different portfolio.

        Successor Owner - The person, persons or entity to become the owner if the owner dies prior to the Maturity Date. The successor owner is as specified in the application, unless changed. If no Successor Owner is designated or the Successor Owner dies before the Owner, the Owner's estate is the Successor Owner. (See also "Beneficiary").

        Valuation Date - Any date on which the New York Stock Exchange is open for business and the net asset value of a Trust portfolio is determined.

        Valuation Period - Any period from one valuation date to the next, measured from the time on each such date that the net asset value of each portfolio is determined.

        Variable Account - The Variable Account, which is a separate account of the Company.

        Variable Annuity - An annuity option with payments which: (1) are not predetermined or guaranteed as to dollar amount, and (2) vary in relation to the investment experience of one or more specified sub-accounts.

                                   APPENDIX B

                      TABLE OF ACCUMULATION UNIT VALUES FOR
                     CONTRACTS DESCRIBED IN THIS PROSPECTUS+

                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                             UNIT VALUE              UNIT VALUE           NUMBER OF UNITS         NUMBER OF UNITS
SUB-ACCOUNT                AT START OF YEAR*       AT END OF YEAR          AT END OF YEAR          AT END OF YEAR
----------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
  1997.....................  $12.500000             $  8.180904              461,452.138             74,344.781
  1998.....................    8.180904                7.695249              755,538.125            157,041.182
Science & Technology
  1997.....................  $12.500000              $13.647195            1,643,020.899            385,384.991
  1998.....................   13.647195               14.381705            1,766,701.306            733,336.652
International Small Cap
  1996.....................  $12.500000              $13.493094            2,508,877.311            265,493.981
  1997.....................   13.493094               13.410016            3,471,789.485            411,567.524
  1998.....................   13.410016               14.792077            3,364,323.347            445,595.774
Aggressive Growth
  1997.....................  $12.500000              $12.327066            1,855,271.120            347,682.217
  1998.....................   12.327066               12.680777            2,204,988.070            413,146.923
Emerging Small Company
  1997.....................  $12.500000              $14.574077            1,261,104.634            211,397.254
  1998.....................   14.574077               14.381705            1,766,701.306            346,289.470
Mid Cap Growth
  1996.....................  $12.500000              $13.215952            4,970,485.965            684,451.580
  1997.....................   13.215952               15.020670            7,199,403.308          1,150,785.107
  1998.....................   15.020670               19.002856            8,705,899.524          1,409,072.931
Overseas
  1995.....................  $10.000000              $10.554228            2,338,302.067            403,796.120
  1996.....................   10.554228               11.718276            6,224,551.234            783,705.750
  1997.....................   11.718276               11.545714            7,490,974.192          1,064,531.666
  1998.....................   11.545714               12.290162            7,846,958.079          1,111,741.652
International Stock
  1997.....................  $12.500000              $12.652231            1,311,720.798            204,655.753
  1998.....................   12.652231               14.337171            1,682,421.588            309,081.617
Mid Cap Blend
  1994.....................  $14.381312              $14.786831              891,587.416            156,302.930
  1995.....................   14.786831               20.821819            5,881,806.714            761,321.040
  1996.....................   20.821819               24.664354           12,141,813.159          1,637,731.552
  1997.....................   24.664354               29.002593           13,343,419.201          1,935,946.769
  1998.....................   29.002593               31.289551           13,823,427.732          2,089,408.090
Small Company Value
  1997.....................  $12.500000              $11.898363              620,681.436             59,637.804
  1998.....................   11.898363               11.178700            2,716,433.485            363,594.336
Global Equity
  1994.....................  $16.715126              $15.500933              951,915.210            171,668.821
  1995.....................   15.500933               16.459655            3,472,776.106            583,284.547
  1996.....................   16.459655               18.276450            6,625,243.867            923,612.249
  1997.....................   18.276450               21.770913            8,196,104.137          1,299,904.123
  1998.....................   21.770913               24.098970            9,225,007.542          1,410,900.881

                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                             UNIT VALUE              UNIT VALUE          NUMBER OF UNITS         NUMBER OF UNITS
SUB-ACCOUNT                AT START OF YEAR*       AT END OF YEAR         AT END OF YEAR          AT END OF YEAR
----------------------------------------------------------------------------------------------------------------
Growth
  1996.....................   $12.500000             $13.727312            1,629,270.725            252,538.943
  1997.....................    13.727312              16.968111            3,610,591.057            639,712.776
  1998.....................    16.968111              20.739989            4,904,765.089          1,046,714.538
Large Cap Growth
  1994.....................   $12.538660             $12.381395              202,014.859             41,051.814
  1995.....................    12.381395              14.990551              963,754.656            102,929.895
  1996.....................    14.990551              16.701647            1,725,531.634            162,245.394
  1997.....................    16.701647              19.614359            1,842,826.443            188,134.226
  1998.....................    19.614359              23.040505            2,032,060.452            207,714.978
Quantitative Equity
  1997.....................   $12.500000             $16.107191              634,340.601            215,077.482
  1998.....................    16.107191              20.068624            1,177,427.311            600,960.185
Blue Chip Growth
  1994.....................   $ 8.699511             $ 8.837480              427,027.154             67,651.751
  1995.....................     8.837480              11.026969            3,534,123.332            532,417.987
  1996.....................    11.026969              13.688523            7,508,607.872          1,036,815.886
  1997.....................    13.688523              17.134232           11,974,571.122          2,075,335.712
  1998.....................    17.134232              21.710674           15,628,004.547          3,273,092.167
Real Estate Securities
  1997.....................   $12.500000             $14.949140              961,596.983            145,941.281
  1998.....................    14.949140              12.317190            1,341,124.477            239,992.320
Value
  1997.....................   $12.500000             $15.057118            2,974,221.078            477,917.950
  1998.....................    15.057118              14.591878            4,657,068.062            850,683.716
Growth and Income
  1994.....................   $13.239339             $13.076664              675,761.489            147,028.139
  1995.....................    13.076664              16.660889            4,936,977.686            916,107.230
  1996.....................    16.660889              20.178770           11,948,147.164          2,035,385.742
  1997.....................    20.178770              26.431239           17,029,624.733          3,295,978.088
  1998.....................    26.431239              32.976967           21,547,089.791          4,330,884.038
Equity-Income
  1994.....................   $11.375744             $11.107620              747,374.695            147,434.130
  1995.....................    11.107620              13.548849            4,453,647.654            816,934.091
  1996.....................    13.548849              16.011513           12,141,813.159          1,486,734.204
  1997.....................    16.011513              20.479412           13,420,571.870          2,237,941.970
  1998.....................    20.479412              22.054902           15,001,075.906          2,680,312.794
Income & Value
  1994.....................   $12.522239             $12.396295              462,460.272             98,925.767
  1995.....................    12.396295              14.752561            2,139,216.556            312,206.344
  1996.....................    14.752561              15.995076            3,599,312.544            518,913.471
  1997.....................    15.995076              18.276161            3,631,403.547            675,599.424
  1998.....................    18.276161              20.742457            3,813,045.822            696,068.359
Balanced
  1997.....................   $12.500000             $14.609853              761,001.508            102,157.738
  1998.....................    14.609853              16.459454            2,088,848.755            363,163.201
High Yield
  1997.....................   $12.500000             $13.890491            1,854,776.096            338,419.694
  1998.....................    13.890491              14.078376            3,005,790.085          1,031,379.259

                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                             UNIT VALUE              UNIT VALUE          NUMBER OF UNITS         NUMBER OF UNITS
SUB-ACCOUNT                AT START OF YEAR*       AT END OF YEAR         AT END OF YEAR          AT END OF YEAR
----------------------------------------------------------------------------------------------------------------
Strategic Bond
  1994.....................  $10.192707             $  9.965972              191,924.981             17,448.655
  1995.....................    9.965972               11.716972            1,392,653.448            276,219.578
  1996.....................   11.716972               13.250563            4,418,383.860            696,578.665
  1997.....................   13.250563               14.500997            6,763,049.841          1,080,748.752
  1998.....................   14.500997               14.486687            7,710,787.567          1,416,430.202
Global Bond
  1994....................   $14.734788              $14.630721              194,131.021             46,005.023
  1995....................    14.630721               17.772344              952,156.169            117,694.301
  1996....................    17.772344               19.803954            1,613,888.548            194,577.024
  1997....................    19.803954               20.104158            1,767,579.789            242,752.181
  1998....................    20.104158               21.333144            1,753,775.159            224,934.824
Investment Quality Bond
  1994.....................  $14.307698              $14.216516              128,932.292             15,254.616
  1995.....................   14.216516               16.751499              889,906.187            118,436.044
  1996.....................   16.751499               16.943257            1,828,328.994            276,418.440
  1997.....................   16.943257               18.336912            2,353,565.854            407,957.213
  1998.....................   18.336912               19.660365            3,418,019.452            713,485.329
Diversified Bond
  1994.....................  $12.478545              $12.298940              128,525.165             33,929.162
  1995.....................   12.298940               14.320582              716,489.411            127,957.567
  1996.....................   14.320582               15.113142            1,281,095.343            174,512.432
  1997.....................   15.113142               16.607511            1,606,748.573            214,321.762
  1998.....................   16.607511               18.125951            1,593,867.820            287,507.011
U.S. Government Securities
  1994.....................  $14.188969              $14.111357              231,053.897             14,981.455
  1995.....................   14.111357               16.083213            1,744,509.872            136,450.591
  1996.....................   16.083213               16.393307            2,512,596.677            299,784.238
  1997.....................   16.393307               17.535478            2,636,669.504            377,170.452
  1998.....................   17.535478               18.587049            3,474,578.886            595,649.153
Money Market
  1994.....................  $13.453100              $13.623292              870,982.381             57,620.649
  1995.....................   13.623292               14.190910            3,204,791.061            218,876.370
  1996.....................   14.190910               14.699636            5,629,209.351            436,831.126
  1997.....................   14.699636               15.241915            8,474,412.668            751,417.909
  1998.....................   15.241915               15.794513           10,765,582.009          1,464,550.126
Lifestyle Aggressive 1000
  1997.....................  $12.500000              $13.669625            1,463,426.964            621,262.575
  1998.....................   13.669625               14.134419            2,230,662.753            506,567.762
Lifestyle Growth 820
  1997.....................  $12.500000              $14.033299            6,430,704.073          1,246,305.915
  1998.....................   14.033299               14.696667           10,008,771.513          2,128,963.458
Lifestyle Balanced 640
  1997.....................  $12.500000              $14.066417            5,943,640.615            964,581.576
  1998.....................   14.066417               14.664362           10,319,807.162          2,042,016.557
Lifestyle Moderate 460
  1997.....................  $12.500000              $14.016704            1,534,133.462            245,410.54
  1998.....................   14.016704               15.171965            3,266,162.755            715,352.758

                                                                        INDIVIDUAL CONTRACT       GROUP CONTRACT
                             UNIT VALUE              UNIT VALUE          NUMBER OF UNITS         NUMBER OF UNITS
SUB-ACCOUNT                AT START OF YEAR*       AT END OF YEAR         AT END OF YEAR          AT END OF YEAR
----------------------------------------------------------------------------------------------------------------
Lifestyle Conservative 280
  1997.....................  $12.500000              $13.825120              600,120.072            129,160.895
  1998.....................   13.825120               15.025549            1,754,059.436            450,163.851
Merrill Lynch Special Value Focus
  1997.....................  $12.500000              $27.655848                3,107.949              5,349.303
  1998.....................   27.655848               25.494200               23,981.023             14,178.088
Merrill Lynch Basic Value Focus
  1997.....................  $12.500000              $15.792005               14,893.523              6,541.426
  1998.....................   15.792005               17.018200               92,740.889             74,371.966
Merrill Lynch Developing Capital Markets Focus
  1997.....................  $12.500000             $  9.191866                2,694.632                763.637
  1998.....................    9.191866                6.389100               29,568.171              4,390.133

+For the TABLE OF ACCUMULATION UNIT VALUES for Ven 7 and Ven 8 contracts see Appendix F and for Ven 3 and Ven 1 contracts see Appendix G.

*Units under these series of contracts were first credited under the sub-accounts on August 9, 1994, except in the case of:

- International Growth and Income Trust where units were first credited on January 9, 1995,
- Mid Cap Growth and International Small Company Trusts where units were first credited on March 4, 1996,
-   Growth Trust where units were first credited on July 15, 1996,
- Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,
- Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460 and Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,
- Small Company Value Trust where units were first credited on October 1, 1997; and
- Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund were units were first credited on October 13, 1997.

                                   APPENDIX C

EXAMPLES OF CALCULATION OF WITHDRAWAL CHARGE*

EXAMPLE 1 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are no partial withdrawals. The table below illustrates four examples of the withdrawal charges that would be imposed if the contract is completely withdrawn, based on hypothetical contract values.



                                                                                                WITHDRAWAL
                        HYPOTHETICAL               FREE                                           CHARGE
    CONTRACT              CONTRACT              WITHDRAWAL           PAYMENTS           -------------------------
      YEAR                 VALUE                  AMOUNT            LIQUIDATED          PERCENT            AMOUNT
-----------------------------------------------------------------------------------------------------------------
        2                  55,000                 5,000(a)            50,000              6%                3,000
        4                  50,500                 5,000(b)            45,500              5%                2,275
        6                  60,000                10,000(c)            50,000              3%                1,500
        8                  70,000                20,000(d)            50,000              0%                    0
----------

(a) During any contract year the free withdrawal amount is the greater of accumulated earnings, or 10% of the total payments made under the contract less any prior partial withdrawals in that contract year. In the second contract year the earnings under the contract and 10% of payments both equal $5,000. Consequently, on total withdrawal $5,000 is withdrawn free of the withdrawal charge, the entire $50,000 payment is liquidated and the withdrawal charge is assessed against such liquidated payment (contract value less free withdrawal amount).

(b) In the example for the fourth contract year, the accumulated earnings of $500 is less than 10% of payments, therefore the free withdrawal amount is equal to 10% of payments ($50,000 X 10% = $5,000) and the withdrawal charge is only applied to payments liquidated (contract value less free withdrawal amount).

(c) In the example for the sixth contract year, the accumulated earnings of $10,000 is greater than 10% of payments ($5,000), therefore the free withdrawal amount is equal to the accumulated earnings of $10,000 and the withdrawal charge is applied to the payments liquidated (contract value less free withdrawal amount).

(d) There is no withdrawal charge on any payments liquidated that have been in the contract for at least 7 years.

EXAMPLE 2 - Assume a single payment of $50,000 is made into the contract, no transfers are made, no additional payments are made and there are a series of four partial withdrawals made during the third contract year of $2,000, $5,000, $7,000, and $8,000.

                                                                                                 WITHDRAWAL
       HYPOTHETICAL                                  FREE                                          CHARGE
        CONTRACT         PARTIAL WITHDRAWAL       WITHDRAWAL         PAYMENTS           --------------------------
         VALUE                REQUESTED             AMOUNT          LIQUIDATED          PERCENT             AMOUNT
------------------------------------------------------------------------------------------------------------------
         65,000                 2,000             15,000(a)                0               5%                   0
         49,000                 5,000              3,000(b)            2,000               5%                 100
         52,000                 7,000              4,000(c)            3,000               5%                 150
         44,000                 8,000                  0(d)            8,000               5%                 400
----------

(a) The free withdrawal amount during any contract year is the greater of the contract value less the unliquidated payments (accumulated earnings), or 10% of payments less 100% of all prior withdrawals in that contract year. For the first example, accumulated earnings of $15,000 is the free withdrawal amount since it is greater than 10% of payments less prior withdrawals ($5,000-0). The amount requested ($2,000) is less than the free withdrawal amount so no payments are liquidated and no withdrawal charge applies.

(b) The contract has negative accumulated earnings ($49,000-$50,000), so the free withdrawal amount is limited to 10% of payments less all prior withdrawals. Since $2,000 has already been withdrawn in the current contract year, the remaining free withdrawal amount during the third contract year is $3,000. The $5,000 partial withdrawal will consist of $3,000 free of withdrawal charge, and the remaining $2,000 will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $48,000.

(c) The contract has increased in value to $52,000. The unliquidated payments are $48,000 so the accumulated earnings are $4,000, which is greater than 10% of payments less prior withdrawals ($5,000-$2,000-$5,000<0). Hence the free withdrawal amount is $4,000.
        Therefore, $3,000 of the $7,000 partial withdrawal will be subject to a withdrawal charge and result in payments being liquidated. The remaining unliquidated payments are $45,000.

(d) The free withdrawal amount is zero since the contract has negative accumulated earnings ($44,000-$45,000) and the full 10% of payments ($5,000) has already been withdrawn. The full amount of $8,000 will result in payments being liquidated subject to a withdrawal charge. At the beginning of the next contract year the full 10% of payments would be available again for withdrawal requests during that year.

*Examples do not illustrate withdrawal charges applicable to Ven 7, Ven 8, Ven 3 or Ven 1 contracts.

                                   APPENDIX D

                               STATE PREMIUM TAXES

        Premium taxes vary according to the state and are subject to change. In many jurisdictions there is no tax at all. For current information, a tax advisor should be consulted.

                                                       TAX RATE

                                               QUALIFIED       NON-QUALIFIED
STATE                                          CONTRACTS         CONTRACTS

CALIFORNIA...............................        0.50%             2.35%
DISTRICT OF COLUMBIA.....................        2.25%             2.25%
KENTUCKY.................................        2.00%             2.00%
MAINE....................................        0.00%             2.00%
NEVADA...................................        0.00%             3.50%
PUERTO RICO..............................        1.00%             1.00%
SOUTH DAKOTA*............................        0.00%             1.25%
WEST VIRGINIA............................        1.00%             1.00%
WYOMING..................................        0.00%             1.00%

* Premium tax paid upon receipt of premium (no tax at annuitization if tax paid on premium at issue)

                                   APPENDIX E

PENNSYLVANIA MAXIMUM MATURITY AGE

For all certificates issued in Pennsylvania on or after August 9, 1994 the maximum maturity age based upon the issue age of the annuitant is as follows:

                    ISSUE AGE           MAXIMUM MATURITY AGE
                   -----------          --------------------
                    70 or less                   85
                    71 - 75                      86
                    76 - 80                      88
                    81 - 85                      90
                    86 - 90                      93
                    91 - 93                      96
                    94 - 95                      98
                    96 - 97                      99
                    98 - 99                     101
                    100 -101                    102
                    102                         103
                    103                         104
                    104                         105
                    105                         106

     It is required that the annuitant exercise a settlement annuity option no later that the maximum maturity age stated above. For example an annuitant age 60 at issue must exercise a settlement option prior to the attainment of age
86. The Company will use the issue age of the youngest named annuitant in the determination of the required settlement option date.

     If certificates are issued with the annuitants over age 84, a withdrawal charge could be imposed if they terminate the certificate rather than elect a settlement option upon attainment of the maximum maturity age. This is a result of the restrictions by Pennsylvania in combination with the 7-year withdrawal charge schedule of the certificate.

                                   APPENDIX F

                            VEN 7 AND VEN 8 CONTRACTS

        The Company has a class of variable annuity contract which is no longer being issued, except in the states of Oregon and Maryland, but under which purchase payments may continue to be made ("Ven 7 contracts"), which were sold during the period from August, 1989 until February, 1995. The Company also has a class of variable annuity contract which is no longer being issued but under which purchase payments may continue to be made ("Ven 8 contracts") which were sold during the period from September, 1992 until February, 1995. Ven 7 contracts and Ven 8 contracts are collectively referred to as "prior contracts."

        The principal differences between the contract offered by this Prospectus and the prior contracts relate to the investment options available under the contracts, a minimum interest rate to be credited for any guarantee period under the fixed portion of the contracts, the charges made by the Company and the death benefit provisions.

INVESTMENT OPTIONS

        The investment options under the prior contracts differ as follows from the investment options described in this Prospectus. The prior contracts do not allow for investments in the five and seven year fixed account investments options. The prior contracts allow investments in a six year fixed account investment option not available under the contract offered by this Prospectus. The prior contracts do not provide the Company the authority to offer additional fixed account investment options for any yearly period from two to ten years. The portfolios of Merrill Variable Funds are not available for investment for Ven 8 contract owners.

FIXED ACCOUNT MINIMUM INTEREST GUARANTEE

        The minimum interest rate to be credited for any guarantee period under the fixed portion of the prior contracts is 4%. If a withdrawal is deferred for more than 30 days, we will pay interest on the amount deferred at a rate not less than 4% per year (or a higher rate if required by applicable law).

MARKET VALUE CHARGE

        For purposes of calculating the market value adjustment factor (see "FIXED ACCOUNT INVESTMENT OPTIONS - Market Value Charge") the maximum difference between "B" and "A" will be 3% under the prior contracts. The adjustment factor will never be greater than 2x(A-4%) and never less than zero. ("A" is the guaranteed interest rate on the investment account. "B" is the guaranteed interest rate available, on the date the request is processed, for amounts allocated to a new investment account with the same length of guarantee period as the investment account from which the amounts are being withdrawn.)

        There will be no market value charge on withdrawals from the fixed account investment options in the following situations: (a) death of the annuitant; (b) amounts withdrawn to pay fees or charges; (c) amounts applied at the maturity date to purchase an annuity as provided in the contract; (d) amounts withdrawn from three and six year investment accounts within one month prior to the end of the guarantee period; and (e) amounts withdrawn in any year that do not exceed 10% of total purchase payments less any prior partial withdrawals in that contract year.

        Notwithstanding application of the market value adjustment factor formula, in no event will the market value charge (i) exceed the earnings attributable to the amount withdrawn from an investment account, (ii) together with any withdrawal charges for an investment account be greater than 10% of the amount transferred or withdrawn, or (iii) reduce the amount payable on withdrawal or transfer below the amount required under the nonforfeiture laws of the state with jurisdiction over the contract. The cumulative effect of the market value and withdrawal charges (or the effect of the withdrawal charge itself) could, however, result in an owner receiving total withdrawal proceeds of less than the owner's investment in the contract.

WITHDRAWAL CHARGES

        The withdrawal charges under the prior contracts differ from the withdrawal charges described in this Prospectus.

Prior Contracts Withdrawal Charge

        The withdrawal charge assessed under the prior contracts is as follows:

        If a withdrawal is made from the contract by an owner before the maturity date, a withdrawal charge (contingent deferred sales charge) may be assessed against amounts withdrawn attributable to purchase payments that have been in the contract for the owner less than six complete contract years. There is never a withdrawal charge with respect to earnings accumulated in the contract, certain other free withdrawal amounts described below or purchase payments that have been in the contract more than six complete contract years. In no event may the total withdrawal charges exceed 6% of the total purchase payments. The amount of the withdrawal charge and when it is assessed is discussed below:

        1. Each withdrawal is allocated first to the "free withdrawal amount" and second to "unliquidated purchase payments." In any contract year, the free withdrawal amount for that year is the greater of (1) the excess of the contract value on the date of withdrawal over the unliquidated purchase payments (the accumulated earnings on the contract) or (2) 10% of total purchase payments less any prior partial withdrawals in that contract year. Withdrawals allocated to the free withdrawal amount may be withdrawn without the imposition of a withdrawal charge.

        2. If an owner makes a withdrawal for an amount in excess of the free withdrawal amount, the excess will be allocated to purchase payments which will be liquidated on a first-in first-out basis. On any withdrawal request, the Company will liquidate purchase payments equal to the amount of the withdrawal request which exceeds the free withdrawal amount in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated.

        3. Each purchase payment or portion thereof liquidated in connection with a withdrawal request is subject to a withdrawal charge based on the length of time the purchase payment has been in the contract. The amount of the withdrawal charge is calculated by multiplying the amount of the purchase payment being liquidated by the applicable withdrawal charge percentage obtained from the table below.

                  NUMBER OF COMPLETE YEARS                 WITHDRAWAL CHARGE
                PURCHASE PAYMENT IN CONTRACT                  PERCENTAGE

                             0                                    6%
                             1                                    6%
                             2                                    5%
                             3                                    4%
                             4                                    3%
                             5                                    2%
                             6+                                   0%

        The total withdrawal charge will be the sum of the withdrawal charges for the purchase payments being liquidated.

        4. The withdrawal charge is deducted from the contract value remaining after the owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. In the case of a partial withdrawal, the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge and market value charge.

        5. There is generally no withdrawal charge on distributions made as a result of the death of the annuitant or owner and no withdrawal charges are imposed on the maturity date if the owner annuitizes as provided in the contract.

ADMINISTRATION FEES

        The prior contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Prior Contracts Death Benefit Provisions

        The provisions governing the death benefit prior to the maturity date under the prior contracts are as follows:

        Death of Annuitant who is not the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is not the annuitant and the annuitant dies before the owner and before the maturity date. If there is more than one such annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant. The minimum death benefit will be paid either as a lump sum or in accordance with any of the annuity options available under the contract. An election to receive the death benefit under an annuity option must be made within 60 days after the date on which the death benefit first becomes payable. Rather than receiving the minimum death benefit, the beneficiary may elect to continue the contract as the new owner. (In general, a beneficiary who makes such an election will nonetheless be treated for Federal income tax purposes as if he or she had received the minimum death benefit.)

        Death of Annuitant who is the Owner. The Company will pay the minimum death benefit, less any debt, to the beneficiary if the owner is the annuitant, dies before the maturity date and is not survived by a co-annuitant. If the contract is a non-qualified contract, the owner is the annuitant and the owner dies before the maturity date survived by a co-annuitant, the Company, instead of paying the minimum death benefit to the beneficiary, will pay to the successor owner an amount equal to the amount payable on total withdrawal without reduction for any withdrawal charge. If the contract is a non-qualified contract, distribution of the minimum death benefit to the beneficiary (or of the amount payable to the successor owner) must be made within five years after the owner's death. If the beneficiary or successor owner, as appropriate, is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the beneficiary (or the successor owner, as appropriate) or over a period not in excess of the life expectancy of the beneficiary (or the successor owner, as appropriate). If the owner's spouse is the beneficiary (or the successor owner, as appropriate) that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

        Death of Owner who is not the Annuitant. If the owner is not the annuitant and dies before the maturity date and before the annuitant, the successor owner will become the owner of the contract. If the contract is a non-qualified contract, an amount equal to the amount payable on total withdrawal, without reduction for any withdrawal charge, will be paid to the successor owner. Distribution of the amount to the successor owner must be made within five years of the owner's death. If the successor owner is an individual, in lieu of distribution within five years of the owner's death, distribution may be made as an annuity which begins within one year of the owner's death and is payable over the life of the successor owner (or over a period not greater than the successor owner's life expectancy). If the owner's spouse is the successor owner, that spouse may elect to continue the contract as the new owner in lieu of receiving the distribution. In such a case, the distribution rules applicable when an owner dies generally will apply when that spouse, as the owner, dies.

        For purposes of these death benefit provisions applicable on an owner's death (whether or not such owner is an annuitant), if a non-qualified contract has more than one individual owner, death benefits must be paid as provided in the prior contract upon the death of any such owner. If both owners are individuals, the distributions will be made to the remaining owner rather than to the successor owner.

        Entity as Owner. In the case of a non-qualified contract where the owner is not an individual (for example, the owner is a corporation or a trust), the special rules stated in this paragraph apply. For purposes of distributions of death benefits before the maturity date, any annuitant will be treated as the owner, and a change in the annuitant or any co-annuitant shall be treated as the death of the owner. In the case of distributions which result from a change in an annuitant when the annuitant does not actually die, the amount distributed will be reduced by charges which would otherwise apply upon withdrawal.

        If a non-qualified contract has both an individual and a non-individual owner, death benefits must be paid as provided in the prior contract upon the death of any annuitant, a change in any annuitant, or the death of any individual owner, whichever occurs earlier.

        The minimum death benefit during the first six contract years will be equal to the greater of: (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

        Death benefits will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

OTHER CONTRACT PROVISIONS

Contract Maturity Date

        Under the prior contracts, the maturity date is the later of the first day of the month following the 85th birthday of the annuitant or the sixth contract anniversary. The prior contracts allow the owner to specify a different maturity date at any time by written request at least one month before both the previously specified and the new maturity date. The new maturity date must be the first day of a month no later than the first day of the month following the 85th birthday of the annuitant.

Annuity Tables Assumed Interest Rate

        A 4% assumed interest rate is built into the annuity tables in the prior contracts used to determine the first variable annuity payment to be made under that contract.

Beneficiary

        Under the prior contracts certain provisions relating to beneficiary are as follows:

        The beneficiary is the person, persons or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

Ownership

        Under the Ven 8 contracts, certain provisions relating to ownership are as follows:

        The contract is owned by the group holder. However, all contract rights and privileges not expressly reserved to the group holder may be exercised by each owner as to his or her interests as specified in his or her certificate. Prior to the maturity date, an owner is the person designated in an application or as subsequently named. On and after a certificate's maturity date, the annuitant is the owner and after the death of the annuitant, the beneficiary is the owner.

        In the case of non-qualified contracts, ownership of the contract may be changed at any time. In the case of non-qualified certificates, an owner may assign his or her interest in the contract during the lifetime of the annuitant prior to the maturity date, subject to the rights of any irrevocable beneficiary. Assigning a contract or interest therein, or changing the ownership of a contract or certificate, may be treated as a distribution of all or a portion of the contract value for Federal tax purposes. Any change of ownership or assignment must be made in writing. Any change must be approved by the Company. Any assignment and any change, if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before a change is approved or assignment is accepted or responsibility for the validity or sufficiency of any assignment.

Modification

        The Ven 8 contract does not include "free withdrawal percentage" among contract terms the Company is authorized to change on 60 days' notice to the group holder.

GUARANTEED RETIREMENT INCOME PROGRAM

        The Guaranteed Retirement Income Program is not available for Ven 7 and Ven 8 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 7 Contracts

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets
  1997..............................              $12.500000            $  8.180904                202,690.129
  1998..............................                8.180904               7.695249                257,642.215
Science & Technology
  1997..............................              $12.500000             $13.647195              1,305,934.962
  1998..............................               13.647195              19.287390              1,617,336.664
International Small Cap
  1996..............................              $12.500000             $13.493094                  3,114,351
  1997..............................               13.493094              13.410016              2,651,586.537
  1998..............................               13.410016              14.792077              2,163,174.786
Aggressive Growth
  1997..............................              $12.500000             $12.327066              1,038,009.080
  1998..............................               12.327066              12.680777              1,062,500.981
Emerging Small Company
  1997..............................              $12.500000             $14.574077                901,316.946
  1998..............................               14.574077              14.381705                790,646.519
Mid Cap Growth
  1996..............................              $12.500000             $13.215952                  5,250,942
  1997..............................               13.215952              15.020670              5,346,448.712
  1998..............................               15.020670              19.002856              5,016,440.634
Overseas
  1995..............................              $10.000000             $10.554228                  4,340,859
  1996..............................               10.554228              11.718276                  6,310,744
  1997..............................               11.718276              11.545714              5,349,536.965
  1998..............................               11.545714              12.290162              4,432,702.921
International Stock
  1997..............................              $12.500000             $12.652231                767,902.981
  1998..............................               12.652231              14.337171                872,309.188
Mid Cap Blend
  1989..............................              $ 9.695125             $12.208846                  1,443,222
  1990..............................               12.208846              10.618693                  1,044,365
  1991..............................               10.618693              12.349952                  3,238,479
  1992..............................               12.349952              13.143309                 10,082,924
  1993..............................               13.143309              15.075040                 18,691,511
  1994..............................               15.075040              14.786831                 27,046,973
  1995..............................               14.786831              20.821819                 31,264,936
  1996..............................               20.821819              24.664354                 30,156,559
  1997..............................               24.664354              29.002593             25,510,715.815
  1998..............................               29.002593              31.289551             21,305,320.808
Small Company Value
  1997..............................              $12.500000             $11.898363                476,303.358
  1998..............................               11.898363              11.178700              1,076,348.860

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Global Equity
  1989..............................              $10.038462             $12.259530                  1,599,855
  1990..............................               12.259530              10.827724                  3,216,667
  1991..............................               10.827724              12.044260                  4,968,734
  1992..............................               12.044260              11.790318                  7,560,807
  1993..............................               11.790318              15.450341                 18,493,192
  1994..............................               15.450341              15.500933                 28,273,754
  1995..............................               15.500933              16.459655                 25,947,632
  1996..............................               16.459655              18.276450                 23,363,742
  1997..............................               18.276450              21.770913             21,385,412.929
  1998..............................               21.770913              24.098970             18,732,868.459
Growth
  1996..............................              $12.500000             $13.727312                  1,704,337
  1997..............................               13.727312              16.968111              2,322,586.639
  1998..............................               16.968111              20.739989              2,680,920.564
Large Cap Growth
  1989..............................              $10.000000             $ 9.824046                  7,476,667
  1990..............................                9.824046               8.982210                  3,434,253
  1991..............................                8.982210              10.891189                  5,038,265
  1992..............................               10.891189              11.623893                  6,990,120
  1993..............................               11.623893              12.642493                  8,147,578
  1994..............................               12.642493              12.381395                  9,915,078
  1995..............................               12.381395              14.990551                  9,004,834
  1996..............................               14.990551              16.701647                  7,824,895
  1997..............................               16.701647              19.614359              6,709,014.040
  1998..............................               19.614359              23.040505              5,731,041.572
Quantitative Equity
  1997..............................              $12.500000             $16.107191                445,182.268
  1998..............................               16.107191              20.068624                665,281.935
Blue Chip Growth
  1992..............................              $10.000000             $ 9.923524                  2,614,367
  1993..............................                9.923524               9.413546                  8,733,734
  1994..............................                9.413546               8.837480                 12,682,151
  1995..............................                8.837480              11.026969                 16,013,892
  1996..............................               11.026969              13.688523                 16,253,601
  1997..............................               13.688523              17.134232             17,295,177.170
  1998..............................               17.134232              21.710674             17,573,508.266
Real Estate Securities
  1997..............................              $12.500000             $14.949140                686,708.699
  1998..............................               14.949140              12.317190                754,054.780
Value
  1997..............................              $12.500000             $15.057118              1,318,055.200
  1998..............................               15.057118              14.591878              1,527,294.910

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Growth and Income
  1991..............................              $10.874875             $10.973500                  3,689,377
  1992..............................               10.973500              11.927411                  8,573,365
  1993..............................               11.927411              12.893007                 16,816,664
  1994..............................               12.893007              13.076664                 22,827,949
  1995..............................               13.076640              16.660889                 25,312,482
  1996..............................               16.660889              20.178770                 26,519,026
  1997..............................               20.178770              26.431239             26,673,244.207
  1998..............................               26.431239              32.976967             25,345,937.545
Equity-Income
  1993..............................              $10.000000             $11.175534                  5,061,871
  1994..............................               11.175534              11.107620                 13,006,071
  1995..............................               11.107620              13.548849                 16,254,844
  1996..............................               13.548849              16.011513                 17,199,292
  1997..............................               16.011513              20.479412             17,462,811.390
  1998..............................               20.479412              22.054902             15,497,119.733
Income & Value
  1989..............................              $10.000000             $ 9.973206                  2,137,590
  1990..............................                9.973206               9.221559                 11,521,935
  1991..............................                9.221559              11.023964                 15,739,307
  1992 .............................               11.023964              11.772128                 21,949,044
  1993..............................               11.772128              12.775798                 30,338,231
  1994..............................               12.775798              12.396295                 31,579,176
  1995..............................               12.396295              14.752561                 28,508,685
  1996..............................               14.752561              15.995076                 23,443,602
  1997..............................               15.995076              18.276161             19,090,743.242
  1998..............................               18.276161              20.742457             16,167,380.942
Balanced
  1997..............................              $12.500000             $14.609853                277,653.746
  1998..............................               14.609853              16.459454                628,355.898
High Yield
  1997..............................              $12.500000             $13.890491                948,500.843
  1998..............................               13.890491              14.078376              1,368,850.143
Strategic Bond
  1993..............................              $10.000000             $10.750617                  3,628,986
  1994..............................               10.750617               9.965972                  6,059,065
  1995..............................                9.965972              11.716972                  6,153,987
  1996..............................               11.716972              13.250563                  7,575,451
  1997..............................               13.250563              14.500997              8,237,089.984
  1998..............................               14.500997              14.486687              7,209,536.107
Global Bond
  1989..............................              $10.097842             $10.404562                    300,163
  1990..............................               10.404562              11.642912                    503,123
  1991..............................               11.642912              13.302966                  1,406,253
  1992..............................               13.302966              13.415849                  3,990,936
  1993..............................               13.415849              15.741586                  9,235,552
  1994..............................               15.741586              14.630721                 10,820,359
  1995..............................               14.630721              17.772344                  9,377,776
  1996..............................               17.772344              19.803954                  8,200,560
  1997..............................               19.803954              20.104158              6,513,293.863
  1998..............................               20.104158              21.333144              5,273,156.315

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Investment Quality Bond
  1989..............................              $10.937890             $12.008936                  1,924,256
  1990..............................               12.008936              11.517610                    226,591
  1991..............................               11.517610              13.183268                  1,133,721
  1992..............................               13.183268              13.936240                  2,633,165
  1993..............................               13.936240              15.118716                  4,666,274
  1994..............................               15.118716              14.216516                  5,662,391
  1995..............................               14.216516              16.751499                  5,445,294
  1996..............................               16.751499              16.943257                  4,762,551
  1997..............................               16.943257              18.336912              4,300,212.219
  1998..............................               18.336912              19.660365              4,399,381.497
Diversified Bond
  1989..............................              $10.000000             $10.052759                 11,861,277
  1990..............................               10.052759               9.531831                  5,005,473
  1991..............................                9.531831              11.166459                  6,075,773
  1992..............................               11.166459              11.821212                  9,218,954
  1993..............................               11.821212              12.705196                 12,271,114
  1994..............................               12.705196              12.298940                 11,519,563
  1995..............................               12.298940              14.320582                 10,207,673
  1996..............................               14.320582              15.113142                  8,273,488
  1997..............................               15.113142              16.607511              6,909,670.281
  1998..............................               16.607511              18.125951              5,645,171.500
U.S. Government Securities
  1990..............................              $10.826483             $11.596537                    515,572
  1991..............................               11.596537              13.037076                  1,496,429
  1992..............................               13.037076              13.651495                  7,034,773
  1993..............................               13.651495              14.490734                 11,566,348
  1994..............................               14.490734              14.111357                  9,903,906
  1995..............................               14.111357              16.083213                  8,402,470
  1996..............................               16.083213              16.393307                  6,673,517
  1997..............................               16.393307              17.535478              5,731,746.842
  1998..............................               17.535478              18.587049              6,037,662.192
Money Market
  1989..............................              $10.865066             $11.634481                  1,480,696
  1990..............................               11.634481              12.364687                  2,465,280
  1991..............................               12.364687              12.890414                  3,340,971
  1992..............................               12.890414              13.137257                  4,636,753
  1993..............................               13.137257              13.303085                  7,413,316
  1994..............................               13.303085              13.623292                 12,741,277
  1995..............................               13.623292              14.190910                  9,721,732
  1996..............................               14.190910              14.699636                 10,149,260
  1997..............................               14.699636              15.241915              8,439,006.345
  1998..............................               15.241915              15.794513             10,066,886.519
Lifestyle Aggressive 1000
  1997..............................              $12.500000             $13.669625                718,339.885
  1998..............................               13.669625              14.134419                735,429.380
Lifestyle Growth 820
  1997..............................              $12.500000             $14.033299              2,724,148.772
  1998..............................               14.033299              14.696667              2,662,118.220

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------
Lifestyle Balanced 640
  1997..............................              $12.500000             $14.066417              1,897,381.650
  1998..............................               14.066417              14.664362              2,114,618.283
Lifestyle Moderate 460
  1997..............................              $12.500000             $14.016704                679,087.722
  1998..............................               14.016704              15.171965                951,771.442
Lifestyle Conservative 280
  1997..............................              $12.500000             $13.825120                162,279.781
  1998..............................               13.825120              15.025549                508,786.268
Merrill Lynch Special Value Focus
  1997..............................              $12.500000             $27.655848                    506.421
  1998..............................               27.655848              25.494200                    111.241
Merrill Lynch Basic Value Focus
  1997..............................              $12.500000             $15.792005                    596.419
  1998..............................               15.792005              17.018200                 10,623.274
Merrill Lynch Developing Capital Markets Focus
  1997..............................              $12.500000             $ 9.191866                      0.002
  1998..............................                9.191866               6.389118                      0.000

* Units under this series of contracts were first credited under the sub-accounts on August 7, 1989, except in the case of:

-   Growth and Income Trust where units were first credited on April 23, 1991,
-   Blue Chip Growth Trust where units were first credited on December 11, 1992,
- Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,
-   Overseas Trust where units were first credited on January 9, 1995,
- Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,
-   Growth Trust where units were first credited on July 15, 1996,
- Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997;
- Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997,
- Small Company Value Trust where units were first credited on October 1, 1997; and
- Merrill Lynch Special Value Focus Fund, Merrill Lynch Basic Value Focus Fund and Merrill Lynch Developing Capital Markets Focus Fund where units were first credited on October 13, 1997.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 VEN 8 CONTRACTS

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets
  1997..............................               $12.500000            $ 8.180904                 18,049.496
  1998..............................                 8.180904              7.695249                 33,443.232
Science & Technology
  1997..............................               $12.500000            $13.647195                 68,696.549
  1998..............................                13.647195             19.287390                 51,857.405
International Small Cap
  1996..............................               $12.500000            $13.493094                265,493.981
  1997..............................                13.493094             13.410016                148,139.543
  1998..............................                13.410016             14.792077                129,455.789
Aggressive Growth
  1997..............................               $12.500000            $12.327066                 33,654.601
  1998..............................                12.327066             12.680777                 26,911.837
Emerging Small Company
  1997..............................               $12.500000            $14.574077                 29,183.460
  1998..............................                14.574077             14.381705                 37,409.681
Mid Cap Growth
  1996..............................               $12.500000            $13.215952                293,815.378
  1997..............................                13.215952             15.020670                362,356.638
  1998..............................                15.020670             19.002856                295,990.876
Overseas
  1995..............................               $10.000000            $10.554228                100,475.374
  1996..............................                10.554228             11.718276                223,718.019
  1997..............................                11.718276             11.545714                216,124.371
  1998..............................                11.545714             12.290162                171,735.816
International Stock
  1997..............................               $12.500000            $12.652231                 18,313.864
  1998..............................                12.652231             14.337171                 32,399.767
Mid Cap Blend
  1992..............................               $12.386657            $13.143309                122,807.657
  1993..............................                13.143309             15.075040              1,315,253.114
  1994..............................                15.075040             14.786831              1,958,082.571
  1995..............................                14.786831             20.821819              2,278,573.962
  1996..............................                20.821819             24.664354              2,007,082.996
  1997..............................                24.664354             29.002593              1,794,644.944
  1998..............................                29.002593             31.289551              1,510,219.114
Small Company Value
  1997..............................               $12.500000            $11.898363                 21,030.641
  1998..............................                11.898363             11.178700                 78,803.707

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------

Global Equity
  1992..............................              $12.003976             $ 11.790318                28,203.763
  1993..............................               11.790318               15.450341               985,277.929
  1994..............................               15.450341               15.500933             2,268,423.530
  1995..............................               15.500933               16.459655             2,132,127.330
  1996..............................               16.459655               18.276450             1,785,966.081
  1997..............................               18.276450               21.770913             1,662,176.913
  1998..............................               21.770913               24.098970             1,286,530.171
Growth
  1996..............................              $12.500000             $ 13.727312                98,424.809
  1997..............................               13.727312               16.968111               276,494.410
  1998..............................               16.968111               20.739989               312,422.972
Large Cap Growth
  1992..............................              $10.880194             $ 11.623893                21,660.089
  1993..............................               11.623893               12.642493               244,300.482
  1994..............................               12.642493               12.381395               395,864.362
  1995..............................               12.381395               14.990551               422,911.593
  1996..............................               14.990551               16.701647               365,478.331
  1997..............................               16.701647               19.614359               297,611.885
  1998..............................               19.614359               23.040505               263,252.867
Quantitative Equity
  1997..............................              $12.500000             $ 16.107191                32,343.397
  1998..............................               16.107191               20.068624               118,250.658
Blue Chip Growth
  1992..............................              $10.000000             $  9.923524                58,049.495
  1993..............................                9.923524                9.413546               707,931.534
  1994..............................                9.413546                8.837480             1,001,113.147
  1995..............................                8.837480               11.026969             1,257,014.677
  1996..............................               11.026969               13.688523             1,223,305.806
  1997..............................               13.688523               17.134232             1,282,330.299
  1998..............................               17.134232              21.1710674             1,215,750.879
Real Estate Securities
  1997..............................              $12.500000             $ 14.949140                46,874.008
  1998..............................               14.949140               12.317190                34,312.778
Value
  1997..............................              $12.500000             $ 15.057118                41,009.600
  1998..............................               15.057118               14.591878                63,015.329
Growth and Income
  1992..............................              $10.942947             $ 11.927411               149,476.889
  1993..............................               11.927411               12.893007             1,610,454.400
  1994..............................               12.893007               13.076664             2,142,828.604
  1995..............................               13.076664               16.660889             2,230,320.953
  1996..............................               16.660889               20.178770             2,214,190.721
  1997..............................               20.178770               26.431239             2,165,598.782
  1998..............................               26.431239               32.976967             2,080,116.646

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------

Equity-Income
  1993..............................               $10.000000            $11.175534                715,700.792
  1994..............................                11.175534             11.107620              1,432,473.155
  1995..............................                11.107620             13.548849              1,741,975.072
  1996..............................                13.548849             16.011513              1,661,006.752
  1997..............................                16.011513             20.479412              1,587,287.165
  1998..............................                20.479412             22.054902              1,285,717.071
Income & Value
  1992..............................               $11.012835            $11.772128                120,020.418
  1993..............................                11.772128             12.775798              1,245,900.794
  1994..............................                12.775798             12.396295              1,690,801.919
  1995..............................                12.396295             14.752561              1,435,414.191
  1996..............................                14.752561             15.995076              1,266,755.972
  1997..............................                15.995076             18.276161              1,089,331.565
  1998..............................                18.276161             20.742457                942,806.968
Balanced
  1997..............................               $12.500000            $14.609853                  3,333.690
  1998..............................                14.609853             16.459454                 28,116.364
High Yield
  1997..............................               $12.500000            $13.890491                 59,072.119
  1998..............................                13.890491             14.078376                276,718.210
Strategic Bond
  1993..............................               $10.000000            $10.750617                381,406.287
  1994..............................                10.750617              9.965972                564,406.390
  1995..............................                 9.965972             11.716972                682,547.892
  1996..............................                11.716972             13.250563                797,845.050
  1997..............................                13.250563             14.500997                763,855.628
  1998..............................                14.500997             14.486687                636,763.947
Global Bond
  1992..............................               $13.322602            $13.415849                 56,786.509
  1993..............................                13.415849             15.741586                745,370.831
  1994..............................                15.741586             14.630721                694,644.982
  1995..............................                14.630721             17.772344                586,608.921
  1996..............................                17.772344             19.803954                494,576.435
  1997..............................                19.803954             20.104158                436,440.899
  1998..............................                20.104158             21.333144                332,252.339
Investment Quality Bond
  1992..............................               $13.147350            $13.936240                 59,746.432
  1993..............................                13.936240             15.118716                319,417.770
  1994..............................                15.118716             14.216516                384,804.353
  1995..............................                14.216516             16.751499                371,328.627
  1996..............................                16.751499             16.943257                361,839.590
  1997..............................                16.943257             18.336912                291,735.510
  1998..............................                18.336912             19.660365                275,771.075

                                                  UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                                    AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------------

Diversified Bond
  1992..............................              $11.102574             $11.821212                415,991.541
  1993..............................               11.821212              12.705196                 56,414.765
  1994..............................               12.705196              12.298940                330,900.271
  1995..............................               12.298940              14.320582                478,239.388
  1996..............................               14.320582              15.113142                325,608.369
  1997..............................               15.113142              16.607511                340,682.860
  1998..............................               16.607511              18.125951                328,807.796
U.S. Government Securities
  1992..............................              $13.015785             $13.651495                212,815.440
  1993..............................               13.651495              14.490734                783,550.472
  1994..............................               14.490734              14.111357                585,709.535
  1995..............................               14.111357              16.083213                494,142.862
  1996..............................               16.083213              16.393307                390,696.559
  1997..............................               16.393307              17.535478                345,437.781
  1998..............................               17.535478              18.587049                511,322.750
Money Market
  1992..............................              $12.892485             $13.137257                 28,928.622
  1993..............................               13.137257              13.303085                331,225.229
  1994..............................               13.303085              13.623292              1,079,557.666
  1995..............................               13.623292              14.190910                530,610.979
  1996..............................               14.190910              14.699636                846,105.590
  1997..............................               14.699636              15.241915                454,080.933
  1998..............................               15.241915              15.794513                620,206.714
Lifestyle Aggressive 1000
  1997..............................              $12.500000             $13.669625                 19,900.057
  1998..............................               13.669625              14.134419                    530.690
Lifestyle Growth 820
  1997..............................              $12.500000             $14.033299                 60,974.946
  1998..............................               14.033299              14.696667                 51,939.327
Lifestyle Balanced 640
  1997..............................              $12.500000             $14.066417                 59,780.667
  1998..............................               14.066417              14.664362                  27,550486
Lifestyle Moderate 460
  1997..............................              $12.500000             $14.016704                      0.000
  1998..............................               14.016704              15.171965                      0.000
Lifestyle Conservative 280
  1997..............................              $12.500000             $13.825120                 88,291.620
  1998..............................               13.825120              15.025549                 60,866.728

* Units under this series of contracts were first credited under the sub-accounts on September, 1992, except in the case of

-   Blue Chip Growth Trust where units were first credited on December 11, 1992;
-   Equity-Income Trust where units were first credited on February 19, 1993;
-   Overseas Trust where units were first credited on January 9, 1995;
- Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996;
-   Growth Trust where units were first credited on July 15, 1996;
- Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

- Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997, and
-   Small Company Value Trust where units were first credited on October 1,
    1997.

                                   APPENDIX G

                            VEN 1 AND VEN 3 CONTRACTS

         Prior to October, 1993, the Company issued two classes of variable annuity contracts which are no longer being issued but under which purchase payments may continue to be made ("Ven 3 contracts"), which were sold during the period from November, 1986 until October, 1993 and "Ven 1 contracts", which were sold during the period from June, 1985 until June, 1987.

         The principal differences between the contract offered by this Prospectus and the Ven 1 and Ven 3 contracts relate to the investment options available under the contracts, charges made by the Company and death benefit provisions.

EXPENSE SUMMARY

         The following table and Example are designed to assist contract owners in understanding the various costs and expenses that contract owners bear directly and indirectly. The table reflects expenses of the separate account and the underlying portfolio company. In addition to the items listed in the following table, premium taxes may be applicable to certain contracts. The items listed under "Contract Owner Transaction Expenses" and "Separate Account Annual Expenses" are more completely described in this Appendix (see "Other Contract Charges") and in the Prospectus (see "CHARGES AND DEDUCTIONS"). The items listed under "Trust Annual Expenses" are described in detail in the accompanying Trust prospectus to which reference should be made.

CONTRACT OWNERS TRANSACTION EXPENSES

                            Ven 1 and Ven 3 Contracts

            Deferred sales load (as percentage of purchase payments)

    NUMBER OF COMPLETE YEARS                        WITHDRAWAL CHARGE
       PURCHASE PAYMENT IN                             PERCENTAGE
            CONTRACT

               0                                           5%
               1                                           5%
               2                                           5%
               3                                           5%
               4                                           5%
               5+                                          0%

                            Ven 1 and Ven 3 Contracts


ANNUAL CONTRACT FEE .....................................................  $ 30

                                 Ven 1 Contracts

SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees .........................................  1.30%

Total Separate Account Annual Expenses ..................................  1.30%



                                 Ven 3 Contracts


SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Mortality and expense risk fees.........................................   1.25%
Administration fee - asset based........................................   0.15%

Total Separate Account Annual Expenses..................................   1.40%


                            Ven 1 and Ven 3 Contracts

TRUST ANNUAL EXPENSES
(as a percentage of Trust average net assets)

See "SUMMARY - TRUST ANNUAL EXPENSES" in the Prospectus.


                                 Ven 1 Contracts
EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period

TRUST PORTFOLIO                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Mid Cap Blend.....................    $70        $121        $172        $262
Investment Quality Bond...........     68         115         163         244
Money Market......................     67         113         158         233


         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:

TRUST PORTFOLIO                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
--------------------------------------------------------------------------------

Mid Cap Blend ...................     $23        $71         $122        $262
Investment Quality Bond..........      21         66          113         244
Money Market.....................      20         63          108         233



                                 Ven 3 Contracts

EXAMPLE

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner surrendered the contract at the end of the applicable time period:

TRUST PORTFOLIO                         1 YEAR          3 YEARS           5 YEARS        10 YEARS
-------------------------------------------------------------------------------------------------


Pacific Rim Emerging Markets........     $73              $132              $193             $303
Science & Technology................      73               132               193              303
International Small Cap.............      74               133               195              307
Aggressive Growth...................      72               129               187              291
Emerging Small Company..............      72               129               187              292
Small Company Blend*................      73               132
Mid Cap Growth......................      72               127               184              286
Mid Cap Stock*......................      71               124
Overseas............................      73               131               190              298




TRUST PORTFOLIO                        1 YEAR          3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------

International Stock.................      74               133               195              307
International Value*................      74               135
Mid Cap Blend.......................      70               123               177              272
Small Company Value.................      74               133               194              305
Global Equity.......................      72               127               183              283
Growth..............................      70               123               177              272
Large Cap Growth....................      71               126               183              283
Quantitative Equity.................      69               119               170              258
Blue Chip Growth....................      71               124               178              274
Real Estate Securities..............      69               119               170              258
Value...............................      70               122               175              267
Growth and Income...................      69               120               172              261
U.S. Large Cap Value*...............      71               126
Equity-Income.......................      71               124               179              275
Income & Value......................      70               123               177              271
Balanced............................      70               123               176              269
High Yield..........................      70               122               174              266
Strategic Bond......................      70               122               175              267
Global Bond.........................      71               124               178              273
Total Return*.......................      70               123
Investment Quality Bond.............      69               118               168              254
Diversified Bond....................      70               123               177              271
U.S. Government Securities..........      69               118               168              254
Money Market........................      68               115               163              244
Lifestyle Aggressive 1000...........      72               129               188              293
Lifestyle Growth 820................      71               126               182              282
Lifestyle Balanced 640..............      71               124               178              274
Lifestyle Moderate 460..............      70               121               174              265
Lifestyle Conservative 280..........      69               118               168              254


* The example of expenses for these Trust portfolios contain figures for only one and three years since they are newly created portfolios.

         A contract owner would pay the following expenses on a $1,000 investment, assuming 5% annual return on assets, if the contract owner annuitized as provided in the contract or did not surrender the contract at the end of the applicable time period:


TRUST PORTFOLIO                        1 YEAR          3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets........     $27               $84              $143             $303
Science & Technology................      27                84               143              303
International Small Cap.............      28                85               145              307
Aggressive Growth...................      26                80               137              291
Emerging Small Company..............      26                80               137              292
Small Company Blend*................      27                83
Mid Cap Growth......................      26                79               134              286
Mid Cap Stock*......................      24                75
Overseas............................      27                82               140              298
International Stock.................      28                85               145              307
International Value*................      28                86
Mid Cap Blend.......................      24                74               127              272
Small Company Value.................      27                84               144              305
Global Equity.......................      25                78               133              283
Growth..............................      24                74               127              272
Large Cap Growth....................      25                78               133              283
Quantitative Equity.................      23                70               120              258



TRUST PORTFOLIO                        1 YEAR          3 YEARS           5 YEARS          10 YEARS
--------------------------------------------------------------------------------------------------

Blue Chip Growth....................      24                75               128              274
Real Estate Securities..............      23                70               120              258
Value...............................      24                73               125              267
Growth and Income...................      23                71               122              261
U.S. Large Cap Value*...............      25                77
Equity-Income.......................      24                75               129              275
Income & Value......................      24                74               127              271
Balanced............................      24                74               126              269
High Yield..........................      24                73               124              266
Strategic Bond......................      24                73               125              267
Global Bond.........................      24                75               128              273
Total Return*.......................      24                74
Investment Quality Bond.............      22                69               118              254
Diversified Bond....................      24                74               127              271
U.S. Government Securities..........      22                69               118              254
Money Market........................      21                66               113              244
Lifestyle Aggressive 100............      26                81               138              293
Lifestyle Growth 820................      25                77               132              282
Lifestyle Balanced 640..............      24                75               128              274
Lifestyle Moderate 460..............      23                72               124              265
Lifestyle Conservative 280..........      22                69               118              254


* The example of expenses for the Small Company Value Trust contains figures for only one and three years since it is a newly created portfolio.


INVESTMENT OPTIONS

         The Ven 3 and Ven 1 contracts do not provide for a fixed-dollar accumulation prior to the maturity date. Thus the descriptions in this Prospectus of the Fixed Account Investment Options, Loans and the transfer and Dollar Cost Averaging provisions, to the extent that they relate to the fixed account investment options, are not applicable to the Ven 1 and Ven 3 contracts. Ven 1 differs further in that only three of the thirty-eight sub-accounts of the Variable Account are available for the investment of contract values, namely, the Equity Trust, the Investment Quality Bond Trust and the Money Market Trust. The portfolios of Merrill Variable Funds are not available for investment for Ven 1 and Ven 3 contract owners.

WITHDRAWAL CHARGES

         The withdrawal charges under the Ven 1 and Ven 3 contracts differ from the withdrawal charges described in this Prospectus.

Ven 3 Withdrawal Charge.

         The withdrawal charge assessed under the Ven 3 contract is as follows:

         If a withdrawal is made from the contract before the maturity date, a 5% withdrawal charge (contingent deferred sales charge) may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         1. Withdrawals are allocated to purchase payments on a first-in-first-out basis. Each time a contract owner requests a withdrawal, whether or not a withdrawal charge is assessed, the Company will liquidate purchase payments equal to the amount requested in the order such purchase payments were made: the oldest unliquidated purchase payment first, the next purchase payment second, etc. until all purchase payments have been liquidated. Once all purchase payments have been liquidated, additional withdrawals will be allocated to the remaining contract value.

         2. A withdrawal charge will be assessed against purchase payments liquidated in excess of the free withdrawal amount. The free withdrawal amount in any contract year is the greater of: (i) 10% of the contract value at the beginning of the contract year, or (ii) 10% of the total purchase payments made in the current contract year and the preceding 4 contract years plus the amount of all unliquidated purchase payments made 5 or more contract years prior to the current contract year. Therefore, no withdrawal charge will apply to any purchase payment that has been in the contract for at least 5 years. After all purchase payments have been liquidated, any remaining contract value (accumulated earnings) may be withdrawn free of charge.

         3. The withdrawal charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete withdrawal when it is deducted from the amount otherwise payable. The withdrawal charge is deducted from the contract value by canceling accumulation units of a value equal to the charge and is deducted from each investment account ("subdivision") in proportion to the amount withdrawn from each investment account. In the case of a partial withdrawal the amount requested from an investment account may not exceed the value of that investment account less any applicable withdrawal charge.

         4. Under no circumstances will the total of all withdrawal charges exceed 5% of total purchase payments.

         There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. There is also no withdrawal charge on amounts applied to an annuity option at the maturity date, as provided in the contract.

Ven 1 Withdrawal Charge.

         The withdrawal charge ("surrender charge") assessed under the Ven 1 contract is as follows:

         If a contract is surrendered, in whole or in part, before the maturity date, a withdrawal charge may be assessed. The amount of the withdrawal charge and when it is assessed are discussed below:

         The withdrawal charge is 5% of the lesser of (1) the amount surrendered or (2) the total of all purchase payments made within the sixty months immediately preceding the date of surrender. The charge is deducted from the contract value remaining after the contract owner is paid the amount requested, except in the case of a complete surrender when it is deducted from the amount otherwise payable. After the first contract year, no withdrawal charge will be made on that part of the first surrender in any contract year which does not exceed 10% of the contract value computed as of the date of such surrender. The right to surrender up to 10% of the contract value free of any withdrawal charge does not apply to qualified contracts issued as tax-sheltered annuities under
Section 403(b) of the Internal Revenue Code. There is no withdrawal charge on distributions made as a result of the death of the annuitant or contract owner. Under no circumstances will the total of all withdrawal charges exceed 9% of total purchase payments.

         The withdrawal charge will be deducted from the contract value by canceling accumulation units of a value equal to the charge. It will be made from each investment account in proportion to the amount withdrawn from such investment account.

OTHER CONTRACT CHARGES

         The Ven 1 contract provides for the deduction from each sub-account each valuation period of a charge at an effective annual rate of 1.30% of the contract reserves allocated to such sub-account, consisting of .8% for the mortality risk assumed by the Company and .5% for the expense risk assumed by the Company. However, there is no administration charge under the Ven 1 contract other than the $30 annual administration fee. The Ven 1 and Ven 3 contracts make no provision for the waiver of the $30 annual administration fee when prior to the maturity date the contract value equals or exceeds $100,000 at the time of the fee's assessment.

DEATH BENEFIT PROVISIONS

Ven 3 Death Benefit Provisions

         The provisions governing the death benefit prior to the maturity date under the Ven 3 contract are as follows:

         Death of Owner. The Company will pay a minimum death benefit to the beneficiary if the contract owner is the annuitant and dies before the maturity date. If the contract owner is not the annuitant and the contract owner dies before the annuitant and before the maturity date (or the contract owner is the annuitant and there is a surviving co-annuitant), instead of a minimum death benefit, the Company will distribute the contract owner's entire interest in the contract (the contract value determined on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office) to the contract owner's estate or to a successor owner. Distributions to a beneficiary, successor owner, or estate, as appropriate, will be made no later than 5 years after the contract owner's death, unless (1) the contract owner's spouse is the beneficiary or successor owner (in which case the spouse will be treated as the owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to the beneficiary or successor owner who is an individual, begins not later than a year after the contract owner's death, and is made over a period not greater than the life expectancy of that beneficiary or successor owner.

         Death of Annuitant. A minimum death benefit will be paid to the beneficiary if the contract owner is not the annuitant and the annuitant dies before the contract owner and before the maturity date. If there is a co-annuitant, the minimum death benefit will be paid on the death of the last surviving co-annuitant.

         Entity as Owner. If the contract is not owned by an individual, for example, if it is owned by a corporation or a trust, the special rules stated in this paragraph apply. A change in the annuitant shall be treated as the death of the owner for purposes of these special distribution rules and the Company will distribute the contract owner's entire interest in the contract. Distributions to the contract owner or to the beneficiary, as appropriate, will be made not later than 5 years after the annuitant's death, unless (1) the annuitant's spouse is the beneficiary (in which case the spouse will be treated as the contract owner and distribution will be made no later than the date on which distribution would be required in accordance with this paragraph after the death of the spouse), or (2) the distribution is made to a beneficiary who is an individual, begins not later than a year after the annuitant's death, and is made over a period not greater than the life expectancy of that beneficiary.

         General Provisions. If there is more than one individual contract owner, death benefits must be paid as provided in the contract upon the death of any such contract owner.

         If there is both an individual and a non-individual contract owner, death benefits must be paid as provided in the contract upon the death of the annuitant or any individual contract owner, whichever occurs earlier.

         Due proof of death and all required claim forms are required upon the death of the contract owner or annuitant.

         During the first five contract years, the minimum death benefit payable to a beneficiary upon death of the annuitant is the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals. During any subsequent five contract year period, the minimum death benefit will be the greater of (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or
(b) the minimum death benefit determined in accordance with these provisions as of the last day of the previous five contract year period plus any purchase payments made and less any amount deducted in connection with partial withdrawals since then. The death benefit will be paid within seven days of receipt of due proof of death and all required claim forms at the Company's Annuity Service Office, subject to postponement under the same circumstances that payment of withdrawals may be postponed.

Ven 1 Death Benefit Provisions

         The death benefit provisions of the Ven 1 contract are as described above for the Ven 3 contract except that (i) the Ven 1 contract does not provide for the designation of successor owners or co-annuitants or changes of annuitants and (ii) the Ven 1 contract does not make special adjustments to the minimum death benefit for subsequent five contract year periods.

OTHER CONTRACT PROVISIONS

Transfers

         Under Ven 3 and Ven 1 contracts, owners may transfer all or part of their contract value to a fixed annuity contract issued by the Company at any time. In such case, the Company will waive any withdrawal charge that would otherwise be applicable under the terms of the contract. Similarly, the Company will permit holders of such fixed contracts to transfer certain contract values to the Variable Account. In such case, the contract values transferred will be attributable to certain purchase payments made under the fixed contract. For purposes of calculating the withdrawal charge under the contract, the contract date will be deemed to be the date of the earliest purchase payment transferred from the fixed contract and the date of other purchase payments transferred will be deemed to be the dates actually made under the fixed contract. A transfer of all or a part of the contract value from one contract to another may be treated as a distribution of all or a part of the contract value for Federal tax purposes.

         Under the Ven 1 contract, a contract owner may transfer prior to the maturity date amounts among investment accounts of the contract without charge, but such transfers cannot be made on more than two occasions in any contract year. After annuity payments have been made for at least 12 months under a Ven 1 contract, all or a portion of the assets held in a sub-account with respect to the contract may be transferred by the annuitant to one or more other sub-accounts. Such transfers can be made only once each 12 months upon notice to the Company at least 30 days before the due date of the first annuity payment to which the change will apply.

Annuity Option Provisions

         Under Ven 3 and Ven 1 contracts, there is no prescribed maturity date that will govern in the absence of contract owner selection. The owner must select a maturity date in the application. If no annuity option is selected by the owner of a Ven 3 or Ven 1 contract, the automatic option will be on a variable, not fixed, basis.

         Ven 3 and Ven 1 contracts require a minimum contract value in order to effect an annuity -- $2,000 for a Ven 3 contract and $5,000 for a Ven 1 contract, except for certain qualified Ven 1 contracts where the minimum is $3,500. Ven 3 and Ven 1 contracts prescribe no minimum amount for the first annuity payment but reserve the right to change the frequency of annuity payments if the first annuity payment would be less than $50.

Purchase Payments

         The provisions governing purchase payments under Ven 1 contracts are as follows: For qualified contracts, the minimum purchase payment is $25. For non-qualified contracts, the minimum initial purchase payment is $5,000 and the minimum subsequent purchase payment is $300. The Company may refuse to accept any purchase payment in excess of $10,000 per contract year.

Annuity Rates

         The annuity rates guaranteed in the Ven 1 contract differ from those guaranteed in the contract described in the Prospectus for annuitants of certain ages.

Annuity Tables Assumed Interest Rate

         A 4% assumed interest rate is built into the annuity tables in the Ven 1 and Ven 3 contracts used to determine the first variable annuity payment to be made under those contracts.

Beneficiary

         Under the Ven 3 and Ven 1 contracts certain provisions relating to beneficiary are as follows:

         The beneficiary is the person, persons, or entity designated in the application or as subsequently named. The beneficiary may be changed during the lifetime of the annuitant subject to the rights of any irrevocable beneficiary. Any change must be made in writing, approved by the Company and if approved, will be effective as of the date on which written. The Company assumes no liability for any payments made or actions taken before the change is approved. Prior to the maturity date, if no beneficiary survives the annuitant, the contract owner or the contract owner's estate will be the beneficiary. The interest of any beneficiary is subject to that of any assignee. In the case of certain qualified contracts, regulations promulgated by the Treasury Department prescribe certain limitations on the designation of a beneficiary.

GUARANTEED RETIREMENT INCOME PROGRAM

         The Guaranteed Retirement Income Program is not available for Ven 3 or Ven 1 contracts.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 3 Contracts

                                           UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                             AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets
  1997..............................       $12.500000            $ 8.180904                  10,161.117
  1998..............................         8.180904              7.695249                   9,792.536
Science & Technology
  1997..............................       $12.500000            $13.647195                  40,748.263
  1998..............................        13.647195             19.287390                  62,323.985
International Small Cap
  1996..............................       $12.500000            $13.493094                 227,222.471
  1997..............................        13.493094             13.410016                 169,875.665
  1998..............................        13.410016             14.792077                 114,166.793
Aggressive Growth
  1997..............................       $12.500000            $12.327066                  49,468.887
  1998..............................        12.327066             12.680777                  17,454.293
Emerging Small Company
  1997..............................       $12.500000            $14.574077                  16,351.863
  1998..............................        14.574077             14.381705                  28,130.114
Mid Cap Growth
  1996..............................       $12.500000            $13.215952                 293,765.467
  1997..............................        13.215952             15.020670                 272,918.809
  1998..............................        15.020670             19.002856                 239,011.757
Overseas
  1995..............................       $10.000000            $10.554228                 227,050.855
  1996..............................        10.554228             11.718276                 281,119.474
  1997..............................        11.718276             11.545714                 269,571.860
  1998..............................        11.545714             12.290162                 193,171.660
International Stock
  1997..............................       $12.500000            $12.652231                  69,740.167
  1998..............................        12.652231
Mid Cap Blend
  1987..............................       $10.000000            $ 8.144663               4,242,221.369
  1988..............................         8.144663              9.695125              13,563,655.062
  1989..............................         9.695125             12.208846               1,443,222.778
  1990 .............................        12.208846             10.618693               2,192,929.561
  1991..............................        10.618693             12.349952               3,748,439.163
  1992..............................        12.349952             13.143309               4,354,245.114
  1993..............................        13.143309             15.075040               4,165,733.576
  1994..............................        15.075040             14.786831               2,684,785.345
  1995..............................        14.786831             20.821819               2,572,695.681
  1996..............................        20.821819             24.664354               2,196,812.816
  1997..............................        24.664354             29.002593               1,634,482.536
  1998..............................        29.002593             31.289551               1,382,873.088
Small Company Value
  1997..............................       $12.500000            $11.898363                   9,967.306
  1998..............................        11.898363             11.178700                  33,137.664


                                            UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                              AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------

Global Equity
  1988..............................        $10.000000            $10.038462                 187,978.790
  1989..............................         10.038462             12.259530               1,599,855.768
  1990..............................         12.259530             10.827724               2,578,853.673
  1991..............................         10.827724             12.044260               2,395,298.635
  1992..............................         12.044260             11.790318               2,262,222.969
  1993..............................         11.790318             15.450341               3,100,733.209
  1994..............................         15.450341             15.500933               3,543,341.154
  1995..............................         15.500933             16.459655               2,642,703.724
  1996..............................         16.459655             18.276450               2,070,671.367
  1997..............................         18.276450             21.770913               1,665,275.671
  1998..............................         21.770913             24.098970               1,219,961.932
Growth
  1996..............................        $12.500000            $13.727312                  79,415.926
  1997..............................         13.727312             16.968111                 109,553.070
  1998..............................         16.968111             20.739989                 157,427.422
Large Cap Growth
  1989..............................        $10.000000            $ 9.824046               7,476,667.034
  1990..............................          9.824046              8.982210               6,387,718.448
  1991..............................          8.982210             10.891189               6,407,235.310
  1992..............................         10.891189             11.623893               6,026,587.849
  1993..............................         11.623893             12.642493               5,042,331.574
  1994..............................         12.642493             12.381395               3,562,197.567
  1995..............................         12.381395             14.990551               2,708,444.950
  1996..............................         14.990551             16.701647               2,195,447.490
  1997..............................         16.701647             19.614359               1,834,275.557
  1998..............................         19.614359             23.040505               1,547,923.928
Quantitative Equity
  1997..............................        $12.500000            $16.107191                  14,117.858
  1998..............................         16.107191             20.068624                  31,764.609
Blue Chip Growth
  1992..............................        $10.000000            $ 9.923524                 356,487.848
  1993..............................          9.923524              9.413546                 586,908.649
  1994..............................          9.413546              8.837480                 576,875.573
  1995..............................          8.837480             11.026969                 683,051.399
  1996..............................         11.026969             13.688523                 731,368.138
  1997..............................         13.688523             17.134232                 706,018.373
  1998..............................         17.134232             21.710674                 635,916.186
Real Estate Securities
  1997..............................        $12.500000            $14.949140                  38,437.470
  1998..............................         14.949140             12.317190                  21,303.966
Value
  1997..............................        $12.500000            $15.057118                  51,361.154
  1998..............................         15.057118             14.591878                  76,685.743
Growth and Income
  1991..............................        $10.000000            $10.973500               1,530,130.493
  1992..............................         10.973500             11.927411               2,211,083.415
  1993..............................         11.927411             12.893007               2,248,648.359
  1994..............................         12.893007             13.076664               2,043,186.985
  1995..............................         13.076664             16.660889               2,105,056.205
  1996..............................         16.660889             20.178770               1,828,514.772
  1997..............................         20.178770             26.431239               1,673,047.924
  1998..............................         26.431239             32.976967               1,444,081.319



                                           UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                             AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------

Equity-Income
  1993..............................       $10.000000            $11.175534                 251,822.076
  1994..............................        11.175534             11.107620                 562,603.632
  1995..............................        11.107620             13.548849                 818,646.261
  1996..............................        13.548849             16.011513                 751,884.340
  1997..............................        16.011513             20.479412                 736,770.570
  1998..............................        20.479412             22.054902                 583,452.241
Income & Value
  1989..............................       $10.000000            $ 9.973206               2,137,590.858
  1990..............................         9.973206              9.221559              23,978,405.670
  1991..............................         9.221559             11.023964              22,330,124.078
  1992..............................        11.023964             11.772128              20,887,367.134
  1993..............................        11.772128             12.775798              17,512,695.707
  1994..............................        12.775798             12.396295              12,484,174.615
  1995..............................        12.396295             14.752561               9,042,096.910
  1996..............................        14.752561             15.995076               7,206,776.711
  1997..............................        15.995076             18.276161               5,667,799.061
  1998..............................        18.276161             20.742457               4,737,002.275
Balanced
  1997..............................       $12.500000            $14.609853                   6,353.152
  1998..............................        14.609853             16.459454                  20,822.562
High Yield
  1997..............................       $12.500000            $13.890491                  37,067.803
  1998..............................        13.890491             14.078376                 114,881.361
Strategic Bond
  1993..............................       $10.000000            $10.750617                 163,195.638
  1994..............................        10.750617              9.965972                 181,540.594
  1995..............................         9.965972             11.716972                 211,267.468
  1996..............................        11.716972             13.250563                 258,026.189
  1997..............................        13.250563             14.500997                 306,407.827
  1998..............................        14.500997             14.486687                 430,512.235
Global Bond
  1988..............................       $10.000000            $10.097842                 108,831.804
  1989..............................        10.097842             10.404562                 300,163.262
  1990..............................        10.404562             11.642912                 470,980.068
  1991..............................        11.642912             13.302966                 692,920.988
  1992..............................        13.302966             13.415849                 976,794.214
  1993..............................        13.415849             15.741586               1,551,958.318
  1994..............................        15.741586             14.630721               1,018,783.920
  1995..............................        14.630721             17.772344                 793,225.829
  1996..............................        17.772344             19.803954                 648,725.739
  1997..............................        19.803954             20.104158                 460,365.576
  1998..............................        20.104158             21.333144                 315,284.329


                                            UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                              AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------

Investment Quality Bond
  1987..............................        $10.000000            $10.357400               2,234,030.945
  1988..............................         10.357400             10.937890              10,253,483.698
  1989..............................         10.937890             12.008936               1,924,256.679
  1990..............................         12.008936             11.517610               1,423,403.443
  1991..............................         11.517610             13.183268               1,720,219.933
  1992..............................         13.183268             13.936240               1,572,065.442
  1993..............................         13.936240             15.118716               1,119,425.316
  1994..............................         15.118716             14.216516                 841,610.498
  1995..............................         14.216516             16.751499                 734,994.414
  1996..............................         16.751499             16.943257                 597,720.778
  1997..............................         16.943257             18.336912                 514,787.776
  1998..............................         18.336912             19.660365                 440,009.634
Diversified Bond
  1989..............................        $10.000000            $10.052759              11,861,277.612
  1990..............................         10.052759              9.531831              10,705,080.076
  1991..............................          9.531831             11.166459               8,708,253.007
  1992..............................         11.166459             11.821212               7,777,630.143
  1993..............................         11.821212             12.705196               6,463,981.799
  1994..............................         12.705196             12.298940               4,556,265.387
  1995..............................         12.298940             14.320582               3,177,786.472
  1996..............................         14.320582             15.113142               2,507,618.496
  1997..............................         15.113142             16.607511               1,928,258.300
  1998..............................         16.607511             18.125951               1,548,492.876
U.S. Government  Securities
  1988..............................        $10.000000            $ 9.702201                  10,203.403
  1989..............................          9.702201             10.826483                 300,163.430
  1990..............................         10.826483             11.596537                 366,010.353
  1991..............................         11.596537             13.037076                 720,491.624
  1992..............................         13.037076             13.651495               1,938,232.553
  1993..............................         13.651495             14.490734               1,478,270.571
  1994..............................         14.490734             14.111357                 909,659.824
  1995..............................         14.111357             16.083213                 954,067.593
  1996..............................         16.083213             16.393307                 710,502.942
  1997..............................         16.393307             17.535478                 763,521.806
  1998..............................         17.535478             18.587049                 428,699.306
Money Market
  1987..............................        $10.000000            $10.317570                 510,079.365
  1988..............................         10.317570             10.865066                 983,327.102
  1989..............................         10.865066             11.634481               1,480,696.936
  1990..............................         11.634481             12.364687               4,430,249.555
  1991..............................         12.364687             12.890414               2,754,467.033
  1992..............................         12.890414             13.137257               2,138,783.498
  1993..............................         13.137257             13.303085               1,659,478.414
  1994..............................         13.303085             13.623292               3,357,660.681
  1995..............................         13.623292             14.190910               2,370,449.919
  1996..............................         14.190910             14.699636               1,577,496.585
  1997..............................         14.699636             15.241915                 778,379.937
  1998..............................         15.241915             15.794513                 878,869.580
Lifestyle Aggressive 1000
  1997..............................        $12.500000            $13.669625                  33,037.747
  1998..............................         13.669625             14.134419                  52,760.075


                                           UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                             AT START OF YEAR*       AT END OF YEAR           AT END OF YEAR
-------------------------------------------------------------------------------------------------------

Lifestyle Growth 820
  1997..............................       $12.500000            $14.033299                 110,354.900
  1998..............................        14.033299             14.696667                 129,721.317
Lifestyle Balanced 640
  1997..............................       $12.500000            $14.066417                  11,640.415
  1998..............................        14.066417             14.664362                  51,041.225
Lifestyle Moderate 460
  1997..............................       $12.500000            $14.016704                   9,407.923
  1998..............................        14.016704                                        25,932.897
Lifestyle Conservative 280
  1997..............................       $12.500000            $13.825120                   9,967.306
  1998..............................        13.825120             15.025549                  10,098.134



* Units under this series of contracts were first credited under the sub-accounts on November, 1986, except in the case of:

- Investment Quality Bond and Money Market Trusts where units were first credited on May 4, 1987,

- Global Equity, Global Government Bond and U.S. Government Securities Trusts where units were first credited on March 18, 1988,

- Large Cap Growth, Income & Value and Diversified Bond Trusts where units were first credited on August 3, 1989,

-   Growth and Income Trust where units were first credited on April 23, 1991,

-   Blue Chip Growth Trust where units were first credited on December 11, 1992,

- Equity-Income and Strategic Bond Trusts where units were first credited on February 19, 1993,

-   Overseas Trust where units were first credited on January 9, 1995,

- Mid Cap Growth and International Small Cap Trusts where units were first credited on March 4, 1996,

-   Growth Trust where units were first credited on July 15, 1996,

- Pacific Rim Emerging Markets, Science & Technology, Emerging Small Company, Aggressive Growth, International Stock, Quantitative Equity, Real Estate Securities, Value, Balanced and High Yield Trusts where units were first credited on January 1, 1997,

- Lifestyle Aggressive 1000, Lifestyle Growth 820, Lifestyle Balanced 640, Lifestyle Moderate 460, Lifestyle Conservative 280 Trusts where units were first credited on January 7, 1997, and

-   Small Company Value Trust where units were first credited on October 1,
    1997.

                        TABLE OF ACCUMULATION UNIT VALUES

                                 Ven 1 Contracts

                                            UNIT VALUE             UNIT VALUE            NUMBER OF UNITS
SUB-ACCOUNT                              AT START OF YEAR        AT END OF YEAR           AT END OF YEAR
--------------------------------------------------------------------------------------------------------

Mid Cap Blend*
  1985..............................        $10.000000            $10.734987                     385.265
  1986..............................         10.734987             12.558028                   4,651.489
  1987..............................         12.558028             13.248428                 179,246.825
  1988..............................         13.248428             15.787546                 146,228.732
  1989..............................         15.787546             19.902359                 108,382.617
  1990..............................         19.902359             17.329021                  93,278.975
  1991..............................         17.329021             20.176180                  88,873.664
  1992..............................         20.176180             21.495619                  39,451.366
  1993..............................         21.495619             24.681624                  29,876.682
  1994..............................         24.681624             24.235928                  24,893.636
  1995..............................         24.235928             34.164256                  18,792.722
  1996..............................         34.164256             40.513296                  18,983.608
  1997..............................         40.513296             47.690851                  17,422.710
  1998..............................         47.690851             51.507214                  14,154.988
Investment Quality Bond**
  1985..............................        $10.000000            $10.455832                     157.237
  1986..............................         10.455832             11.689643                   2,426.738
  1987..............................         11.689643             11.841366                 164,289.054
  1988..............................         11.841366             12.518584                 157,248.809
  1989..............................         12.518585             13.759270                 113,311.078
  1990..............................         13.759270             13.210721                 100,560.220
  1991..............................         13.210721             15.137617                  75,660.271
  1992..............................         15.137617             16.019604                  38,307.149
  1993..............................         16.019604             17.397685                  25,428.550
  1994..............................         17.397685             16.377174                  17,796.020
  1995..............................         16.377174             19.318272                  13,340.073
  1996..............................         19.318272             19.560775                  11,512.775
  1997..............................         19.560775             21.192677                  10,088.494
  1998..............................         21.192677             22.746879                   7,009.225
Money Market***
  1985..............................        $10.000000            $10.199136                     108.287
  1986..............................         10.199136             10.647679                     116.902
  1987..............................         10.647679             11.156548                  69,537.264
  1988..............................         11.156548             11.761294                  40,025.230
  1989..............................         11.761294             12.607783                  43,520.107
  1990..............................         12.607783             13.413682                  41,671.105
  1991..............................         13.413682             13.999175                  35,261.861
  1992..............................         13.999175             14.282708                   9,873.140
  1993..............................         14.282708             14.478685                   5,683.780
  1994..............................         14.478685             14.843213                   4,598.398
  1995..............................         14.843213             15.478376                   7,968.626
  1996..............................         15.478376             16.050779                   5,920.354
  1997..............................         16.050779             16.660935                   5,228.240
  1998..............................         16.660935             17.283692                   4,497.361



*     Commencement of operations July 1, 1985
**    Commencement of operations August 6, 1985
***   Commencement of operations August 23, 1985

                                   APPENDIX H

                   EXCHANGE OFFER - VEN 7 AND VEN 8 CONTRACTS

         The Contracts described in this Prospectus ("New Contracts") may be issued in exchange for certain annuity contracts previously issued by the Company ("Old Contracts"), which are substantially similar to the New Contracts, if the New Contract is available for sale in the state or jurisdiction of the owner of the Old Contract.

         For purposes of this exchange offer an "Old Contract" is defined as a contract issued prior to August 15, 1994 in all states except California, Idaho, Illinois, Montana, New Jersey, Oregon and South Carolina; prior to September 6, 1994 in Illinois and Montana; prior to October 3, 1994 in Idaho and Oregon; prior to January 3, 1995 in California; and prior to September 24, 1996 in South Carolina. The Old Contracts are described in Appendix D to this Prospectus and include both Ven 7 and Ven 8 contracts.

         The Company will permit an owner of an outstanding Old Contract to exchange his or her Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange, except a possible market value charge, as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "6." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix D before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. Further, under Old Contracts with a fixed account investment option, a market value charge may apply to any amounts transferred from a three or six year investment account in connection with an exchange. (Reference should be made to the discussion of the market value charge under the caption "Fixed Account Investment Options" in the prospectus.) The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         The principal differences between the Old and New Contracts are as follows:

         1.   ANNUAL ADMINISTRATION FEE.

         The New Contract will waive the $30 annual administration fee prior to the maturity date if the contract value is equal to or greater than $100,000 at the time the fee is assessed.

         2.   WITHDRAWAL CHARGES.

         The withdrawal charges under the New Contract will be higher in certain cases. The withdrawal charges are the same under both Old and New Contracts for the first three years, but thereafter the charges under the New Contract are as noted below.


                           New Contract                                    Old Contract
                           ------------                                    ------------

         Number of Complete Years                             Number of Complete
           Purchase Payments In       Withdrawal Charge         Years Purchase         Withdrawal Charge
                 Contract                 Percentage         Payments in Contract          Percentage
         ---------------------------------------------------------------------------------------------------
                     0                        6%                       0                       6%
                     1                        6%                       1                       6%
                     2                        5%                       2                       5%
                     3                        5%                       3                       4%
                     4                        4%                       4                       3%
                     5                        3%                       5                       2%
                     6                        2%                       6+                      0%
                     7+                       0%


         3. MINIMUM INTEREST RATE TO BE CREDITED FOR ANY GUARANTEE PERIOD.

         The minimum interest rate to be credited for any guarantee period under the fixed portion of the New Contract will be three percent as opposed to four percent under the Old Contract. The market value charge under the New Contract will be limited so as to only affect accumulated earnings in excess of three percent, whereas under the Old Contract the market value charge is limited so as to not invade principal.

         4.  ANNUITY PURCHASE RATES.

         The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Old Contract.

         5.  GROUP DEFERRED ANNUITY CONTRACTS.

         (New Jersey, South Carolina and Washington contract owners only) Old Contracts are individual deferred annuity contracts whereas the New Contracts are group deferred annuity contracts. Ownership of an individual contract is evidenced by the issuance of an individual annuity contract whereas participation in a group contract is separately accounted for by the issuance of a certificate evidencing the owner's interest under the contract. Under the group contract, contracts have been issued to the Venture Trust, a trust established with United Missouri Bank, N.A., Kansas City, Missouri, as group holder for groups comprised of persons who have brokerage accounts with brokers having selling agreements with Manufacturers Securities Services, LLC.

         6.  DIFFERENCES RELATING TO THE DEATH BENEFIT.

         a.  Differences Between Death Benefit of Old Contracts and New Contract

                  Death Benefit for Old Contracts

         The minimum death benefit during the first six contract years will be equal to the greater of: (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner. During any subsequent six contract year period, the minimum death benefit will be the greater of (a) the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or (b) the minimum death benefit on the last day of the previous six contract year period plus any purchase payments made by or on behalf of the owner and less any amount deducted in connection with partial withdrawals made by the owner since then. If the annuitant dies after the first of the month following his or her 85th birthday, the minimum death benefit will be the owner's contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office.

                  Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

         ON OR AFTER:            IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         ON OR AFTER:            IN THE STATES OF:
         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                *       the contract value or
                * the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                *       the contract value or
                * the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

                *       the contract value or
                * the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                *       the contract value or
                * the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in the states of Washington, Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1, 1999        Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

         During the first contract year, the death benefit will be the greater of:

                *       the contract value or
                * the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                *       the contract value or
                * the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

                *       the contract value or
                * the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         b.  DIFFERENCES REGARDING WHEN DEATH BENEFIT WILL BE PAID

         The death benefit of the New Contract will be payable upon the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Old Contract is payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Old Contract contract value is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

         The above comparison does not take into account differences between the Old Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Old Contracts in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of the prospectus.

         7. INVESTMENT OPTIONS

         The New Contract provides for five fixed investment options except, Florida, Maryland and Oregon where two fixed investment options are available. The Old Contract provides for three fixed investment options: one, three and six year. The portfolios of Merrill Variable Funds are not available for investment for Ven 8 contract owners.

                                   APPENDIX I

                          EXCHANGE OFFER - VEN 1, VEN 3

    The Contracts described in this Prospectus ("New Contracts") may be issued in exchange for Ven 1 and Ven 3 annuity contracts previously issued by the Company. Ven 1 and Ven 3 (collectively, "Old Contracts") contracts are described in Appendix G.

         The Company will permit an owner of an outstanding Ven 1 and Ven 3 to exchange his or her Old Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Old Contract was issued, and any purchase payment credited to the Old Contract will be deemed to have been credited to the New Contract on the date it was credited under the Old Contract. The death benefit under the New Contract on the date of its issue will be the greater of the minimum death benefit under the Old Contract or the contract value on the date of exchange and will "step up" annually thereafter as described in paragraph "2." below.

         Old Contract owners interested in a possible exchange should carefully review this Prospectus including Appendix E before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN OLD CONTRACT. The Company believes that an exchange of Contracts will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

    The principal differences between the Old and New Contracts are as follows:

    1.  SEPARATE ACCOUNT ANNUAL EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES

    The New Contract and the Old Contracts have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

NEW CONTRACT AND VEN 3 SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Separate Account Annual Expenses
Mortality and expense risk fees.....................................  1.25%

Administration fee - asset based....................................  0.15%
                                                                      ----
Total Separate Account Annual Expenses..............................  1.40%


VEN 1 SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Separate Account Annual Expenses
Mortality and expense risk fees.....................................  1.30%
                                                                      ----
Total Separate Account Annual Expenses..............................  1.30%



NEW CONTRACT AND VEN 3 TRANSACTION EXPENSES


Annual Administration Fee...........................................   $30*
Dollar Cost Averaging Charge........................................  none

VEN 1 TRANSACTION EXPENSES


Annual Administration Fee...........................................   $30
Dollar Cost Averaging Charge........................................  none



*For New Contracts, the $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

2.   WITHDRAWAL CHARGES.

         The withdrawal charges under the New Contract will be higher in certain cases as noted below.

                  NEW CONTRACT                           VEN 3 AND VEN 1 CONTRACTS
                  ------------                           -------------------------

Number of Complete Years                          Number of Complete
  Purchase Payments In       Withdrawal Charge      Years Purchase         Withdrawal Charge
        Contract                 Percentage      Payments in Contract          Percentage
--------------------------------------------------------------------------------------------

            0                        6%                    0                       5%
            1                        6%                    1                       5%
            2                        5%                    2                       5%
            3                        5%                    3                       5%
            4                        4%                    4                       5%
            5                        3%                    5                       5%
            6                        2%                    6+                      0%
            7+                       0%


2.   DEATH BENEFIT

     a.   DIFFERENCES BETWEEN DEATH BENEFIT OF OLD CONTRACTS AND NEW CONTRACTS

               Death Benefit for Ven 3 Contracts

     The minimum death benefit during the first five contract years will be equal to the greater of:

               (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or

               (b) the sum of all purchase payments made by or on behalf of the owner, less any amount deducted in connection with partial withdrawals made by the owner.

     During any subsequent five contract year period, the minimum death benefit will be the greater of:

               (a) the contract value on the date due proof of death and all required claim forms are received at the Company's Annuity Service Office, or

               (b) the minimum death benefit on the last day of the previous five contract year period plus any purchase payments made by or on behalf of the owner less any amount deducted in connection with partial withdrawals made by the owner since then.

          Death Benefit for Ven 1 Contracts

     The minimum death benefit is the greater of:

               (a) the contract value on the date due proof of death and all required claim forms are received at our Annuity Service Office, or

               (b) the sum of all purchase payments made, less any amount deducted in connection with partial withdrawals.

          Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.   The following death benefit generally applies to contracts issued:

     ON OR AFTER:           IN THE STATES OF:
     May 1, 1998            Alaska, Alabama, Arizona, Arkansas, California,
                            Colorado, Delaware, Georgia, Hawaii, Idaho,
                            Illinois, Indiana, Iowa, Kansas, Kentucky,
                            Louisiana, Maine, Michigan, Mississippi, Missouri,
                            Nebraska, Nevada, New Jersey, New Mexico, North
                            Carolina, North Dakota, Ohio, Oklahoma,
                            Pennsylvania, Rhode Island, South Carolina, South
                            Dakota, Tennessee, Utah, Vermont, Virginia, West
                            Virginia, Wisconsin, Wyoming

     June 1, 1998           Connecticut

     July 1, 1998           Minnesota, Montana, District of Columbia

     October 1, 1998        Texas

     February 1, 1999       Massachusetts

     March 15, 1999         Florida, Maryland, Oregon

     If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

     During the first contract year, the death benefit will be the greater of:

          -    the contract value or
          - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

     During any subsequent contract year, the death benefit will be the greater of:

          -    the contract value or
          - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

     If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

          -    the contract value or
          - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

     If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

          -    the contract value or
          - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in the states of Washington, Puerto Rico, and to contracts issued:

     PRIOR TO:              IN THE STATES OF:
     May 1, 1998

                            Alaska, Alabama, Arizona, Arkansas, California, Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois, Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine, Michigan, Mississippi, Missouri, Nebraska, Nevada, New Jersey, New Mexico, North Carolina, North Dakota, Ohio, Oklahoma, Pennsylvania, Rhode Island, South Carolina, South Dakota, Tennessee, Utah, Vermont, Virginia, West Virginia, Wisconsin, Wyoming

     June 1, 1998           Connecticut

     July 1, 1998           Minnesota, Montana, District of Columbia

     October 1, 1998        Texas

     February 1 1999        Massachusetts

     March 15, 1999         Florida, Maryland, Oregon

       If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

       During the first contract year, the death benefit will be the greater of:

              -      the contract value or
              - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

       During any subsequent contract year, the death benefit will be the greater of:

              -      the contract value or
              - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

       If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

              -      the contract value or
              - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

       If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

       b.     DIFFERENCES REGARDING WHEN DEATH BENEFIT WILL BE PAID

       In general, the death benefit of the New Contract will be payable on the death of the owner (or first owner to die if there is more than one owner). The death benefit of the Ven 3 and Ven 1 contracts is generally payable on the death of the annuitant (or last annuitant to die if there is more than one annuitant); if the owner predeceases the annuitant, the Ven 3 or Ven 1 contract value (as applicable) is paid, which may be a lesser amount than the death benefit payable on the death of the annuitant.

3.     NUMBER OF INVESTMENT OPTIONS.

       The New Contract provides for forty-six investment options (forty-one variable and five fixed), except in Florida, Maryland and Oregon where two fixed investment options are available. Neither the Ven 3 contract nor the Ven 1 contract provide for fixed investment options. In addition, the Ven 1 contract offers only three variable investment options. The portfolios of Merrill Variable Funds are not available for investment for Ven 3 or Ven 1 contract owners.

4.     ANNUITY PURCHASE RATES.

       The annuity purchase rates guaranteed in the New Contract have been determined using 3% as opposed to 4% under the Ven 1 and Ven 3 contracts.

5.     FEDERAL TAX CONSIDERATIONS.

       Certain Ven 3 and Ven 1 contracts may not be subject to some changes in the Federal tax law that have occurred since the contracts were issued, I.E., the contracts were "grandfathered." If such a grandfathered contract is exchanged, the New Contract is likely to be subject to the changes in the law. For example, annuity contracts issued on or prior to April 22, 1987 are generally not subject to Federal tax rules treating transfers of annuity contracts for inadequate consideration as taxable events. See "Taxation of Partial and Full Withdrawals" in the Federal Tax Matters section of this prospectus. A New Contract received in exchange for a Ven 3 or Ven 1 contract would, however, typically be subject to these rules.

                                   APPENDIX J

             EXCHANGE OFFER - MANAMERICA LIFESTYLE ANNUITY CONTRACTS

EXCHANGE OFFER IN ALL STATES EXCEPT NEW HAMPSHIRE, NEW YORK AND THE TERRITORY OF GUAM

         In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("New Contracts") may be issued in exchange for contracts previously issued by The Manufacturers Life Insurance Company of America ("ManAmerica"), an affiliate of the Company. The ManAmerica annuity contracts were offered through the Lifestyle Multi-Account Flexible Payment Variable Annuity ("Lifestyle Contract").

         The Company will permit an owner of an outstanding Lifestyle Contract to exchange the Lifestyle Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange except a possible market value adjustment as described below. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Lifestyle Contract was issued, and any purchase payment credited to the Lifestyle Contract will be deemed to have been credited to the New Contract on the date it was credited under the Lifestyle Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Lifestyle Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "5." below.

         Lifestyle Contract owners interested in a possible exchange should carefully review both the Lifestyle Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

         AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF A LIFESTYLE CONTRACT. Further, under Lifestyle Contracts, a market value adjustment may apply to any amounts transferred from a fixed investment account in connection with an exchange. (Reference should be made to the discussion of the market value adjustment under "Market Value Adjustment" in the Lifestyle Contract prospectus.) The Company believes that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

         THE PRINCIPAL DIFFERENCES BETWEEN THE LIFESTYLE CONTRACTS AND THE NEW CONTRACTS ARE AS FOLLOWS:

         1. SEPARATE ACCOUNT AND FIXED ACCOUNT EXPENSES; CONTRACT OWNER TRANSACTION EXPENSES

         The New Contract and the Lifestyle Contract have different separate account and fixed account annual expenses as well as different contract owner transaction expenses as noted in the chart below:

NEW CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risk fees.............  1.25%
Administration fee - asset based............  0.15%
                                              -----
Total Separate Account Annual Expenses......  1.40%

NEW CONTRACT OWNER TRANSACTION EXPENSES

Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

*The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment account values is greater than or equal to $100,000.

LIFESTYLE CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES

Separate Account Annual Expenses


Mortality and Expense Risk Charge                             ANNUAL RATE
                                                              -----------
         Charged daily as a percentage of average
         Variable Account Values*                                0.80%
         Charged monthly as a percentage of the
         policy month-start
           Variable and Fixed Account Assets*                    0.45%
                                                                 ----
                                                                 1.25%
Other Separate Account Expenses
         Charge for administration charged daily as a
         percentage of average
           Variable Account Values                               0.20%
Total Separate Account Annual Expenses                           1.45%

LIFESTYLE CONTRACT OWNER TRANSACTION EXPENSES

Record Keeping Charge                                            $30**
Dollar Cost Averaging Charge
  (if selected and applicable)                                   $5***

*A mortality and expense risk charge of 0.80% per annum is deducted daily from separate account assets, and a mortality and expense risk charge of 0.45% per annum is deducted monthly from variable policy values and fixed account values.

**A record-keeping charge of 2% of the policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year. The charge is also deducted upon full surrender of a policy on a date other than the last day of a policy year.

***Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceeds $15,000 at the time of the transfer, but otherwise incur a $5 charge.

         2.  NUMBER OF VARIABLE INVESTMENT OPTIONS

         The Lifestyle Contract has eight variable investment options whereas the New Contract has thirty eight variable investment options.

         3.  FIXED ACCOUNT INVESTMENT OPTIONS

         The Lifestyle Contract has a Guaranteed Interest Account as well as Fixed Accounts with guarantee periods ranging from 1 to 10 years whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a DCA fixed investment account. The Lifestyle Contract Guaranteed Interest Account credits a rate of interest that is subject to change daily. The New Contract does not offer a similar investment option. See "The Guaranteed Interest Account" in the Lifestyle Contract prospectus. The market value adjustment for the Lifestyle Contract Fixed Accounts is different from the market value charge for the New Contract fixed account investment options. The Lifestyle Contract adjustment and the New Contract charge both reduce the withdrawal amount when current interest rates are higher than the credited rate on the fixed investment although the magnitude of the adjustments may differ due to differences in adjustment formulas. The Lifestyle Contract adjustment also provides upside potential, increasing the withdrawal value when current interest rates are lower than the fixed account credited rate. The New Contract charge does not provide this upside potential. See "Market Value Adjustment" in the Lifestyle Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

         4.   WITHDRAWAL CHARGES

         The withdrawal charges under the New Contract are different from the Lifestyle Contract. The withdrawal charges under the Lifestyle Contract and the New Contract are as follows:


                          LIFESTYLE CONTRACT                               NEW CONTRACT
         -------------------------------------------------   --------------------------------------------------
            Number of Complete Years        Withdrawal          Number of Complete Years        Withdrawal
         Purchase Payments In Contract   Charge Percentage   Purchase Payments in Contract   Charge Percentage
         ------------------------------------------------------------------------------------------------------
                         0                        8%                       0                       6%
                         1                        8%                       1                       6%
                         2                        8%                       2                       5%
                         3                        6%                       3                       5%
                         4                        4%                       4                       4%
                         5                        2%                       5                       3%
                         6+                       0%                       6                       2%
                                                                           7+                      0%


         5.  MINIMUM DEATH BENEFIT

         Differences Between the Minimum Death Benefit of the Lifestyle Contract and the New Contract are as follows:

         Minimum Death Benefit for Lifestyle Contract

         Upon the occurrence of the death of the original policyowner, ManAmerica will compare the policy value to the Survivor Benefit Amount (described below) and, if the policy value is lower, ManAmerica will deposit sufficient funds into the Money Market Variable Account to make the policy value equal the Survivor Benefit Amount. Any funds which ManAmerica deposits into the Money Market Variable Account will not be deemed a purchase payment for purposes of calculating withdrawal charges.

         The Survivor Benefit Amount is calculated as follows: (1) when the policy is issued, the Survivor Benefit Amount is set equal to the initial purchase payment; (2) each time a purchase payment is made, the Survivor Benefit Amount is increased by the amount of the purchase payment; (3) each time a withdrawal is made, the Survivor Benefit Amount is reduced by the same percentage as the Gross Withdrawal Amount (withdrawal amounts prior to deduction of charges and any adjustment for applicable market value adjustments) bears to the policy value; (4) in jurisdictions where it is allowed, on every sixth policy anniversary ManAmerica will set the Survivor Benefit Amount to the greater of its current value or the policy value on that policy anniversary, provided the original contract owner is still alive and is not older than age 85.

         Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.       The following death benefit generally applies to contracts issued:

ON OR AFTER:               IN THE STATES OF:
May 1, 1998                Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

June 1, 1998               Connecticut

ON OR AFTER:               IN THE STATES OF:
July 1, 1998               Minnesota, Montana, District of Columbia

October 1, 1998            Texas

February 1, 1999           Massachusetts

March 15, 1999             Florida, Maryland, Oregon

         If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

During the first contract year, the death benefit will be the greater of:

*   the contract value or
* the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

*   the contract value or
* the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

*   the contract value or
* the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

*   the contract value or
* the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in the states of Washington, Puerto Rico, and to contracts issued:

PRIOR TO:                  IN THE STATES OF:
May 1, 1998                Alaska, Alabama, Arizona, Arkansas, California,
                           Colorado, Delaware, Georgia, Hawaii, Idaho, Illinois,
                           Indiana, Iowa, Kansas, Kentucky, Louisiana, Maine,
                           Michigan, Mississippi, Missouri, Nebraska, Nevada,
                           New Jersey, New Mexico, North Carolina, North Dakota,
                           Ohio, Oklahoma, Pennsylvania, Rhode Island, South
                           Carolina, South Dakota, Tennessee, Utah, Vermont,
                           Virginia, West Virginia, Wisconsin, Wyoming

June 1, 1998               Connecticut

July 1, 1998               Minnesota, Montana, District of Columbia

October 1, 1998            Texas

February 1 1999            Massachusetts

PRIOR TO:                  IN THE STATES OF:
March 15, 1999             Florida, Maryland, Oregon

         If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

During the first contract year, the death benefit will be the greater of:

*   the contract value or
* the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

During any subsequent contract year, the death benefit will be the greater of:

*   the contract value or
* the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

         If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

*   the contract value or
* the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

         6.  ANNUITY PAYMENTS

         Annuity payments under the Lifestyle Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

         7.  ANNUITY VALUE GUARANTEE

         The Lifestyle Contract guarantees that, in those jurisdictions where permitted, under certain conditions the policy value available at the annuity commencement date will be the greater of the policy value or an amount reflecting the purchase payment and withdrawals made by the contract owner (the "Annuity Value Guarantee"). The New Contract does not have an Annuity Value Guarantee.

         8.  ANNUITY PURCHASE RATES

         The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Lifestyle Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 3% per year.

                                    * * * *

         Contract owners who do not wish to exchange their Lifestyle Contracts for the New Contracts may continue to make purchase payments to their Lifestyle Contracts. Or, they can keep their Lifestyle Contracts and buy a New Contract to which to apply additional purchase payments.

         The above comparison does not take into account differences between the Lifestyle Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Lifestyle Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Lifestyle Contract prospectuses.

                                   APPENDIX K

   EXCHANGE OFFER - MANAMERICA MULTI-ACCOUNT FLEXIBLE PAYMENT VARIABLE ANNUITY

EXCHANGE OFFER IN ALL STATES EXCEPT NEW HAMPSHIRE, NEW YORK AND THE TERRITORY OF GUAM

        In all states except New Hampshire, New York and the territory of Guam, the contracts described in this Prospectus ("New Contracts") may be issued in exchange for contracts previously issued by The Manufacturers Life Insurance Company of America ("ManAmerica"), an affiliate of the Company. The ManAmerica annuity contracts were offered through the Multi-Account Flexible Payment Variable Annuity ("Manulife Annuity Contract").

        The Company will permit an owner of an outstanding Manulife Annuity Contract to exchange the Manulife Annuity Contract for a New Contract without the imposition of a withdrawal charge at the time of exchange. For purposes of computing the applicable withdrawal charge upon any withdrawals made subsequent to the exchange, the New Contract will be deemed to have been issued on the date the Manulife Annuity Contract was issued, and any purchase payment credited to the Manulife Annuity Contract will be deemed to have been credited to the New Contract on the date it was credited under the Manulife Annuity Contract. The death benefit under the New Contract on the date of its issue will be the contract value under the Manulife Annuity Contract on the date of exchange, and will "step up" annually thereafter as described in paragraph "4." below.

        Manulife Annuity Contract owners interested in a possible exchange should carefully review both the Manulife Annuity Contract prospectus and the remainder of this Prospectus before deciding to make an exchange.

        AN EXCHANGE MAY NOT BE IN THE BEST INTERESTS OF AN OWNER OF AN MANULIFE ANNUITY CONTRACT. The Company believes that an exchange as described above will not be a taxable event for Federal tax purposes; however, any owner considering an exchange should consult a tax adviser. The Company reserves the right to terminate this exchange offer or to vary its terms at any time.

        THE PRINCIPAL DIFFERENCES BETWEEN THE MANULIFE ANNUITY CONTRACT AND THE NEW CONTRACT ARE AS FOLLOWS:

        1.      SEPARATE ACCOUNT ANNUAL EXPENSES; CONTRACT OWNER TRANSACTION
EXPENSES

        The New Contract and the Manulife Annuity Contract have different separate account and annual expenses as well as different contract owner transaction expenses as noted in the chart below:

NEW CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risk fees.............  1.25%
Administration fee - asset based............  0.15%
                                              -----
Total Separate Account Annual Expenses......  1.40%

NEW CONTRACT OWNER TRANSACTION EXPENSES

Annual Administration Fee...................  $30*
Dollar Cost Averaging Charge................  none

*The $30 annual administration fee will not be assessed prior to the maturity date if at the time of its assessment the sum of all investment accounts is greater than or equal to $100,000.

MANULIFE ANNUITY CONTRACT SEPARATE ACCOUNT ANNUAL EXPENSES
(as a percentage of average account value)

Separate Account Annual Expenses

Mortality and expense risk fees.............  1.00%
Total Separate Account Annual Expenses......  1.00%


MANULIFE ANNUITY CONTRACT CONTRACT OWNER TRANSACTION EXPENSES

Annual Contract Fee.........................  $30*
Dollar Cost Averaging Charge
   (if selected and applicable).............  $5**

*An administration fee equal to 2% of the total policy value up to a maximum of $30 is deducted during the accumulation period on the last day of a policy year if the total policy value on that date is less than $25,000. The fee is also deducted on a pro rata basis upon full surrender of a policy on a date other than the last day of a policy year.

**Transfers pursuant to the optional Dollar Cost Averaging program are free if policy value exceed $15,000 at the time of the transfer, but otherwise incur a $5 charge.

        2.      WITHDRAWAL CHARGES

        The withdrawal charges under the New Contract will be lower in certain cases. The withdrawal charges under the Manulife Annuity Contract and the New Contract are as follows:

                             NEW CONTRACT                            MANULIFE ANNUITY CONTRACT

         Number of Complete Years                           Number of Complete
           Purchase Payments In      Withdrawal Charge        Years Purchase        Withdrawal Charge
                 Contract                Percentage        Payments in Contract         Percentage
         ------------------------------------------------------------------------------------------------
                     0                       6%                      0                      8%
                     1                       6%                      1                      7%
                     2                       5%                      2                      6%
                     3                       5%                      3                      5%
                     4                       4%                      4                      4%
                     5                       3%                      5                      3%
                     6                       2%                      6                      2%
                     7+                      0%                      7                      1%
                                                                     8+                     0

        3. NUMBER OF VARIABLE INVESTMENT OPTIONS AND FIXED ACCOUNT INVESTMENT OPTIONS

        The Manulife Annuity Contract has eight variable investment options whereas the New Contract has thirty eight variable investment options. The Manulife Annuity Contract has a Guaranteed Interest Account whereas the New Contract offers five fixed account investment options: one, three, five and seven year guaranteed investment accounts and a dollar cost averaging fixed investment account, except in Florida, Maryland and Oregon where two fixed account investment options are offered: one year guaranteed investment account and a dollar cost averaging fixed investment account. The Manulife Annuity Contract Guaranteed Interest Account has a credited rate of interest that is subject to change each contract anniversary. The New Contract fixed account investment options have an interest rate guaranteed for the duration of the guaranteed period. See Appendix A in the Manulife Annuity Contract prospectus and "Fixed Account Investment Options" in the New Contract prospectus.

        4.      MINIMUM DEATH BENEFIT

        Differences Between Death Benefit of Manulife Annuity Contract and New Contract are as follows:

        Minimum Death Benefit for Manulife Annuity

        Manulife Annuity Contract does not have a minimum death benefit. Until a lump-sum distribution is made or an annuity option is elected, the variable policy value will continue to reflect the investment performance of the selected variable account unless a transfer or withdrawal is made by the beneficiary.

        Minimum Death Benefit for New Contracts

The death benefit varies by state and date of issue as follows.

A.      The following death benefit generally applies to contracts issued:

        ON OR AFTER:            IN THE STATES OF:
        May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                Colorado, Delaware, Georgia, Hawaii, Idaho,
                                Illinois, Indiana, Iowa, Kansas, Kentucky,
                                Louisiana, Maine, Michigan, Mississippi,
                                Missouri, Nebraska, Nevada, New Jersey, New
                                Mexico, North Carolina, North Dakota, Ohio,
                                Oklahoma, Pennsylvania, Rhode Island, South
                                Carolina, South Dakota, Tennessee, Utah,
                                Vermont, Virginia, West Virginia, Wisconsin,
                                Wyoming

        June 1, 1998            Connecticut

        July 1, 1998            Minnesota, Montana, District of Columbia

        October 1, 1998         Texas

        February 1, 1999        Massachusetts

        March 15, 1999          Florida, Maryland, Oregon

        If any owner dies and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

        During the first contract year, the death benefit will be the greater of:

                -       the contract value or
                - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

        During any subsequent contract year, the death benefit will be the greater of:

                -       the contract value or
                - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

        If any owner dies on or after his or her 81st birthday, the death benefit will be the greater of

                -       the contract value or
                - the death benefit on the last day of the contract year ending just prior to the owner's 81st birthday, plus any payments made, less amounts deducted in connection with partial withdrawals.

        If any owner dies and the oldest owner had an attained age of 81 years or greater on the contract date, the death benefit will be the greater of:

                -       the contract value or
                - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

B. The following death benefit generally applies to contracts issued in the states of Washington, Puerto Rico, and to contracts issued:

         PRIOR TO:               IN THE STATES OF:
         May 1, 1998             Alaska, Alabama, Arizona, Arkansas, California,
                                 Colorado, Delaware, Georgia, Hawaii, Idaho,
                                 Illinois, Indiana, Iowa, Kansas, Kentucky,
                                 Louisiana, Maine, Michigan, Mississippi,
                                 Missouri, Nebraska, Nevada, New Jersey, New
                                 Mexico, North Carolina, North Dakota, Ohio,
                                 Oklahoma, Pennsylvania, Rhode Island, South
                                 Carolina, South Dakota, Tennessee, Utah,
                                 Vermont, Virginia, West Virginia, Wisconsin,
                                 Wyoming

         June 1, 1998            Connecticut

         July 1, 1998            Minnesota, Montana, District of Columbia

         October 1, 1998         Texas

         February 1 1999         Massachusetts

         March 15, 1999          Florida, Maryland, Oregon

           If any owner dies on or prior to his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be determined as follows:

        During the first contract year, the death benefit will be the greater of:

                -       the contract value or
                - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

         During any subsequent contract year, the death benefit will be the greater of:

                -       the contract value or
                - the death benefit on the last day of the previous contract year, plus any purchase payments made and less any amounts deducted in connection with partial withdrawals since then.

        If any owner dies after his or her 85th birthday and the oldest owner had an attained age of less than 81 years on the contract date, the death benefit will be the greater of:

                -       the contract value or
                - the sum of all purchase payments made, less any amounts deducted in connection with partial withdrawals.

        If any owner dies and the oldest owner had an attained age greater than 80 on the contract date, the death benefit will be the contract value less any applicable withdrawal charges at the time of payment of benefits. For contracts issued on or after October 1, 1997, we will waive any withdrawal charges applied against the death benefit.

        5.      ANNUITY PURCHASE RATES

        The annuity purchase rates guaranteed in the New Contract are based on the 1983 Table A projected at Scale G, assume births in year 1942 and reflect an assumed interest rate of 3% per year. The annuity purchase rates guaranteed in the Manulife Annuity Contract are based on the 1983 Individual Annuity Mortality Tables and an assumed interest rate of 4% per year.

        6.      ANNUITY PAYMENTS

        Annuity payments under the Manulife Annuity Contract will be made on a fixed basis only whereas annuity payments under the New Contract may be made on a fixed or variable basis or a combination of fixed and variable bases.

        7.      MINIMUM GUARANTEED INTEREST RATE ON GUARANTEED INTEREST ACCOUNT

        The minimum guaranteed interest rate for the Manulife Annuity Contract Guaranteed Interest Account is 4% whereas the minimum guaranteed interest rate for the New Contract fixed account investment options is 3%.

                                     * * * *

        Contract owners who do not wish to exchange their Manulife Annuity Contract Contracts for the New Contracts may continue to make purchase payments to their Manulife Annuity Contracts. Or, they can keep their Manulife Annuity Contracts and buy a New Contract to which to apply additional purchase payments.

        The above comparison does not take into account differences between the Manulife Annuity Contracts, as amended by qualified plan endorsements, and the New Contracts, as amended by similar qualified plan endorsements. Owners using their Manulife Annuity Contract in connection with a qualified plan should consult a tax advisor. See also the Federal Tax Matters section of this prospectus and the Manulife Annuity Contract prospectuses.

                                   APPENDIX L

                              QUALIFIED PLAN TYPES

         Individual Retirement Annuities. Section 408 of the Code permits eligible individuals to contribute to an individual retirement program known as an "Individual Retirement Annuity" or "IRA." IRAs are subject to limits on the amounts that may be contributed, the persons who may be eligible and on the time when distributions may commence. Also, distributions from certain other types of qualified retirement plans may be "rolled over" on a tax-deferred basis into an IRA. The contract may not, however be used in connection with an "Education IRA" under Section 530 of the Code.

         IRAs generally may not provide life insurance coverage, but they may provide a death benefit that equals the greater of the premiums paid and the contract value. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that the contract's death benefit could be viewed as providing life insurance coverage with the result that the contract would not be viewed as satisfying the requirements of an IRA.

         Simplified Employee Pensions (SEP-IRAs). Section 408(k) of the Code allows employers to establish simplified employee pension plans for their employees, using the employees' IRAs for such purposes, if certain criteria are met. Under these plans the employer may, within specified limits, make deductible contributions on behalf of the employees to IRAs. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the treatment of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SEP-IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

         SIMPLE IRAs. Section 408(p) of the Code permits certain small employers to establish "SIMPLE retirement accounts," including SIMPLE IRAs, for their employees. Under SIMPLE IRAs, certain deductible contributions are made by both employees and employers. SIMPLE IRAs are subject to various requirements, including limits on the amounts that may be contributed, the persons who may be eligible, and the time when distributions may commence. As discussed above (see Individual Retirement Annuities), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which would include SIMPLE IRAs). Employers intending to use the contract in connection with such plans should seek competent advice.

         Roth IRAs. Section 408A of the Code permits eligible individuals to contribute to a type of IRA known as a "Roth IRA." Roth IRAs are generally subject to the same rules as non-Roth IRAs, but differ in certain respects.

         Among the differences is that contributions to a Roth IRA are not deductible and "qualified distributions" from a Roth IRA are excluded from income. A qualified distribution is a distribution that satisfies two requirements. First, the distribution must be made in a taxable year that is at least five years after the first taxable year for which a contribution to any Roth IRA established for the owner was made. Second, the distribution must be:

         -        made after the owner attains age 59 1/2;
         -        made after the owner's death;
         -        attributable to the owner being disabled; or
         - a qualified first-time homebuyer distribution within the meaning of Section 72(t)(2)(F) of the Code.

         In addition, distributions from Roth IRAs need not commence when the owner attains age 70 1/2 . A Roth IRA may accept a "qualified rollover contribution" from a non-Roth IRA, but a Roth IRA may not accept rollover contributions from other qualified plans.

         As described above (see "Individual Retirement Annuities"), there is some uncertainty regarding the proper characterization of the contract's death benefit for purposes of the tax rules governing IRAs (which include Roth IRAs). Furthermore, the state tax treatment of a Roth IRA may differ from the federal income tax treatment of a Roth IRA. If you intend to use the contract in connection with a Roth IRA, you should seek competent tax advice.

         Corporate and Self-Employed ("H.R. 10" and "Keogh") Pension and Profit-Sharing Plans. Sections 401(a) and 403(a) of the Code permit corporate employers to establish various types of tax-favored retirement plans for employees. The Self-Employed Individuals' Tax Retirement Act of 1962, as amended, commonly referred to as "H.R. 10" or "Keogh," permits self-employed individuals also to establish such tax-favored retirement plans for themselves and their employees. Such retirement plans may permit the purchase of the contracts in order to provide benefits under the plans. The contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such death benefit could be characterized as an incidental death benefit. There are limitations on the amount of incidental benefits that may be provided under pension and profit sharing plans. In addition, the provision of such benefits may result in current taxable income to participants. Employers intending to use the contract in connection with such plans should seek competent advice.

         Tax-Sheltered Annuities. Section 403(b) of the Code permits public school employees and employees of certain types of charitable, educational and scientific organizations specified in Section 501(c)(3) of the Code to have their employers purchase annuity contracts for them and, subject to certain limitations, to exclude the amount of purchase payments from gross income for tax purposes. These annuity contracts are commonly referred to as "tax-sheltered annuities." Purchasers of the contracts for such purposes should seek competent advice as to eligibility, limitations on permissible amounts of purchase payments and other tax consequences associated with the contracts. In particular, purchasers should consider that the contract provides a death benefit that in certain circumstances may exceed the greater of the purchase payments and the contract value. It is possible that such a death benefit could be characterized as an "incidental death benefit." If so, the contract owner could be deemed to receive currently taxable income. In addition, there are limitations on the amount of incidental benefits that may be provided under a tax-sheltered annuity. Even if the death benefit under the contract were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract as part of his or her tax-sheltered annuity plan.

         Tax-sheltered annuity contracts must contain restrictions on withdrawals of:

         - contributions made pursuant to a salary reduction agreement in years beginning after December 31, 1988,
         -        earnings on those contributions, and
         - earnings after 1988 on amounts attributable to salary reduction contributions (and earnings on those contributions) held as of the last day of the year beginning before January 1, 1989.

These amounts can be paid only if the employee has reached age 59 1/2, separated from service, died, or become disabled (within the meaning of the tax law), or in the case of hardship (within the meaning of the tax law). Amounts permitted to be distributed in the event of hardship are limited to actual contributions; earnings thereon cannot be distributed on account of hardship. Amounts subject to the withdrawal restrictions applicable to Section 403(b)(7) custodial accounts may be subject to more stringent restrictions. (These limitations on withdrawals do not apply to the extent we are directed to transfer some or all of the contract value to the issuer of another tax-sheltered annuity or into a
Section 403(b)(7) custodial account.)

         Deferred Compensation Plans of State and Local Governments and Tax-Exempt Organizations. Section 457 of the Code permits employees of state and local governments and tax-exempt organizations to defer a portion of their compensation without paying current taxes. The employees must be participants in an eligible deferred compensation plan. Generally, a contract purchased by a state or local government or a tax-exempt organization will not be treated as an annuity contract for federal income tax purposes. Those who intend to use the contract in connection with such a plan should seek competent advice.

--------------------------------------------------------------------------------
                       STATEMENT OF ADDITIONAL INFORMATION
                   THE MANUFACTURERS LIFE INSURANCE COMPANY OF
                        NORTH AMERICA SEPARATE ACCOUNT A
--------------------------------------------------------------------------------



                                       OF


                    THE MANUFACTURERS LIFE INSURANCE COMPANY
                                OF NORTH AMERICA



                  FLEXIBLE PURCHASE PAYMENT INDIVIDUAL DEFERRED
                 COMBINATION FIXED AND VARIABLE ANNUITY CONTRACT
                                NON-PARTICIPATING








         This Statement of Additional Information is not a Prospectus. It contains information in addition to that described in the Prospectus and should be read in conjunction with the Prospectus dated the same date as this Statement of Additional Information. The Prospectus may be obtained by writing The Manufacturers Life Insurance Company of North America at the mailing address of the Annuity Service Office, P.O. Box 9230, Boston, Massachusetts 02205-9230 or telephoning (800) 344-1029.


       The date of this Statement of Additional Information is May 1, 1999



            The Manufacturers Life Insurance Company of North America
                              116 Huntington Avenue
                           Boston, Massachusetts 02116
                                 (617) 266-6004
                                 (800) 344-1029

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


General Information and History............................................   3
Performance Data...........................................................   3
Services
       Independent Auditors................................................  21
       Servicing Agent.....................................................  22
       Principal Underwriter...............................................  22
Voting Interest............................................................  22
Cancellation of Contract...................................................  23
Financial Statements.......................................................  24

                         GENERAL INFORMATION AND HISTORY


         The Manufacturers Life Insurance Company of North America Separate Account A (the "VARIABLE ACCOUNT") is a separate investment account of The Manufacturers Life Insurance Company of North America ("WE" or "US"). We are a stock life insurance company organized under the laws of Delaware in 1979. Our principal office is located at 116 Huntington Avenue, Boston, Massachusetts 02116. Our ultimate parent of the Company is The Manufacturers Life Insurance Company ("Manulife"), a Canadian mutual life insurance company based in Toronto, Canada. Prior to January 1, 1996, we were a wholly owned subsidiary of North American Life Assurance Company ("NAL"), a Canadian mutual life insurance company. On January 1, 1996 NAL and Manulife merged with the combined company retaining the name Manulife.

         On January 20, 1998, the Board of Directors of Manulife asked the management of Manulife to prepare a plan for conversion of Manulife from a mutual life insurance company to an investor-owned, publicly-traded stock company. Any demutualization plan for Manulife is subject to the approval of the Manulife Board of Directors and Policyholders as well as regulatory approval.

                                PERFORMANCE DATA

         Each of the sub-accounts may in its advertising and sales materials quote total return figures. The sub-accounts may advertise both "standardized" and "non-standardized" total return figures, although standardized figures will always accompany non-standardized figures. Non-standardized total return figures may be quoted assuming both:

         -        redemption at the end of the time period, and
         -        not assuming redemption at the end of the time period.

Standardized figures include total return figures from:

         - the inception date of the sub-account of the Variable Account which invests in the portfolio, or
         -        ten years, whichever period is shorter.

Non-standardized figures include total return numbers from:

         -        inception date of the portfolio, or
         -        ten years, whichever period is shorter.

         Such figures will always include the average annual total return for recent one year and, when applicable, five and ten year periods, and where less than ten years, the inception date of the sub-account, in the case of standardized returns, and the inception date of the portfolio, in the case of non-standardized returns. Where the period since inception is less than one year, the total return quoted will be the aggregate return for the period. The average annual total return is the average annual compounded rate of return that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. The aggregate total return is the percentage change (not annualized) that equates a purchase payment to the market value of such purchase payment on the last day of the period for which such return is calculated. For purposes of the calculations it is assumed that an initial payment of $1,000 is made on the first day of the period for which the return is calculated.

         In calculating standardized return figures, all recurring charges (all asset charges (mortality and expense risk fees, administrative fees)) are reflected, and the asset charges are reflected in changes in unit values. Standardized total return figures will be quoted assuming redemption at the end of the period. Non-standardized total return figures reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns. Non-standardized total return figures not reflecting redemption at the end of the time period are calculated on the same basis as the standardized returns except that the calculations assume no redemption at the end of the period and do not reflect deduction of the annual contract fee. We believe such non-standardized figures not reflecting redemptions at the end of the time period are useful to contract owners who wish to assess the performance of an ongoing contract of the size that is meaningful to the individual contract owner.

         For total return figures quoted for periods prior to the commencement of the offering of the contract standardized performance data will be the historical performance of the Trust portfolio from the date the applicable sub-account of the Variable Account first became available for investment under other contracts offered by us; adjusted to reflect current contract charges. In the case of non-standardized performance, performance figures will be the historical performance of the Trust portfolio from the inception date of the portfolio (or in the case of the Trust portfolios created in connection with the merger of Manulife Series Fund, Inc. into the Trust, the inception date of the applicable predecessor Manulife Series Fund, Inc. portfolio), adjusted to reflect current contract charges.


                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998#
                 (NOT REFLECTING THE OPTIONAL INCOME RIDER FEE)

                                                            SINCE INCEPTION
                                                              OR 10 YEARS,
                                                              WHICHEVER IS       INCEPTION
TRUST PORTFOLIO                       1 YEAR       5 YEAR       SHORTER            DATE*
------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets         -11.04%         N/A        -23.67%           01/01/97

Science & Technology                  35.27%         N/A         21.78%           01/01/97

International Small Cap                4.24%         N/A          4.47%           03/04/96

Aggressive Growth                     -2.76%         N/A         -2.11%           01/01/97

Emerging Small Company                -6.70%         N/A          4.38%           01/01/97

Mid Cap Growth                        20.45%         N/A         14.57%           03/04/96

Mid Cap Blend                          1.95%       15.23%        12.39%+          06/18/85

Small Company Value                  -11.14%         N/A        -12.59%           10/01/97

Overseas                               0.60%         N/A          4.17%           01/09/95

International Stock                    7.25%         N/A          4.20%           01/01/97

Global Equity                          4.63%        8.67%         9.11%           03/18/88

Growth                                16.17%         N/A         21.27%           07/15/96

Large Cap Growth                      11.40%       12.20%         9.43%           08/03/89

Quantitative Equity                   18.53%         N/A         24.33%           01/01/97

Blue Chip Growth                      20.65%       17.72%        13.42%           12/11/92

Real Estate Securities               -20.01%         N/A         -3.51%           01/01/97

Value                                 -8.36%         N/A          5.19%           01/01/97

Growth and Income                     18.70%       20.23%        16.74%           04/23/91

Equity-Income                          1.77%       14.04%        14.12%           02/19/93

Income & Value                         7.43%        9.57%         8.13%           08/03/89


                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
TRUST PORTFOLIO                          1 YEAR       5 YEAR        SHORTER          DATE*
--------------------------------------------------------------------------------------------

Balanced                                  6.60%         N/A         12.08%          01/01/97

High Yield                               -4.19%         N/A          3.21%          01/01/97

Strategic Bond                           -5.55%        5.45%         6.09%          02/19/93

Global Bond                               0.29%        5.57%         7.72%          03/18/88

Investment Quality Bond                   1.33%        4.68%         5.58%+         06/18/85

Diversified Bond                          3.14%        6.70%         6.51%          08/03/89

U.S. Government Securities                0.18%        4.38%         6.67%          03/18/88

Money Market                             -2.05%        2.73%         3.76%+         06/18/85

Lifestyle Aggressive 1000                -2.26%         N/A          3.46%          01/07/97

Lifestyle Growth 820                     -1.02%         N/A          5.63%          01/07/97

Lifestyle Balanced 640                   -1.46%         N/A          5.51%          01/07/97

Lifestyle Moderate 460                    2.29%         N/A          7.44%          01/07/97

Lifestyle Conservative 280                2.70%         N/A          6.88%          01/07/97

Merrill Lynch Special Value
Focus - Class B                           1.84%         N/A         -4.62%          10/13/97

Merrill Lynch Basic Value
Focus - Class B                         -12.81%         N/A        -20.14%          10/13/97

Merrill Lynch Developing Capital
Markets Focus - Class B                 -34.12%         N/A        -39.49%          10/13/97



# See charts below for Ven 7 and Ven 8 total return figures.
* Inception date of the sub-account of the Variable Account which invests in the portfolio.
+ 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES#
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                 (NOT REFLECTING THE OPTIONAL INCOME RIDER FEE)

                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR        SHORTER        PORTFOLIO
--------------------------------------------------------------------------------------------
Pacific Rim Emerging Markets*           -11.04%         N/A         -9.34%          10/04/94

Science & Technology                     35.27%         N/A         21.78%          01/01/97

International Small Cap                   4.24%         N/A          4.47%          03/04/96

Aggressive Growth                        -2.76%         N/A         -2.11%          01/01/97

Emerging Small Company                   -6.70%         N/A          4.38%          01/01/97

Mid Cap Growth                           20.45%         N/A         14.57%          03/04/96

Overseas                                  0.60%         N/A          4.17%          01/09/95

International Stock                       7.25%         N/A          4.20%          01/01/97

Mid Cap Blend                             1.95%       15.23%        12.39%+         06/18/85

Small Company Value                     -11.14%         N/A        -12.59%          10/01/97

Global Equity                             4.36%        8.67%         9.11%          03/18/88

Growth                                   16.17%         N/A         21.27%          07/15/96

Large Cap Growth                         11.40%       12.20%         9.43%          08/03/89

Quantitative Equity*                     18.53%       16.95%        15.08%++        04/30/87

Blue Chip Growth                         20.65%       17.72%        13.42%          12/11/92

Real Estate Securities*                 -22.01%        6.15%        10.96%++        04/30/87

Value                                    -8.36%         N/A          5.19%          01/01/97

Growth and Income                        18.70%       20.23%        16.74%          04/23/91

Equity-Income                             1.77%       14.04%        14.12%          02/19/93

Income & Value                            7.43%        9.57%         8.13%          08/03/89

Balanced                                  6.60%         N/A         12.08%          01/01/97

High Yield                               -4.19%         N/A          3.21%          01/01/97

Strategic Bond                           -5.55%        5.45%         6.09%          02/19/93


                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,     INCEPTION
                                                                 WHICHEVER IS      DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR        SHORTER       PORTFOLIO
--------------------------------------------------------------------------------------------

Global Bond                              0.29%         5.57%         7.72%          03/18/88

Investment Quality Bond                  1.33%         4.68%         5.58%+         06/18/85

Diversified Bond                         3.14%         6.70%         6.51%          08/03/89

U.S. Government Securities               0.18%         4.38%         6.67%          03/18/88

Money Market                            -2.05%         2.73%         3.76%+         06/18/85

Lifestyle Aggressive 1000               -2.26%          N/A          3.46%          01/07/97

Lifestyle Growth 820                    -1.02%          N/A          5.63%          01/07/97

Lifestyle Balanced 640                  -1.46%          N/A          5.51%          01/07/97

Lifestyle Moderate 460                   2.29%          N/A          7.44%          01/07/97

Lifestyle Conservative 280               2.70%          N/A          6.88%          01/07/97

Merrill Lynch Special Value
Focus - Class B                          1.84%          N/A         -4.62%          10/13/97

Merrill Lynch Basic Value
Focus - Class B                        -12.81%          N/A        -20.14%          10/13/97

Merrill Lynch Developing Capital
Markets Focus - Class B                -34.12%          N/A        -39.49%          10/13/97


# See charts below for Ven 7 and Ven 8 total return figures.
* Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
+ 10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES#
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                 (NOT REFLECTING THE OPTIONAL INCOME RIDER FEE)

                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR        SHORTER        PORTFOLIO
--------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets*           -5.94%          N/A         -8.51%          10/04/94

Science & Technology                    41.33%          N/A         24.29%          01/01/97

International Small Cap                 10.31%          N/A          6.15%          03/04/96

Aggressive Growth                        2.87%          N/A          0.72%          01/01/97

Emerging Small Company                  -1.32%          N/A          7.28%          01/01/97

Mid Cap Growth                          26.51%          N/A         16.00%          03/04/96

Overseas                                 6.45%          N/A          5.32%          01/09/95

International Stock                     13.32%          N/A          7.12%          01/01/97

Mid Cap Blend                            7.89%        15.73%        12.43%+         06/18/85

Small Company Value                     -6.05%          N/A         -8.57%          01/01/97

Global Equity                           10.69%         9.30%         9.15%          03/18/88

Growth                                  22.23%          N/A         22.86%          07/15/96

Large Cap Growth                        17.47%        12.75%         9.49%          08/03/89

Quantitative Equity*                    24.59%        17.43%        15.11%++        04/30/87

Blue Chip Growth                        26.71%        18.19%        13.66%          12/11/92

Real Estate Securities*                -17.61%         6.82%        11.00%++        04/30/87

Value                                   -3.09%          N/A          8.07%          01/01/97

Growth and Income                       24.77%        20.66%        16.79%          04/23/91

Equity-Income                            7.69%        14.56%        14.44%          02/19/93

Income & Value                          13.49%        10.18%         8.18%          08/03/89

Balanced                                12.66%          N/A         14.79%          01/01/97

High Yield                               1.35%          N/A          6.14%          01/01/97

Strategic Bond                          -0.10%         6.15%         6.52%          02/19/93


                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR        SHORTER        PORTFOLIO
--------------------------------------------------------------------------------------------

Global Bond                              6.11%         6.27%         7.77%          03/18/88

Investment Quality Bond                  7.22%         5.39%         5.63%++        06/18/85

Diversified Bond                         9.14%         7.37%         6.57%          08/03/89

U.S. Government Securities               6.00%         5.11%         6.72%          03/18/88

Money Market                             3.63%         3.49%         3.81%++        06/18/85

Lifestyle Aggressive 1000                3.40%          N/A          6.41%          01/07/97

Lifestyle Growth 820                     4.73%          N/A          8.53%          01/07/97

Lifestyle Balanced 640                   4.25%          N/A          8.40%          01/07/97

Lifestyle Moderate 460                   8.24%          N/A         10.28%          01/07/97

Lifestyle Conservative 280               8.68%          N/A          9.74%          01/07/97

Merrill Lynch Special Value
Focus - Class B                          7.76%          N/A         -0.06%          10/13/97

Merrill Lynch Basic Value
Focus - Class B                         -7.82%          N/A        -16.41%          10/13/97

Merrill Lynch Developing Capital
Markets Focus - Class B                -30.49%          N/A        -36.81%          10/13/97




#  See charts below for Ven 7 and Ven 8 total return figures.
* Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
++ 10 year average annual return.

                STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998
                   (REFLECTING THE OPTIONAL INCOME RIDER FEE)

                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
TRUST PORTFOLIO                          1 YEAR       5 YEAR        SHORTER          DATE*
--------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets           -11.29%          N/A        -23.29%          01/01/97

Science & Technology                    35.00%          N/A         21.54%          01/01/97

International Small Cap                  3.98%          N/A          4.20%          03/04/96

Aggressive Growth                       -3.01%          N/A         -2.35%          01/01/97

Emerging Small Company                  -6.95%          N/A          4.15%          01/01/97

Mid Cap Growth                         20.418           N/A         14.28%          03/04/96

Overseas                                 0.35%          N/A          3.90%          01/09/95

International Stock                      6.99%          N/A          3.96%          01/01/97

Mid Cap Blend                            1.70%        14.99%        12.16%+         06/18/85

Small Company Value                    -11.39%          N/A        -12.98%          10/01/97

Global Equity                            4373%         8.40%         8.85%          03/18/88

Growth                                  15.90%          N/A         20.99%          07/15/96

Large Cap Growth                        11.14%        11.94%         9.15%          08/03/89

Quantitative Equity                     18.27%          N/A         24.11%          01/01/97

Blue Chip Growth                        20.38%        17.47%        13.11%          12/11/92

Real Estate Securities                 -22.26%          N/A         -3.73%          01/01/97

Value                                   -8.61%          N/A          4.96%          01/01/97

Growth and Income                       18.44%        20.00%        16.49%          04/23/91

Equity-Income                            1.52%        13.80%        13.89%          02/19/93

Income & Value                           7.17%         9.31%         7.84%          08/03/89




                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS     INCEPTION
TRUST PORTFOLIO                          1 YEAR       5 YEAR        SHORTER          DATE*
--------------------------------------------------------------------------------------------

Balanced                                 6.33%          N/A         11.85%          01/01/97

High Yield                              -4.44%          N/A          2.97%          01/01/97

Strategic Bond                          -5.80%         5.17%         5.82%          02/19/93

Global Bond                              0.04%         5.30%         7.47%          03/18/88

Investment Quality Bond                  1.08%         4.39%         5.30%+         06/18/85

Diversified Bond                         2.89%         6.42%         6.22%          08/03/89

U.S. Government Securities              -0.07%         4.10%         6.42%          03/18/88

Money Market                            -2.30%         2.44%         3.47%+         06/18/85

Lifestyle Aggressive 1000               -2.51%          N/A          3.22%          01/07/97

Lifestyle Growth 820                    -1.26%          N/A          5.39%          01/07/97

Lifestyle Balanced 640                  -1.71%          N/A          5.27%          01/07/97

Lifestyle Moderate 460                   2.04%          N/A          7.20%          01/07/97

Lifestyle Conservative 280               2.45%          N/A          6.64%          01/07/97

Merrill Lynch Special Value
Focus - Class B                          1.59%          N/A         -5.02%          10/13/97

Merrill Lynch Basic Value
Focus - Class B                        -13.06%          N/A        -20.60%          10/13/97

Merrill Lynch Developing Capital
Markets Focus - Class B                -34.37%          N/A        -39.91%          10/13/97



* Inception date of the sub-account of the Variable Account which invests in the portfolio.
+  10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                   (REFLECTING THE OPTIONAL INCOME RIDER FEE)

                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR       SHORTER         PORTFOLIO
--------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets*          -11.29%          N/A         -9.72%          10/04/94

Science & Technology                    35.00%          N/A         21.54%          01/01/97

International Small Cap                  3.98%          N/A          4.20%          03/04/96

Aggressive Growth                       -3.01%          N/A         -2.35%          01/01/97

Emerging Small Company                  -6.95%          N/A          4.15%          01/01/97

Mid Cap Growth                          20.18%          N/A         14.28%          03/04/96

Overseas                                 0.35%          N/A          3.90%          01/09/95

International Stock                      6.99%          N/A          3.96%          01/01/97

Mid Cap Blend                            1.70%        14.99%        12.16%+         06/18/85

Small Company Value                    -11.39%          N/A        -12.98%          10/01/97

Global Equity                            4.37%         8.40%         8.85%          03/18/88

Growth                                  15.90%          N/A         20.99%          07/15/96

Large Cap Growth                        11.14%        1.940%         9.15%          08/03/89

Quantitative Equity*                    18.27%        16.70%        14.87%++        04/30/87

Blue Chip Growth                        20.38%        17.47%        13.11%          12/11/92

Real Estate Securities*                -22.26%         5.89%        10.75%++        04/30/87

Value                                   -8.61%          N/A          4.96%          01/01/97

Growth and Income                       18.44%        20.00%        16.49%          04/23/91

Equity-Income                            1.52%        13.80%        13.89%          02/19/93

Income & Value                           7.17%         9.31%         7.84%          08/03/89

Balanced                                 6.33%          N/A         11.85%          01/01/97

High Yield                              -4.44%          N/A          2.97%          01/01/97

Strategic Bond                          -5.80          5.17%         5.82%          02/19/93



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR       SHORTER         PORTFOLIO
--------------------------------------------------------------------------------------------

Global Bond                              0.04%         5.30%         7.47%          03/18/88

Investment Quality Bond                  1.08%         4.39%         5.30%+         06/18/85

Diversified Bond                         2.89%         6.42%         6.22%          08/03/89

U.S. Government Securities              -0.07%         4.10%         6.42%          03/18/88

Money Market                            -2.30%         2.44%         3.47%+         06/18/85

Lifestyle Aggressive 1000               -2.51%          N/A          3.22%          01/07/97

Lifestyle Growth 820                    -1.26%          N/A          5.39%          01/07/97

Lifestyle Balanced 640                  -1.71%          N/A          5.27%          01/07/97

Lifestyle Moderate 460                   2.04%          N/A          7.20%          01/07/97

Lifestyle Conservative 280               2.45%          N/A          6.64%          01/07/97

Merrill Lynch Special Value
Focus - Class B                          1.59%          N/A         -5.02%          10/13/97

Merrill Lynch Basic Value
Focus - Class B                        -13.06%          N/A        -20.60%          10/13/97

Merrill Lynch Developing Capital
Markets Focus - Class B                -34.37%          N/A        -39.91%          10/13/97



* Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
+  10 year average annual return.

              NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998
                   (REFLECTING THE OPTIONAL INCOME RIDER FEE)

                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR       SHORTER         PORTFOLIO
--------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets*           -6.20%          N/A         -8.81%          10/04/94

Science & Technology                    41.06%          N/A         24.14%          01/01/97

International Small Cap                 10.04%          N/A          5.95%          03/04/96

Aggressive Growth                        2.60%          N/A          0.58%          01/01/97

Emerging Small Company                  -1.58%          N/A          7.16%          01/01/97

Mid Cap Growth                          26.25%          N/A         15.78%          03/04/96

Overseas                                 6.18%          N/A          5.12%          01/09/95

International Stock                     13.05%          N/A          6.98%          01/01/97

Mid Cap Blend                            7.62%        15.50%        12.20%+         06/18/85

Small Company Value                     -6.31%          N/A         -8.80%          01/01/97

Global Equity                           10.43%         9.03%         8.90%          03/18/88

Growth                                  21.96%          N/A         22.64%          07/15/96

Large Cap Growth                        17.20%        12.50%         9.22%          08/03/89

Quantitative Equity*                    24.33%        17.18%        14.91%++        04/30/87

Blue Chip Growth                        26.44%        17.94%        13.37%          12/11/92

Real Estate Securities*                -17.87%         6.57%        10.79%++        04/30/87

Value                                   -3.35%          N/A          7.95%          01/01/97

Growth and Income                       25.50%        20.43%        16.55%          04/23/91

Equity-Income                            7.43%        14.32%        14.23%          02/19/93

Income & Value                          13.23%         9.92%         7.92%          08/03/89

Balanced                                12.39%          N/A         14.66%          01/01/97

High Yield                               1.09%          N/A          6.02%          01/01/97

Strategic Bond                          -0.36%         5.88%         6.30%          02/19/93



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR       SHORTER         PORTFOLIO
--------------------------------------------------------------------------------------------

Global Bond                              5.85%         6.00%         7.52%          03/18/88

Investment Quality Bond                  6.95%         5.11%         5.35%+         06/18/85

Diversified Bond                         8.88%         7.10%         6.30%          08/03/89

U.S. Government Securities               5.73%         4.83%         6.47%          03/18/88

Money Market                             3.36%         3.21%         3.52%+         06/18/85

Lifestyle Aggressive 1000                3.14%          N/A          6.28%          01/07/97

Lifestyle Growth 820                     4.46%          N/A          8.40%          01/07/97

Lifestyle Balanced 640                   3.99%          N/A          8.28%          01/07/97

Lifestyle Moderate 460                   7.98%          N/A         10.15%          01/07/97

Lifestyle Conservative 280               8.42%          N/A          9.61%          01/07/97

Merrill Lynch Special Value
Focus - Class B                          7.50%          N/A         -0.30%          10/13/97

Merrill Lynch Basic Value
Focus - Class B                         -8.08%          N/A        -16.70%          10/13/97

Merrill Lynch Developing Capital
Markets Focus - Class B                -30.76%          N/A        -37.05%          10/13/97



* Performance for each of these sub-accounts is based on the historical performance of the portfolio, adjusted to reflect current contract charges. On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996.
+  10 year average annual return.

        VEN 7 AND VEN 8 STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
                       CALCULATED AS OF DECEMBER 31, 1998

                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS      INCEPTION
TRUST PORTFOLIO                          1 YEAR       5 YEAR        SHORTER           DATE*
--------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets           -11.04%          N/A        -23.67           01/01/97

Science & Technology                    35.27%          N/A         21.78%          01/01/97

International Small Cap                  4.24%          N/A          4.47%          03/04/96

Aggressive Growth                       -2.76%          N/A         -2.11%          01/01/97

Emerging Small Company                  -6.70%          N/A          4.38%          01/01/97

Mid Cap Growth                          20.45%          N/A         14.57%          03/04/96

Overseas                                 0.60%          N/A          4.39%          01/09/95

International Stock                      7.25%          N/A          4.20%          01/01/97

Mid Cap Blend                            1.95%        15.34%        12.39%+         06/18/85

Small Company Value                    -11.14%          N/A        -12.59%          10/01/97

Global Equity                            4.63%         8.82%         9.11%          03/18/88

Growth                                  16.17%          N/A         21.27%          07/15/96

Large Cap Growth                        11.40%        12.33%         9.43%          08/03/89

Quantitative Equity                     18.53%          N/A         24.33%          01/01/97

Blue Chip Growth                        20.65%        17.83%        13.59%          12/11/92

Real Estate Securities                 -22.01%          N/A         -3.51%          01/01/97

Value                                   -8.36%          N/A          5.19%          01/01/97

Growth and Income                       18.70%        20.33%        16.74%          04/23/91

Equity-Income                            1.77%        14.16%        14.21%          02/19/93

Income & Value                           7.43%         9.71%         8.13%          08/03/89

Balanced                                 6.60%          N/A         12.08%          01/01/97

High Yield                              -4.19%          N/A          3.21%          01/01/97

Strategic Bond                          -5.55%         5.61          6.21%          02/19/93

Global Bond                              0.29%         5.73%         7.72%          03/18/88


                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,
                                                                 WHICHEVER IS      INCEPTION
TRUST PORTFOLIO                          1 YEAR       5 YEAR        SHORTER          DATE*
--------------------------------------------------------------------------------------------

Investment Quality Bond                  1.33%         4.84%         5.58%+         06/18/85

Diversified Bond                         3.14%         6.85%         6.51%          08/03/89

U.S. Government Securities               0.18%         4.55%         6.67%          03/18/88

Money Market                            -2.05%         2.90%         3.76%+         06/18/85

Lifestyle Aggressive 1000               -2.26%          N/A          3.46%          01/07/97

Lifestyle Growth 820                    -1.02%          N/A          5.63%          01/07/97

Lifestyle Balanced 640                  -1.46%          N/A          5.51%          01/07/97

Lifestyle Moderate 460                   2.29%          N/A          7.44%          01/07/97

Lifestyle Conservative 280               2.70%          N/A          6.88%          01/07/97

Merrill Lynch Special Value
Focus - Class B                          1.84%          N/A         -4.62%          10/13/97

Merrill Lynch Basic Value
Focus - Class B                        -12.81%          N/A        -20.14%          10/13/97

Merrill Lynch Developing Capital
Markets Focus - Class B                -34.12%          N/A        -39.49%          10/13/97



* Inception date of the sub-account of the Variable Account which invests in the portfolio.
+  10 year average annual return.

      VEN 7 AND VEN 8 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
               (ASSUMING REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998

                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR       SHORTER         PORTFOLIO
--------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets*          -11.04%          N/A         -9.15%          10/04/94

Science & Technology                    35.27%          N/A         21.78%          01/01/97

International Small Cap                  4.24%          N/A          4.47%          03/04/96

Aggressive Growth                       -2.76%          N/A         -2.11%          01/01/97

Emerging Small Company                  -6.70%          N/A          4.38%          01/01/97

Mid Cap Growth                          20.45%          N/A         14.57%          03/04/96

Overseas                                 0.60%          N/A          4.39%          01/09/95

International Stock                      7.25%          N/A          4.20%          01/01/97

Mid Cap Blend                            1.95%        15.34%        12.39%+         06/18/85

Small Company Value                    -11.14%          N/A        -12.59%          10/01/97

Global Equity                            4.63%         8.82%         9.11%          03/18/88

Growth                                  16.17%          N/A         21.27%          07/15/96

Large Cap Growth                        11.40%        12.33%         9.43%          08/03/89

Quantitative Equity*                    18.53%        17.06%        15.08%++        04/30/87

Blue Chip Growth                        20.65%        17.83%        13.59%          12/11/92

Real Estate Securities*                -22.01%         6.30%        10.96%++        04/30/87

Value                                   -8.36           N/A          5.19%          01/01/97

Growth and Income                       18.70%        20.33%        16.74%          04/23/91

Equity-Income                            1.77%        14.16%        14.21%          02/19/93

Income & Value                           7.43%         9.71%         8.13%          08/03/89

Balanced                                 6.60%          N/A         12.08%          01/01/97

High Yield                              -4.19%          N/A          3.21%          01/01/97

Strategic Bond                          -5.55%         5.61%         6.21%          02/19/93



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR       SHORTER         PORTFOLIO
--------------------------------------------------------------------------------------------

Global Bond                              0.29%         5.73%         7.72%          03/18/88

Investment Quality Bond                  1.33%         4.84%         5.58%+         06/18/85

Diversified Bond                         3.14%         6.85%         6.51%          08/03/89

U.S. Government Securities               0.18%         4.55%         6.67%          03/18/88

Money Market                            -2.05%         2.90%         3.76%+         06/18/85

Lifestyle Aggressive 1000               -2.26%          N/A          3.46%          01/07/97

Lifestyle Growth 820                    -1.02           N/A          5.63%          01/07/97

Lifestyle Balanced 640                  -1.46%          N/A          5.51%          01/07/97

Lifestyle Moderate 460                   2.29%          N/A          7.44%          01/07/97

Lifestyle Conservative 280               2.70%          N/A          6.88%          01/07/97

Merrill Lynch Special Value
Focus - Class B                          1.84%          N/A         -4.62%          10/13/97

Merrill Lynch Basic Value
Focus - Class B                        -12.81%          N/A        -20.14%          10/13/97

Merrill Lynch Developing Capital
Markets Focus - Class B                -34.12%          N/A        -39.49%          10/13/97




* On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996. Performance for each of these sub-accounts is based on the historical expenses and performance of the predecessor Manulife Series Fund, Inc. portfolio, adjusted to reflect current contract charges, and, therefore, does not reflect for periods prior to December 31, 1996 the current Trust portfolio expenses that an investor would incur as a holder of units of the sub-account.
+  10 year average annual return.

      VEN 7 AND VEN 8 NON-STANDARDIZED AVERAGE ANNUAL TOTAL RETURN FIGURES
             (ASSUMING NO REDEMPTION AT THE END OF THE TIME PERIOD)
                       CALCULATED AS OF DECEMBER 31, 1998

                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR       SHORTER         PORTFOLIO
--------------------------------------------------------------------------------------------

Pacific Rim Emerging Markets*           -5.94%          N/A        -8.51%           10/04/94

Science & Technology                    41.33%          N/A        24.29%           01/01/97

International Small Cap                 10.31%          N/A         6.15%           03/04/96

Aggressive Growth                        2.87%          N/A         0.72%           01/01/97

Emerging Small Company                  -1.32%          N/A         7.28%           01/01/97

Mid Cap Growth                          26.51%          N/A        16.00%           03/04/96

Overseas                                 6.45%          N/A         5.32%           01/09/95

International Stock                     13.32%          N/A         7.12%           01/01/97

Mid Cap Blend                            7.89%        15.73%       12.43%+          06/18/85

Small Company Value                     -6.05%          N/A        -8.57%           10/01/97

Global Equity                           10.69%         9.30%        9.15%           03/18/88

Growth                                  22.23%          N/A        22.86%           07/15/96

Large Cap Growth                        17.47%        12.75%        9.49%           08/03/89

Quantitative Equity*                    24.59%        17.43%       15.11%++         04/30/87

Blue Chip Growth                        26.71%        18.19%       13.66%           12/11/92

Real Estate Securities*                -17.61%         6.82%       11.00%++         04/30/87

Value                                   -3.09%          N/A         8.07%           01/01/97

Growth and Income                       24.77%        20.66%       16.79%           04/23/91

Equity-Income                            7.69%        14.56%       14.44%           02/19/93

Income & Value                          13.49%        10.18%        8.18%           08/03/89

Balanced                                12.66%          N/A        14.79%           01/01/97

High Yield                               1.35%          N/A         6.14%           01/01/97

Strategic Bond                          -0.10%         6.15%        6.52%           02/19/93

Global Bond                              6.11%         6.27%        7.77%           03/18/88

Investment Quality Bond                  7.22%         5.39%        5.63%+          06/18/85

Diversified Bond                         9.14%         7.37%        6.57%           08/03/89

U.S. Government Securities               6.00%         5.11%        6.72%           03/18/88

Money Market                             3.63%         3.49%        3.81%+          06/18/85

Lifestyle Aggressive 1000                3.40%          N/A         6.41%           01/07/97



                                                               SINCE INCEPTION
                                                                 OR 10 YEARS,      INCEPTION
                                                                 WHICHEVER IS       DATE OF
TRUST PORTFOLIO                          1 YEAR       5 YEAR       SHORTER         PORTFOLIO
--------------------------------------------------------------------------------------------

Lifestyle Growth 820                     4.73%          N/A          8.53%          01/07/97

Lifestyle Balanced 640                   4.25%          N/A          8.40%          01/07/97

Lifestyle Moderate 460                   8.24%          N/A         10.28%          01/07/97

Lifestyle Conservative 280               8.68%          N/A          9.74%          01/07/97

Merrill Lynch Special Value
Focus - Class B                          7.76%          N/A         -0.06%          10/13/97

Merrill Lynch Basic Value
Focus - Class B                         -7.82%          N/A        -16.41%          10/13/97

Merrill Lynch Developing Capital
Markets Focus - Class B                -30.49           N/A        -36.81%          10/13/97



* On December 31, 1996, Manulife Series Fund, Inc. merged with the Trust. Performance presented for these sub-accounts is based upon the performance of the respective predecessor Manulife Series Fund, Inc. portfolio for periods prior to December 31, 1996. Performance for each of these sub-accounts is based on the historical expenses and performance of the predecessor Manulife Series Fund, Inc. portfolio, adjusted to reflect current contract charges, and, therefore, does not reflect for periods prior to December 31, 1996 the current Trust portfolio expenses that an investor would incur as a holder of units of the sub-account.
+  10 year average annual return.


                                    * * * * *

         In addition to the non-standardized returns quoted above, each of the sub-accounts may from time to time quote aggregate non-standardized total returns calculated in the same manner as set forth above for other time periods. From time to time the Trust may include in its advertising and sales literature general discussions of economic theories, including but not limited to, discussions on how demographic and political trends can affect the financial markets. Further, the Trust may also include in its advertising and sales literature specific information on each of the Trust's subadvisers, including but not limited to, research capabilities of a subadviser, assets under management, information relating to other clients of a subadviser, and other generalized information.


                                    SERVICES

INDEPENDENT AUDITORS

         The financial statements of the Company and the Variable Account at December 31, 1998 and 1997 and for the years then ended appearing in this Statement of Additional Information have been audited by Ernst & Young LLP, independent auditors, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.

         Our financial statements which are included in the Statement of Additional Information should be considered only as bearing on our ability to meet our obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the Variable Account.

SERVICING AGENT

         Computer Sciences Corporation Financial Services Group ("CSC FSG") provides to us a computerized data processing recordkeeping system for variable annuity administration. CSC FSG provides various daily, semimonthly, monthly, semiannual and annual reports including:

          -    daily updates on:
               -    accumulation unit values,
               -    variable annuity participants and transactions,
               -    agent production and commissions;
               -    semimonthly commission statements;
          - monthly summaries of agent production and daily transaction reports;
          -    semiannual statements for contract owners;
          -    and annual contract owner tax reports.

We pay CSC FSG approximately $7.80 per policy per year, plus certain other fees for the services provided.

PRINCIPAL UNDERWRITER

         Manufacturers Securities Services, LLC ("MSS"), the successor to NASL Financial Services, Inc., a Delaware limited liability company controlled by us, serves as principal underwriter of the contracts. Contracts are offered on a continuous basis. The aggregate dollar amount of underwriting commissions paid to MSS in 1998 and 1997 were $_______ and $29,615,342, respectively. The aggregate dollar amount of underwriting commissions paid to NASL Financial Services, Inc. in 1997 and 1996 were $75,864,399 and $83,031,288, respectively. Neither MSS nor NASL Financial Services, Inc. retained any of these amounts during such periods.

VOTING INTEREST

       As stated in the prospectus, we will vote shares of the Trust portfolios held in the Variable Account at the Trust's shareholder meetings according to voting instructions received from the persons having the voting interest under the contracts.

       Accumulation Period. During the accumulation period, the contract owner has the voting interest under a contract. The number of votes for each portfolio for which voting instructions may be given is determined by dividing the value of the investment account corresponding to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

       Pay-out Period. During the pay-out period, the annuitant has the voting interest under a contract. The number of votes as to each portfolio for which voting instructions may be given is determined by dividing the reserve for the contract allocated to the sub-account in which such portfolio shares are held by the net asset value per share of that portfolio.

       Generally, the number of votes tends to decrease as annuity payments progress since the amount of reserves attributable to a contract will usually decrease after commencement of annuity payments. We will determine the number of portfolio shares for which voting instructions may be given not more than 90 days prior to the meeting.

                            CANCELLATION OF CONTRACT

         We may, at our option, cancel a contract at the end of any two consecutive contract years in which no purchase payments by or on behalf of you have been made, if both:

         - the total purchase payments made for the contract, less any withdrawals, are less than $2,000; and
         - the contract value at the end of such two year period is less than $2,000.

We, as a matter of administrative practice, will attempt to notify you prior to such cancellation in order to allow you to make the necessary purchase payment to keep the contract in force. The cancellation of contract provisions may vary in certain states in order to comply with the requirements of insurance laws and regulations in such states.

                                     PART C


                                OTHER INFORMATION

Item 24. FINANCIAL STATEMENTS AND EXHIBITS

    (a)   Financial Statements

          (1) Financial Statements of the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, formerly NASL Variable Account (Part B of the registration statement). TO BE FILED BY AMENDMENT

          (2) Financial Statements of the Depositor, The Manufacturers Life Insurance Company of North America, formerly North American Security Life Insurance Company (Part B of the registration statement). TO BE FILED BY AMENDMENT


    (b)   Exhibits

          (1) (i) Resolution of the Board of Directors of North American Security Life Insurance Company establishing the NASL Variable Account -- Incorporated by reference to Exhibit
                    (b)(1)(i) to Form N-4, file number 33-76162, filed February 25, 1998.

              (ii) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated May 30, 1995 -- Previously filed as Exhibit (b)(1)(ii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

              (iii) Resolution of the Board of Directors of North American
                    Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iii) to post effective amendment no. 3 to Form N-4 filed February 28, 1997.

              (iv) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create additional sub-accounts, dated September 30, 1996 -- Previously filed as Exhibit (b)(1)(iv) to post effective amendment no. 3 to Form N-4 filed February 28, 1997.

              (v) Resolution of the Board of Directors of North American Security Life Insurance Company redesignating existing sub-accounts and dividing the NASL Variable Account to create four additional sub-accounts dated September 26, 1997 -- Incorporated by reference to Exhibit (b)(1)(v) to Form N-4, file number 33-76162 filed February 25, 1998.

          (2) Agreements for custody of securities and similar investments - Not Applicable.


          (3) (i) Underwriting Agreement between North American Security Life Insurance Company (Depositor) and NASL Financial Services, Inc. (Underwriter) -- Incorporated by reference to Exhibit
                    (b)(3)(i) to Form N-4, file number 33-76162, filed March 1, 1999.

              (ii) Promotional Agent Agreement between NASL Financial Services, Inc. (Underwriter), North American Security Life Insurance Company (Depositor) and Wood Logan Associates, Inc. (Promotional Agent) and NAWL Holding Company, Inc. -- Previously filed as Exhibit (b)(3)(iii) to post effective amendment no. 3 to Form N-4 filed February 28, 1997.

              (iii) Amendment to Promotional Agent Agreement - Incorporated by
                    reference to Exhibit (b)(3)(iii) to Form N-4, file number 33-76162, filed February 25, 1998

              (iv) Form of Selling Agreement between The Manufacturers Life Insurance Company of North America, Manufacturers Securities Services, LLC, Selling Broker-Dealer and General Agent -- Incorporated by reference to Exhibit (b)(3)(iv) to Form N-4, file number 33-76162, filed February 25, 1998.

          (4) (i) Specimen Flexible Payment Deferred Combination Fixed and Variable Group Annuity Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(i) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

              (ii) Specimen Certificate Under Flexible Payment Deferred Combination Fixed and Variable Group Annuity Contract, Non-Participating -- Previously filed as Exhibit (b)(4)(ii) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

              (iii) Specimen Endorsements to Contract: (i) Individual Retirement
                    Annuity Endorsement; (ii) ERISA Tax-sheltered Annuity Endorsement; (iii) Tax-sheltered Annuity Endorsement; (iv)
                    Section 401 Plans Endorsement; (v) Texas Optional Retirement Program Endorsement; (vi) Qualified Contract Provisions;
                    (vii) Fixed Account Endorsement; (viii) Death Benefit Endorsement -- Previously filed as Exhibit (b)(4)(iii) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

              (iv) Specimen Death Benefit Endorsements to Contract (apply to certain prior contracts only) -- Previously filed as Exhibit
                    (b)(4)(iv) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

              (v) Change of Name Endorsement -- Incorporated by reference to Exhibit (4)(v) to post-effective amendment no. 1 to Form S-1, file number 333-6011 filed October 9, 1997.


              (vi)  Fixed Account Endorsement - Filed herein.

              (vii) Roth Individual Retirement Annuity Endorsement -
                    Incorporated by reference to Exhibit (b)(4)(ii)(F) to Form N-4, file number 33-76162, filed March 1, 1999.


          (5) (i) Specimen Group Holder Application for Flexible Payment Deferred Combination Fixed and Variable Group Annuity Contract -- Previously filed as Exhibit (b)(5)(i) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.

              (ii) Specimen Participant Application for the Flexible Payment Deferred Combination Fixed and Variable Group Annuity Application -- Previously filed as Exhibit (b)(5)(ii) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.


              (iii) Specimen Application for the Flexible Payment Deferred
                    Combination Fixed and Variable Annuity Application - Incorporated by reference to Exhibit (5)(i)(B) to post effective amendment no. 6 to Form N-4, file number 33-76162, filed March 1, 1999.


          (6) (i) Certificate of Incorporation of North American Security Life Insurance Company -- Incorporated by reference to Exhibit
                    (3)(i) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

              (ii) Certificate of Amendment of Certificate of Incorporation of the Company, Name Change July 1984 -- Incorporated by reference to Exhibit (3)(i)(a) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

              (iii) Certificate of Amendment of Certificate of Incorporation of
                    the Company, Authorization of Capital December 1994 -- Incorporated by reference to Exhibit (3)(i)(b) to Form 10Q of The Manufacturers Life Insurance Company of North America, filed November 14, 1997.

              (iv) Certificate of Amendment of Certificate of Incorporation, Name change March 1997 -- Incorporated by reference to Exhibit (3)(i)(a) to post effective amendment no. 1 to Form S-1 on behalf of The Manufacturers Life Insurance Company of North America, file number 333-6011, filed October 9, 1997.

              (v) Certificate of Amendment of Certificate of Incorporation of the Company, Registered Agent July 1997 -- Incorporated by reference to Exhibit (3)(i)(c) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

              (vi) Amended and Restated By-laws of The Manufacturers Life Insurance Company of North America -- Incorporated by reference to Exhibit (3)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

          (7) (i) Contract of reinsurance in connection with the variable annuity contracts being offered - Form of Reinsurance and Accounts Receivable Agreements between North American Security Life Insurance Company and ITT Lyndon Life, effective December 31, 1993, and amendments -- Incorporated by reference to Exhibit (b)(7)(i) to Form N-4, file number 33-76162, filed February 25, 1998.

              (ii)  (A)   Contract of reinsurance in connection with the
                          variable annuity contracts being offered - Variable
                          Annuity Guaranteed Death Benefit Reinsurance Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995--Previously filed as Exhibit
                          (b)(7)(ii) to post-effective amendment no. 2 to Form
                          N-4 filed March 1, 1996.

                    (B) Contract of reinsurance in connection with the variable annuity contracts being offered - Variable Annuity Guaranteed Death Benefit Reinsurance Contract between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1995--Previously filed as Exhibit
                          (b)(7)(iii) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.


                    (C) Contract of reinsurance in connection with variable annuity contracts being offered - Reinsurance and Guaranteed Death Benefits Agreement between North American Security Life Insurance Company and Connecticut General Life Insurance Company, effective July 1, 1998 (VEN 20 Series) - Incorporated by reference to Exhibit (b)(7)(A)(ii) to Form N-4, file number 33-76162, filed March 1, 1999.


              (iii) Contract of reinsurance in connection with the variable annuity contracts being offered - Automatic Reinsurance Agreement between North American Security Life Insurance Company and Swiss Re America, effective August 1, 1995 -- Previously filed as Exhibit (b)(7)(iv) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

              (iv) Contract of reinsurance in connection with the variable annuity contracts being offered - Reinsurance Agreement between North American Security Life Insurance Company and PaineWebber Life Insurance Company, effective December 31, 1994 -- Previously filed as Exhibit (b)(7)(v) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

              (v) Contract of reinsurance in connection with the variable annuity contracts being offered - Form of Reinsurance Agreement between North American Security Life Insurance Company and Merrill Lynch Life Insurance Company effective January 1, 1997 -- Incorporated by reference to Exhibit
                    (b)(7)(v) to Form N-4, file number 33-76162, filed February 25, 1998.

          (8) Other material contracts not made in the ordinary course of business which are to be performed in whole or in part on or after the date the registration statement is filed:

              (i) Form of Remote Service Agreement dated November 1, 1996 between North American Security Life Insurance Company and CSC Continuum, Inc. -- Previously filed as Exhibit (b)(8)(i) to post-effective amendment no. 3 to Form N-4 filed February 28, 1997.

          (9) Opinion of Counsel and consent to its use as to the legality of the securities being registered June 28, 1994 -- Previously filed as Exhibit (b)(9) to post effective amendment no. 4 to Form N-4 filed February 26, 1998.


         (10) Written consent of Ernst & Young LLP, independent auditors - To Be Filed By Amendment


         (11) All financial statements omitted from Item 23, Financial Statements -- Not Applicable.

         (12) Agreements in consideration for providing initial capital between or among Registrant, Depositor, Underwriter or initial contract owners -- Not Applicable.

         (13) Schedules of computation -- Previously filed as Exhibit (b)(13) to post-effective amendment no. 2 to Form N-4 filed March 1, 1996.

         (14) Financial Data Schedule -- Not Applicable.

         (15) (i) Power of Attorney - John D. Richardson (Chairman of the Board of Directors, North American Security Life Insurance Company) -- Previously filed as Exhibit (b)(15)(iii) to post-effective amendment no. 2 to Form N-4 filed April 29, 1997.

              (ii) Power of Attorney - David W. Libbey, Principal Financial Officer, North American Security Life Insurance Company -- Incorporated by reference to Exhibit (24)(ii) to Form 10Q of The Manufacturers Life Insurance Company of North America filed November 14, 1997.

              (iii) Power of Attorney - Peter S. Hutchison (Director, The
                    Manufacturers Life Insurance Company of North America) -- Incorporated by reference to Exhibit (b)(15)(iii) to Form N-4, file number 33-76162 filed February 25, 1998.

Item 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR.

OFFICERS AND DIRECTORS OF THE MANUFACTURERS LIFE INSURANCE COMPANY OF NORTH AMERICA

Name and Principal               Position with
BUSINESS ADDRESS                 MANULIFE NORTH AMERICA


John D. DesPrez III              Director and Chairman of the Board of Directors
73 Tremont Street
Boston, MA  02108

Theodore F. Kilkuskie, Jr.       Director and President
73 Tremont Street
Boston, MA  02108

John D. Richardson               Director
200 Bloor Street East
Toronto, Ontario
Canada M4W-1E5

Robert Boyda                     Vice President, Investment Management Services
73 Tremont Street
Boston, MA  02108

Name and Principal               Position with
Business Address                 Manulife North America

James D. Gallagher               Vice President, Secretary and General Counsel
73 Tremont Street
Boston, MA  02108

Cindy Granata                    Vice President, Information Systems
73 Tremont Street
Boston, MA  02108

Bill Hayward                     Vice President, Administration
73 Tremont Street
Boston, MA  02108

David W. Libbey                  Vice President, Treasurer and Chief Financial
73 Tremont Street                Officer
Boston, MA  02108

Hugh McHaffie                    Vice President, U.S. Annuities
73 Tremont Street
Boston, MA 02108

Janet Sweeney                    Vice President, Corporate Services
73 Tremont Street
Boston, MA 02108

John G. Vrysen                   Vice President and Chief Actuary
73 Tremont Street
Boston, MA 02108


Item 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH DEPOSITOR OR REGISTRANT.

THE MANUFACTURERS LIFE INSURANCE COMPANY
Manulife Corporate Organization as at December 31, 1997
The Manufacturers Life Insurance Company (Canada)

1.    Cantay Holdings Inc. - Ontario (100%)
2.    484551 Ontario Limited - Ontario (100%)
      a. 911164 Ontario Inc. - Ontario (100%)
3.    Churchill Lifestyles Corp. (100%)
4.    495603 Ontario Limited - Ontario (100%)
5.    1198183 Ontario Limited - Ontario (100%)
6.    1198184 Ontario Limited - Ontario (100%)
7.    1235434 Ontario Limited - Ontario (100%)
8.    576986 Ontario Inc. - Ontario (100%)
9.    Balmoral Developments Inc. - Ontario (100%)
10.   Manulife Bank of Canada - Canada (100%)
11.   Manulife Securities International Ltd. - Canada (100%)
12.   Family Realty First Corp. - Ontario (100%)
13.   NAL Resources Limited - Alberta (100%)
14.   Manulife International Capital Corporation Limited - Ontario (100%)

      a. Regional Power Inc. - Ontario (100%)
         i.   La Regionale Power (Port Cartier) Inc. - Ontario (100%)
         ii.  La Regionale Power Angliers Inc. - Ontario (100%)
         iii. Addalam Power Corporation - Philippines (100%)
15.   Peel-de Maisonneuve Investments Ltd. - Canada (100%)
      a. 2932121 Canada Inc. - Canada (100%)
16.   FNA Financial Inc. - Canada (100%)
      a. NAL Trustco Inc. - Ontario (100%)
      b. First North American Insurance Company - Canada (100%)
      c. Elliott & Page Limited - Ontario (100%)
      d. Seamark Asset Management Ltd. - Canada (67.86%)
      e. NAL Resources Management Limited - Canada (100%)
         i.   NAL Energy Inc. - Alberta (100%)
17.   ManuCab Ltd. - Canada (100%)
      a. Plazcab Service Limited - Newfoundland (100%)
18.   Manufacturers Life Capital Corporation Inc. - Canada (100%)
19.   The North American Group Inc. - Ontario (100%)
20.   994744 Ontario Inc. - Ontario (100%)
21.   1268337 Ontario Inc. - Ontario (100%)
22.   3426505 Canada Inc. - Canada (100%)
23.   The Manufacturers Investment Corporation - Michigan (100%)
      a. Manulife Reinsurance Corporation (U.S.A.) - Michigan (100%)
         i.   The Manufacturers Life Insurance Company (U.S.A.) - Michigan
              (100%)
              (1) Dover Leasing Investments, LLC - Delaware (99%)
              (2) The Manufacturers Life Insurance Company of America - Michigan
                  (100%)
                  (a) Manulife Holding Corporation - Delaware (100%)
                      (i)    Manufacturers Adviser Corporation - Colorado (100%)
                      (ii) Succession Planning International, Inc. - Wisconsin (100%)
                      (iii)  ManEquity, Inc. - Colorado (100%)
                      (iv) Manulife Property Management of Washington, D.C. Inc. - Washington, D.C. (100%)
                      (v)    ManuLife Service Corporation - Colorado (100%)
                      (vi)   Manulife Leasing Company, LLC - Delaware (80%)
              (3) Capitol Bankers Life Insurance Company - Michigan (100%)
              (4) Ennal, Inc. - Ohio (100%)
              (5) Manulife-Wood Logan Holding Co. Inc. - Delaware (62.5%)
                  (a) Wood Logan Associates, Inc. - Connecticut (100%)
                      (i)    Wood Logan Distributors, Inc. - Connecticut (100%)
                  (b) The Manufacturers Life Insurance Company of North America
                      - Delaware (100%)
                      (i) Manufacturers Securities Services, LLC - Massachusetts (100%)
                      (ii)   The Manufacturers Life Insurance Company of
                             New York  - New York (100%)
         ii.  Manulife Reinsurance Limited - Bermuda (100%) (1) MRL
                    Holding, LLC - Delaware (99%)
                             (a) Manulife-Wood Logan Holding Co. Inc. - Delaware (22.5%)
         iii. MRL Holding, LLC - Delaware (1%)
24.   Manulife International Investment Management Limited - U.K. (100%)
      a. Manulife International Fund Management Limited - U.K. (100%)
25.   WT(SW) Properties Ltd. - U.K. (100%)
26.   Manulife Europe Ruckversicherungs-Aktiengesellschaft - Germany (100%)

27.   Manulife International Holdings Limited - Bermuda (100%)
      a. Manulife (International) Limited - Bermuda (100%)
         i.   Zhong Hong Life Insurance Co., Ltd. - China (51%)
         ii. The Manufacturers (Pacific Asia) Insurance Company Limited - H.K. (100%)
         iii. Newtime Consultants Limited - H.K. (100%)
28.   Manulife (International) Reinsurance Limited - Bermuda (100%)
      a. Manulife (International) P & C Limited - Bermuda (100%)
      b. Manufacturers P & C Limited - Barbados (100%)
      c. Manufacturers Life Reinsurance Limited - Barbados (100%)
29.   Chinfon-Manulife Insurance Company Limited - Bermuda (100%)
30.   Manulife (Malaysia) SDN. BHD. - Malaysia (100%)
31.   Manulife (Thailand) Ltd. - Thailand (100%)
32.   Young Poong Manulife Insurance Company - Korea (100%)
33.   Manulife Data Services Inc. - Barbados (100%)
      a. Manulife Funds Direct (Barbados) Limited - Barbados (100%)
         i.   Manulife Funds Direct (Hong Kong) Limited - H.K. (100%)
34.   OUB Manulife Pte. Ltd. - Singapore (100%)
35.   Manulife Holdings (Hong Kong) Limited - H.K. (100%)
36.   ManuLife Financial Systems (Hong Kong) Limited - H.K. (100%)
37.   P.T. Asuransi Jiwa Dhamala ManuLife - Indonesia (51%)
      a. P.T. AMP Panin Life - Indonesia (100%)

Item 27.  NUMBER OF CONTRACT OWNERS.


As of December 31, 1998, the following table lists the number of qualified and non-qualified contracts of the series offered hereby outstanding.

           CONTRACT                QUALIFIED            NON-QUALIFIED

           Ven 22/23                 5,032                  6,640

             Ven 8                   1,799                  2,306



Item 28.  INDEMNIFICATION.

Article 9 of the Articles of Incorporation of the Company provides as follows:

NINTH: A director of this corporation shall not be liable to the corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except to the extent such exemption from liability or limitation thereof is not permitted under the General Corporation Law of the State of Delaware as the same exists or may hereafter be amended. Any repeal or modification of the foregoing sentence shall not adversely affect any right or protection of a director of the corporation existing hereunder with respect to any act or omission occurring prior to such repeal or modification.

Article XIV of the By-laws of the Company provides as follows:

Each Director or officer, whether or not then in office, shall be indemnified by the Company against all costs and expenses reasonably incurred by or imposed upon him or her, including legal fees, in connection with or resulting from any claim, action, suit or proceeding, whether civil, criminal or administrative, in which he or she may become involved as a party or otherwise, by reason of his or her being or having been a Director or officer of the Company.

         (1) Indemnity will not be granted to any Director or officer with respect to any claim, action, suit or proceeding which shall be brought against such Director or officer by or in the right of the Company, and

         (2) Indemnification for amounts paid and expenses incurred in settling such action, claim, suit or proceeding, will not be granted, until it shall be determined by a disinterested majority of the Board of Directors or by a majority of any disinterested committee or group of persons to whom the question may be referred by the Board, that said Director or officer did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal, and that the payment of such costs, expenses, penalties or fines is in the interest of the Company, and not contrary to public policy or other provisions of law.

         The termination of any action, suit or proceeding by judgment, order, settlement, conviction or upon a plea of nolo contendre or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful. Indemnification shall be made by the corporation upon determination by a disinterested majority of the Board of Directors or of a majority of any disinterested committee or group or persons to whom the question may be referred to by said Board, that the person did indeed act in good faith and in a manner he or she reasonably believed to be in, or not adverse, to the best interests of the corporation, and, with respect to any criminal action or proceeding, had reasonably cause to believe that his or her conduct was legal.

         The foregoing right to indemnity shall not be exclusive of any other rights to which such Director or officer may be entitled as a matter of law.

         The foregoing right to indemnity shall also extend to the estate of any deceased Director or officer with respect to any such claim, action, suit or proceeding in which such Director or officer or his or her estate may become involved by reason of his or her having been a Director or officer of the Company, and subject to the same conditions outlined above.

Section IX, paragraph D of the Promotional Agent Agreement among the Company (referred to therein as "Security Life"), NASL Financial and Wood/Logan (referred to therein as "Promotional Agent") provides as follows:

a. NASL Financial and Security Life agree to indemnify and hold harmless Promotional Agent, its officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the Securities Act of 1933 ("1933 Act"), the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon any untrue statement or alleged untrue statement of a material fact or any omission or alleged omission to state a material fact required to be stated or necessary to make the statements made not misleading in any registration statement for the Contracts filed pursuant to the 1933 Act or any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial or Security Life pursuant to Section VI, paragraph B of this Agreement.

b. Promotional Agent agrees to indemnify and hold harmless NASL Financial and Security Life, their officers, directors and employees against any and all losses, claims, damages or liabilities to which they may become subject under the 1933 Act, the 1934 Act or other federal or state statutory law or regulation, at common law or otherwise, insofar as such losses, claims, damages or liabilities (or actions in respect thereof) arise out of or are based upon: (i) any oral or written misrepresentation by Promotional Agent or its officers, directors, employees or agents unless such misrepresentation is contained in any registration statement for the Contracts or Fund shares, any prospectus included as a part thereof, as from time to time amended and supplemented, or any advertisement or sales literature approved in writing by NASL Financial pursuant to Section VI, paragraph B of this Agreement or, (ii) the failure of Promotional Agent or its officers, directors, employees or agents to comply with any applicable provisions of this Agreement.

Notwithstanding the foregoing, Registrant hereby makes the following undertaking pursuant to Rule 484 under the Securities Act of 1933:

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  PRINCIPAL UNDERWRITERS.

a.    NAME OF INVESTMENT COMPANY                  CAPACITY IN WHICH ACTING

      Manufacturers Investment Trust              Investment Adviser

      The Manufacturers Life Insurance            Principal Underwriter
      Company of North America Separate
      Account A

      The Manufacturers Life Insurance            Principal Underwriter
      Company of North America Separate
      Account B

      The Manufacturers Life Insurance            Principal Underwriter
      Company of New York Separate
      Account A

      The Manufacturers Life Insurance            Principal Underwriter
      Company of New York Separate
      Account B

b. The Manufacturers Life Insurance Company of North America is the managing member of Manufacturers Securities Services, LLC and has sole power to act on behalf of Manufacturers Securities Services, LLC. The officers and directors of The Manufacturers Life Insurance Company of North America are set forth under
Item 25.

c. None.

Item 30.  LOCATION OF ACCOUNTS AND RECORDS.

All books and records are maintained at 116 Huntington Avenue, Boston, MA 02116 and at 73 Tremont Street, Boston, MA 02108.

Item 31.  MANAGEMENT SERVICES.

None.

Item 32. UNDERTAKINGS.

Representation of Insurer Pursuant to Section 26 of the Investment Company Act of 1940

The Manufacturers Life Insurance Company of North America (the "Company") hereby represents that the fees and charges deducted under the contracts issued pursuant to this registration statement, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES


         As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Manufacturers Life Insurance Company of North America Separate Account A, has caused this Amendment to the Registration Statement to be signed on its behalf, in the City of Boston, and Commonwealth of Massachusetts on this 1st day of March, 1999.


                                         THE MANUFACTURERS LIFE INSURANCE
                                         COMPANY OF NORTH AMERICA SEPARATE
                                         ACCOUNT A
                                         -------------------------------------
                                                  (Registrant)


                                    By:  THE MANUFACTURERS LIFE INSURANCE
                                         COMPANY OF NORTH AMERICA
                                         -------------------------------------
                                                   (Depositor)


                                    By:  /s/ THEODORE F. KILKUSKIE, JR.
                                         -------------------------------------
                                         Theodore F. Kilkuskie, Jr., President


Attest:


/s/ JAMES D. GALLAGHER
-------------------------------------
James D. Gallagher, Secretary


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Depositor has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned on the 1st day of March, 1999 in the City of Boston, and Commonwealth of Massachusetts.


                                         THE MANUFACTURERS LIFE INSURANCE
                                         COMPANY OF NORTH AMERICA
                                         -------------------------------------
                                                   (Depositor)



                                    By:  /s/ THEODORE F. KILKUSKIE, JR.
                                         -------------------------------------
                                         Theodore F. Kilkuskie, Jr., President


Attest:


/s/ JAMES D. GALLAGHER
-------------------------------------
James D. Gallagher, Secretary

         As required by the Securities Act of 1933, this amended Registration Statement has been signed by the following persons in the capacities with the Depositor as indicated on this 1st day of March, 1999.

         SIGNATURE                                         TITLE




         /s/ JOHN D. DESPREZ III                  Director and Chairman
         -------------------------------          of the Board
         John D. DesPrez III



         /s/ THEODORE F. KILKUSKIE, JR.           Director
         -------------------------------          (Principal Executive Officer)
         Theodore F. Kilkuskie, Jr.



         *                                        Director
         -------------------------------
         John D. Richardson



         /s/ DAVID W. LIBBEY                      Vice President, Treasurer
         -------------------------------          and Chief Financial Officer
         David W. Libbey                          (Principal Financial Officer)




         *By:   /s/ DAVID W. LIBBEY
                ----------------------------
                David W. Libbey
                Attorney-in-Fact
                Pursuant to Powers
                of Attorney

                                  EXHIBIT INDEX


EXHIBIT NO.       DESCRIPTION

(4)(vi)           Fixed Account Endorsement